                                                      REGISTRATION NO. 333-56969

                                                       REGISTRATION NO. 811-4235
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 4

                        MONY AMERICA VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (Address of Principal Executive Office)

                          FREDERICK C. TEDESCHI, ESQ.
                  VICE PRESIDENT AND CHIEF COUNSEL-OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (Name and Address of Agent for Service)

     It is proposed that this filing become effective on May 1, 2000 pursuant to Rule 485(b).
---------------
STATEMENT PURSUANT TO RULE 24f-2

     The Registrant registers an indefinite number or amount of its variable life insurance contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for Registrant's fiscal year ending December 31, 1999 was filed on March 29, 2000.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

ITEM NO. OF
FORM N-8B-2                                                    CAPTION IN PROSPECTUS
-----------                                                    ---------------------
 1..........................................  Cover Page
 2..........................................  Cover Page
 3..........................................  Not Applicable
 4..........................................  DISTRIBUTION OF THE POLICY
 5..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
 6..........................................  MONY America Variable Account L
 7..........................................  Not required
 8..........................................  Not required
 9..........................................  Legal Proceedings
10..........................................  THE POLICY; INFORMATION ABOUT THE COMPANY AND THE
                                                VARIABLE ACCOUNT; CHARGES AND DEDUCTIONS; OTHER
                                                INFORMATION; VOTING OF FUND SHARES; MORE ABOUT THE
                                                POLICY
11..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE
                                                VARIABLE ACCOUNT
12..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE
                                                VARIABLE ACCOUNT
13..........................................  THE POLICY; CHARGES AND DEDUCTIONS; THE FUNDS
14..........................................  THE POLICY
15..........................................  THE POLICY
16..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND
                                                THE VARIABLE ACCOUNT
17..........................................  THE POLICY
18..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT COMPANY AND THE
                                                VARIABLE ACCOUNT
19..........................................  VOTING OF FUND SHARES; MORE ABOUT THE POLICY
20..........................................  Not applicable
21..........................................  THE POLICY
22..........................................  Not applicable
23..........................................  Not applicable
24..........................................  IMPORTANT TERMS; MORE ABOUT THE POLICY
25..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
26..........................................  Not applicable

ITEM NO. OF
FORM N-8B-2                                                    CAPTION IN PROSPECTUS
-----------                                                    ---------------------
27..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
28..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
29..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
30..........................................  Not applicable
31..........................................  Not applicable
32..........................................  Not applicable
33..........................................  Not applicable
34..........................................  Not applicable
35..........................................  MORE ABOUT THE POLICY
36..........................................  Not applicable
37..........................................  Not applicable
38..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                MORE ABOUT THE POLICY
39..........................................  MORE ABOUT THE POLICY
40..........................................  Not applicable
41..........................................  MORE ABOUT THE POLICY
42..........................................  Not applicable
43..........................................  Not applicable
44..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
45..........................................  Not applicable
46..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
47..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
48..........................................  Not applicable
49..........................................  Not applicable
50..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
51..........................................  Cover Page; INFORMATION ABOUT THE COMPANY AND THE
                                                VARIABLE ACCOUNT; THE POLICY; MORE ABOUT THE POLICY
52..........................................  OTHER INFORMATION
53..........................................  OTHER INFORMATION
54..........................................  Not applicable
55..........................................  Not applicable
56..........................................  Not required
57..........................................  Not required
58..........................................  Not required
59..........................................  FINANCIAL STATEMENTS

                                     PART I

                     (INFORMATION REQUIRED IN A PROSPECTUS)

                                   PROSPECTUS

                               Dated May 1, 2000

                    Variable Universal Life Insurance Policy

MONY Life Insurance Company of America (the "Company") issues a variable universal life insurance policy described in this Prospectus. Among the policy's many terms are:

Allocation of Premiums and Cash Values:

- You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

     - You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.

        - If you do, you can also tell us to place your premium payments and cash values into any 20 of 25 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value.

     - You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

Death Benefit:

- We will pay a death benefit if you die before you reach age 100 while the policy is in effect. That death benefit will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

- You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

Charges and Fees:

- The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                THESE ARE ONLY SOME OF THE TERMS OF THE POLICY.
 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc. Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.

                        MONY America Variable Account L
                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Summary of the Policy.......................................  1
  Important Policy Terms....................................  1
  Purpose of the Policy.....................................  1
  Policy Premium Payments and Values........................  1
  Charges and Deductions....................................  2
  Fees and Expenses of the Funds............................  4
  The Death Benefit.........................................  7
  Premium Features..........................................  8
  MONY America Variable Account L...........................  8
  Allocation Options........................................  8
  Transfer of Fund Value....................................  9
  Policy Loans..............................................  9
  Full Surrender............................................  9
  Partial Surrender.........................................  9
  Right to Return Policy Period.............................  9
  Grace Period and Lapse....................................  9
  Tax Treatment of Increases in Fund Value..................  10
  Tax Treatment of Death Benefit............................  10
  Riders....................................................  10
  Contacting the Company....................................  10
  Understanding the Policy..................................  11
Detailed Information about the Company and MONY America
  Variable Account L........................................  12
  MONY Life Insurance Company of America....................  12
  Year 2000 Issue...........................................  12
  MONY America Variable Account L...........................  13
The Funds...................................................  18
  MONY Series Fund, Inc. ...................................  18
  Enterprise Accumulation Trust.............................  19
  Dreyfus Stock Index Fund..................................  21
  The Dreyfus Socially Responsible Growth Fund, Inc. .......  21
  Fidelity Variable Insurance Products Fund.................  22
  Fidelity Variable Insurance Products Fund II..............  22
  Fidelity Variable Insurance Products Fund III.............  22
  Janus Aspen Series........................................  23
  Purchase of Portfolio Shares by MONY America Variable
     Account L..............................................  23
Detailed Information About The Policy.......................  24
  Application for a Policy..................................  24
  Right to Examine a Policy -- Right to Return Policy
     Period.................................................  26
  Premiums..................................................  26
  Guaranteed Death Benefit..................................  27
  Allocation of Net Premiums................................  28
  Death Benefits under the Policy...........................  28
  Changes in Specified Amount...............................  30
  Guaranteed Death Benefit Rider............................  32
  Other Optional Insurance Benefits.........................  33
  Benefits at Maturity and Maturity Extension Rider.........  34

                                                              PAGE
                                                              ----
  Policy Values.............................................  35
  Determination of Fund Value...............................  35
  Calculating Unit Values for Each Subaccount...............  36
  Transfer of Fund Value....................................  37
  Right to Exchange Policy..................................  38
  Policy Loans..............................................  38
  Full Surrender............................................  39
  Partial Surrender.........................................  39
  Grace Period and Lapse....................................  40
Charges and Deductions......................................  43
  Deductions from Premiums..................................  44
  Daily Deduction from MONY America Variable Account L......  44
  Deductions from Fund Value................................  45
  Transaction and Other Charges.............................  47
  Fees and Expenses of the Funds............................  47
  Guarantee of Certain Charges..............................  47
Other Information...........................................  48
  Federal Income Tax Considerations.........................  48
  Charge for Company Income Taxes...........................  52
  Voting of Fund Shares.....................................  52
  Disregard of Voting Instructions..........................  53
  Report to Policy Owners...................................  53
  Substitution of Investments and Right to Change
     Operations.............................................  53
  Changes to Comply with Law................................  54
Performance Information.....................................  54
The Guaranteed Interest Account.............................  55
  General Description.......................................  55
  Death Benefit.............................................  56
  Policy Charges............................................  56
  Transfers.................................................  56
  Surrenders and Policy Loans...............................  56
More About the Policy.......................................  57
  Ownership.................................................  57
  Beneficiary...............................................  57
  Notification and Claims Procedures........................  57
  Payments..................................................  58
  Payment Plan/Settlement Provisions........................  58
  Payment in Case of Suicide................................  58
  Assignment................................................  58
  Errors on the Application.................................  59
  Incontestability..........................................  59
  Policy Illustrations......................................  59
  Distribution of the Policy................................  59
More About the Company......................................  60
  Management................................................  60
  State Regulation..........................................  62
  Telephone Transfer Privileges.............................  62
  Legal Proceedings.........................................  62

                                                              PAGE
                                                              ----
  Legal Matters.............................................  62
  Registration Statement....................................  63
  Independent Accountants...................................  63
  Financial Statements......................................  63
  Index to Financial Statements.............................  F-1
Appendix A..................................................  A-1
Appendix B..................................................  B-1
Appendix C..................................................  C-1
Appendix D..................................................  D-1

                             SUMMARY OF THE POLICY

     This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account on page 51. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

     We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

     Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

     Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

     Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L the Guaranteed Interest Account, and the Loan Account.

     Cash Value -- The Fund Value of the policy less any surrender charge and any Outstanding Debt.

     Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first three policy years, regardless of subaccount cash values. In certain cases, this also applies to the first three policy years following an increase in the Specified Amount.

     Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account," page 51.)

     Specified Amount -- The minimum death benefit requested by the policy owner.

     Business Day -- Each day that the New York Stock Exchange is open for trading.

PURPOSE OF THE POLICY

     The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to your choice of (a) its Specified Amount, or
(b) its Specified Amount plus accumulated Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.

POLICY PREMIUM PAYMENTS AND VALUES

     The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

     You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

     The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you chose. Except in certain circumstances described later (See "Death Benefits Under the Policy," at page 23), the death benefit will never decrease below the Specified Amount of your policy.

     Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

     The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

     If you cancel the policy and return it to the Company during the Right to Return Period, your premium payments will be returned by the Company. After the Right to Return Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first fifteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from the amount it will pay you. The Fund Value minus Surrender Charges and minus the amount of debt outstanding from loans you have received is called the Cash Value of the policy.

     Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Fund Value and are described in further detail below.

     The policy remains in effect until the earliest of

     (1) a grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt,

     (2) age 100,

     (3) death of the insured, or

     (4) full surrender of the policy.

     Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid during those first three policy years will keep the policy and all rider coverages in effect for the first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first three policy years, you must pay the Minimum Monthly Premium for three more years after the increase. A Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders will not lapse. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premiums and is discussed below.

CHARGES AND DEDUCTIONS

     The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found on pages 37 - 42.

--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on Specified      Specified Amounts less than $500,000 -- 4%
                     Amount plus Term Life Term     Specified Amounts of $500,000 or more -- 3%
                     Rider amount in effect. It
                     is a % of Premium paid.
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 2.25%
                                                    Federal -- 1.5% (0% for individual
                                                    qualified plan issues)

--------------------------------------------------------------------------------

              DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge -- Maximum    .35% of subaccount value (0.000959% daily)
     Annual Rate

--------------------------------------------------------------------------------

                           DEDUCTIONS FROM FUND VALUE

----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

     Administrative Charge -- monthly              $5.00
----------------------------------------------------------------------------------------------

     Monthly per $1,000 Specified Amount Charge    See Appendix B. This charge applies for the
     Based on issue age.                           first 15 policy years (or for 15 years from
                                                   the date of any increase in Specified
                                                   Amount)
----------------------------------------------------------------------------------------------

     Guaranteed Death Benefit Charge               $0.01 per $1,000 of Specified Amount and
     Monthly Charge for Guaranteed Death Benefit   certain Rider amounts. Please note that the
     Rider*                                        Rider requires that at least the amount of
                                                   premiums set forth in the policy itself be
                                                   paid in order to remain in effect.
----------------------------------------------------------------------------------------------

     Optional Insurance Benefits Charge            As applicable.
     Monthly Deduction for any other Optional
     Insurance Benefits added by rider.
----------------------------------------------------------------------------------------------

     Transaction and Other Charges
     -Partial Surrender Fee                        $10
     -Transfer of Fund Value                       $25 (maximum per transfer)(1)
     (at Company's Option)
----------------------------------------------------------------------------------------------

     Surrender Charge                              See discussion of Surrender Charge on page
     Grades from 80% to 0 over 15 years (10          for grading schedule.
     years for issue ages 76-85) based on a
     schedule. Factors per $1,000 of Specified
     Amount vary based on issue age, gender, and
     underwriting class.
----------------------------------------------------------------------------------------------

* The Guaranteed Death Benefit Rider is not available in all states.

(1) Currently no charge on any transfers.

     MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses its operations. Those expenses are also shown in the table below.

FEES AND EXPENSES OF THE FUNDS

     The Funds and each of their portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 4-5. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

     Information contained in the following table was provided by the respective Funds and has not been independently verified by us.

                          ANNUAL EXPENSES FOR THE YEAR
                            ENDED DECEMBER 31, 1999

                                                                       DISTRIBUTION AND
        FUND/PORTFOLIO            MANAGEMENT FEES   OTHER EXPENSES   SERVICE (12-b-1) FEE    TOTAL EXPENSES
        --------------            ---------------   --------------   --------------------    --------------
MONY SERIES FUND, INC.
Intermediate Term Bond
  Portfolio....................        0.50%             0.07%                 N/A               0.57%
Long Term Bond Portfolio.......        0.50%             0.05%                 N/A               0.55%
Government Securities
  Portfolio....................        0.50%             0.08%                 N/A            0.58%(1)
Money Market Portfolio.........        0.40%             0.04%                 N/A               0.44%
ENTERPRISE ACCUMULATION TRUST
Equity Portfolio...............        0.78%          0.04%(2)                 N/A               0.82%
Small Company Value
  Portfolio....................        0.80%             0.04%                 N/A               0.84%
Managed Portfolio..............        0.72%             0.04%                 N/A               0.76%
International Growth
  Portfolio....................        0.85%             0.16%                 N/A               1.01%
High Yield Bond Portfolio......        0.60%             0.09%                 N/A               0.69%
Small Company Growth
  Portfolio....................        1.00%             0.40%                 N/A            1.40%(2)
Equity Income Portfolio........        0.75%             0.30%                 N/A            1.05%(2)
Capital Appreciation
  Portfolio....................        0.75%             0.41%                 N/A               1.16%
Growth and Income Portfolio....        0.75%             0.19%                 N/A               0.94%
Growth Portfolio...............        0.75%             0.09%                 N/A               0.84%
Multi-Cap Growth Portfolio.....        1.00%             0.40%                 N/A            1.40%(2)
Balanced Portfolio.............        0.75%             0.20%                 N/A            0.95%(2)
DREYFUS STOCK INDEX FUND.......       0.245%            0.015%                 N/A               0.26%
THE DREYFUS SOCIALLY
  RESPONSIBLE GROWTH FUND,
  INC. ........................        0.75%             0.04%                 N/A               0.79%
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND (VIP)
Growth Portfolio...............        0.58%             0.09%               0.10%            0.77%(3)
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II)
Contrafund(R)Portfolio.........        0.58%             0.10%               0.10%            0.78%(3)
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND III (VIP III)
Growth Opportunities
  Portfolio....................        0.58%             0.11%               0.10%            0.79%(3)

                                                                       DISTRIBUTION AND
        FUND/PORTFOLIO            MANAGEMENT FEES   OTHER EXPENSES   SERVICE (12-b-1) FEE    TOTAL EXPENSES
        --------------            ---------------   --------------   --------------------    --------------
JANUS ASPEN SERIES
Balanced Portfolio.............        0.65%             0.02%                 N/A            0.67%(4)
Capital Appreciation
  Portfolio....................        0.65%             0.04%                 N/A            0.69%(4)
Worldwide Growth Portfolio.....        0.65%             0.05%                 N/A            0.70%(4)
Aggressive Growth..............        0.65%             0.02%                 N/A            0.67%(4)

---------------

    (1) Expenses do not include custodial credit. With custodial credits, expenses would have been 0.57%.

    (2) Enterprise Capital Management, Inc., has contractually agreed to limit expenses on these Portfolios to the amount shown. Without the contractual limitation, the total expenses would have been as follows:
        Small Company Growth -- 1.55%; Equity Income -- 1.20%;
        Balanced -- 1.89%; and Multi-Cap Growth -- 1.52%.

    (3) Expenses do not include reimbursements. With reimbursements, expenses would have been Growth -- 0.75%; Contrafund -- 0.75%; and Growth Opportunities -- 0.78%.

    (4) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in management fee.

--------------------------------------------------------------------------------

                          FUND INVESTMENT ADVISER FEES
--------------------------------------------------------------------------------

                             MONY SERIES FUND, INC.

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   ----------------------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   EQUITY PORTFOLIO                              Annual rate of 0.80% of the first $400
                                                 million, 0.75% of the next $400 million,
                                                 and 0.70% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   MANAGED PORTFOLIO                             Annual rate of 0.80% of the first $400
                                                 million, 0.75% of the next $400 million,
                                                 and 0.70% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   EQUITY INCOME PORTFOLIO                       Annual rate of 0.75% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   GROWTH AND INCOME PORTFOLIO                   Annual rate of 0.75% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   GROWTH PORTFOLIO                              Annual rate of 0.75% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   CAPITAL APPRECIATION PORTFOLIO                Annual rate of 0.75% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   SMALL COMPANY GROWTH PORTFOLIO                Annual rate of 1.00% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   SMALL COMPANY VALUE PORTFOLIO                 Annual rate of 0.80% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO                Annual rate of 0.85% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   HIGH YIELD BOND PORTFOLIO                     Annual rate of 0.60% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   BALANCED PORTFOLIO                            Annual rate of 0.75% of the aggregate
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   MULTI-CAP GROWTH PORTFOLIO                    Annual rate of 1.00% of the aggregate
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   DREYFUS STOCK INDEX FUND                      Annual rate of 0.25% of the fund's average
                                                 daily net assets.
   --------------------------------------------------------------------------------------------
   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH       Annual rate of 0.75% of the fund's average
   FUND, INC.                                    daily net assets.
   --------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS          The fee is calculated by adding a group
   FUND -- GROWTH PORTFOLIO                      fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   II -- CONTRAFUND(R) PORTFOLIO                 fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   --------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   III -- GROWTH OPPORTUNITIES PORTFOLIO         fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES AGGRESSIVE GROWTH          Annual rate of 0.65% of the portfolio's
   PORTFOLIO                                     average daily net assets.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES BALANCED PORTFOLIO         Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES CAPITAL APPRECIATION       Annual rate of 0.65% of the portfolio's
   PORTFOLIO                                     average daily net assets.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES WORLDWIDE GROWTH           Annual rate of 0.65% of the portfolio's
   PORTFOLIO                                     average daily net assets.
   --------------------------------------------------------------------------------------------

THE DEATH BENEFIT

     The minimum initial Specified Amount is $50,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

     Option 1 -- The death benefit equals the greater of

          (a) the Specified Amount, or

          (b) fund Value multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

          If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

     Option 2 -- The death benefit equals the greater of

          (a) the Specified Amount of the policy, plus the Fund Value, or

          (b) the Fund Value multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

          If you choose Option 2, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

     You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 23.

     When you apply for insurance, you can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until the later of (a) the insured's age 70, or (b) ten years from the date of the policy, regardless of the policy's Cash Value. See "Guaranteed Death Benefit Rider," page 26.

PREMIUM FEATURES

     You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

     When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments, your policy continues in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

     The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations," page 44.

     The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse," page 35. If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L" on page 12.

ALLOCATION OPTIONS

     You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of the MONY Series Fund, the Enterprise Accumulation Trust, the Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, or the Janus Aspen Series (the "Funds"). The subaccounts available to you and the investment objectives of each available subaccount are described in detail beginning on page 13.

TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See "Transfer of Fund Value," page 58.

POLICY LOANS

     You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy Loans," page 33.

     The amount of Outstanding Debt is subtracted from your death benefit. Your Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender," page 34. Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse," page 35. The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.

FULL SURRENDER

     You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus (c) any Outstanding Debt. See "Full Surrender," page 34.

PARTIAL SURRENDER

     You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request and return it to you. A partial surrender will decrease the Specified Amount. See "Partial Surrender," at page 34.

     Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.

RIGHT TO RETURN POLICY PERIOD

     You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy within 10 days (or longer in some states) after you receive it. You may also return the policy within 45 days after the date you sign the application for the policy. During the Right to Return Policy Period, net premiums will be kept in the general account of the Company and will earn interest at an annual rate of 4.5%. See "Right to Examine a Policy -- Right to Return Policy Period", page 21.

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) it has a Cash Value greater than zero;

          (2) you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or

          (3) during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect. If you increase the Specified Amount during the first three policy years, you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

     If the policy is about to terminate (or Lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

     In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit," page 21. If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse", page 35.

     You must understand that after the first three policy years, the policy can lapse even if the scheduled premium payments are made unless you have made all the premium payments required by the Guaranteed Death Benefit Rider.

TAX TREATMENT OF INCREASES IN FUND VALUE

     The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations," on page 44.

TAX TREATMENT OF DEATH BENEFIT

     Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations," page 44.

RIDERS

     Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are nine riders available with this policy:

     - Guaranteed Death Benefit Rider

     - Spouse's Yearly Renewable Term Rider

     - Children's Term Life Insurance Rider

     - Accidental Death and Dismemberment Rider

     - Purchase Option Rider

     - Waiver of Monthly Deduction Rider

     - Waiver of Specified Premiums Rider

     - Term Life Term Rider

     - Maturity Extension Rider

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

UNDERSTANDING THE POLICY

     The following chart may help you to understand how the policy works.

                 -----------------------------------------

                   MONY Life Insurance Company of America

                 -----------------------------------------


                          Issues the
                          policy


                             ---------------

                                  Policy

                             ---------------


                               Policy owner
                           allocates premium to
                               subaccounts
                           and/or to Guaranteed
                             Interest Account

----------------------                         ---------------------------------
                                                 MONY America Variable Account L
 Guaranteed Interest                                --------------------------
       Account                                          Variable Account L
                                                          subdivided into
----------------------                                      Subaccounts

                                               ---------------------------------


                                       Subaccounts purchase
                                       shares of
                                       corresponding
                                       Portfolios

                                                       ------------------------

                                                              Portfolios

                                                       ------------------------

                     DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is the corporate successor of VICO Credit Life Insurance Company incorporated in Arizona on March 6, 1969. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the Virgin Islands.

     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company, under the policy or on MONY America Variable Account L or the policy. The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was upgraded to A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

     The Company intends to administer the policies itself.

     MONY Securities Corporation, a wholly-owned subsidiary of the Company, is the principal underwriter for the policies.

YEAR 2000 ISSUE

  State of Readiness

     The Company has a service agreement with MONY whereby MONY provides services and equipment including computer and information systems to the Company to conduct its business.

     In 1996, the Company in conjunction with MONY and affiliates (hereafter collectively referred to as "MONY and its subsidiaries") initiated a formal Year 2000 Project to resolve the Year 2000 issue. The scope of the Project was identified, and funding was established.

     The Company, in conjunction with MONY and affiliates, successfully completed its Year 2000 Project (the "Project") to ensure Year 2000 readiness. The Company developed and implemented an enterprise-wide plan to prepare for the Year 2000 issue by ensuring compliance of all applications, operating systems and hardware on mainframe, PC and local area network ("LAN") platforms; ensuring the compliance of voice and data network software and hardware; addressing issues related to non-IT systems in buildings, facilities and equipment which may contain date logic in embedded chips; and addressing the compliance of key vendors and other third parties.

     The total cost of the Project was $2.4 million. The Company does not expect to incur any material future costs on the Project.

     The Company has not experienced any material (or significant) Year 2000 related problems post-December 31, 1999 with its operations or with any external parties with which business is conducted. Based on this experience and the amount of work and testing the Company has previously performed, the Company believes the likelihood of a Year 2000 issue that would have a material effect on the Company's financial position and results of its operations continues to be remote as the Company performs month-end, leap year, quarter-end, and year-end processing. However, there is still the possibility that future Year 2000 related failures in the Company's systems or equipment and/or failure of external parties to achieve Year 2000 compliance could have a material adverse effect on the Company's financial position and results of its operations.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and fund values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

     Fund Values of the policy during the Right to Return Period and Fund Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

     MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.

     MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of MONY Series Fund, Inc. and Enterprise Accumulation Trust (collectively called the "Funds"). For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

     The following table lists the subaccounts of MONY America Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY MONEY MARKET SUBACCOUNT                  Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY GOVERNMENT SECURITIES SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a weighted average maturity of
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   MONY INTERMEDIATE TERM BOND SUBACCOUNT        Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed income
   MONY Series Fund, Inc. Intermediate Term      securities issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   MONY LONG TERM BOND SUBACCOUNT                Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed income
   MONY Series Fund, Inc. Long Term Bond         securities issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY INCOME SUBACCOUNT           Invests in a combination of growth and
                                                 income. Seeks to achieve an above average
   This subaccount purchases shares of the       and consistent total return, primarily
   Enterprise Accumulation Trust Equity          from investments in dividend paying U.S.
   Income Portfolio.                             common stocks.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH AND INCOME SUBACCOUNT       Seeks total return through capital
                                                 appreciation with income as a secondary
   This subaccount purchases shares of the       consideration by investing in a broadly
   Enterprise Accumulation Trust Growth and      diversified group of U.S. common stocks of
   Income Portfolio.                             large capitalization companies.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH SUBACCOUNT                  Seeks capital appreciation, primarily from
                                                 investments in U.S. common stocks of large
   This subaccount purchases shares of the       capitalization companies. Pursues goal by
   Enterprise Accumulation Trust Growth          investing in companies with long-term
   Portfolio.                                    earnings potential, but which are
                                                 currently selling at a discount to their
                                                 estimated long-term value.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE EQUITY SUBACCOUNT                  Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   ENTERPRISE CAPITAL APPRECIATION SUBACCOUNT    Seeks maximum capital appreciation,
                                                 primarily through investment in common
   This subaccount purchases shares of the       stocks of U.S. companies that demonstrate
   Enterprise Accumulation Trust Capital         accelerating earnings momentum and
   Appreciation Portfolio.                       consistently strong financial
                                                 characteristics.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MANAGED SUBACCOUNT                 Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentages of which vary over time
   Portfolio.                                    based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in common stocks of small
   This subaccount purchases shares of the       capitalization companies believed by the
   Enterprise Accumulation Trust Small           portfolio manager to have an outlook for
   Company Growth Portfolio.                     strong earnings growth and potential for
                                                 significant capital appreciation.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY VALUE SUBACCOUNT     Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE INTERNATIONAL GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE HIGH YIELD BOND SUBACCOUNT         Seeks maximum current income by primarily
                                                 investing in high yield, income producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investors Service, Inc., or B- or
   Bond Portfolio.                               better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.
   ENTERPRISE BALANCED SUBACCOUNT                Seeks long-term total return. Generally,
                                                 between 55% and 75% of its total assets
   This subaccount purchases shares of the       will be invested in equity securities, and
   Enterprise Accumulation Trust Balanced        between 45% and 25% in fixed income
   Portfolio.                                    securities to provide a stable flow of
                                                 income. Allocation will vary based on the
                                                 manager's assessment of the return
                                                 potential of each asset class.
   ENTERPRISE MULTI-CAP GROWTH SUBACCOUNT        Seeks long-term capital appreciation by
                                                 primarily investing in growth stocks.
   This subaccount purchases shares of the       Companies will tend to fall into one of
   Enterprise Accumulation Trust Multi-Cap       two categories: companies that offer goods
   Growth Portfolio.                             or services to a rapidly expanding
                                                 marketplace or companies experiencing a
                                                 major change that is expected to produce
                                                 advantageous results.
   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. To pursue this goal, the fund
   Dreyfus Stock Index Fund.                     generally invests in all 500 stocks in the
                                                 S&P 500 in proportion to their weighting
                                                 in the index.
   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH       Seeks to provide capital growth, with
   SUBACCOUNT                                    current income as a secondary goal. To
                                                 pursue these goals, the fund invests
   This subaccount purchases shares of The       primarily in common stock of companies
   Dreyfus Socially Responsible Growth Fund,     that, in the opinion of its management,
   Inc.                                          meet traditional investment standards and
                                                 conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   FIDELITY VIP GROWTH SUBACCOUNT                Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) --                                      with higher than average price/earnings
   Growth Portfolio.                             ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.
   FIDELITY VIP II CONTRAFUND(R) SUBACCOUNT      Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value it believes is not
   Fidelity Variable Insurance Products Fund     fully recognized by the public. Typically,
   II (VIP II) -- Contrafund(R) Portfolio.       includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   FIDELITY VIP III GROWTH OPPORTUNITIES         Seeks to provide capital growth by
   SUBACCOUNT                                    investing primarily in common stocks. May
                                                 also invest in other types of securities,
   This subaccount purchases shares of           including bonds, which may be
   Fidelity Variable Insurance Products Fund     lower-quality debt securities. May invest
   III (VIP III) -- Growth Opportunities         in securities of foreign issuers in
   Portfolio.                                    addition to those of domestic issuers.
   JANUS ASPEN SERIES AGGRESSIVE GROWTH          Seeks long-term growth of capital by
   SUBACCOUNT                                    investing primarily in common stocks
                                                 selected for their growth potential.
   This subaccount purchases shares of Janus     Normally, it invests at least 50% of its
   Aspen Series -- Aggressive Growth             equity assets in medium-sized companies
   Portfolio.                                    with market capitalizations falling within
                                                 the range of companies in the S&P MidCap
                                                 400 Index.
   JANUS ASPEN SERIES BALANCED SUBACCOUNT        Seeks long-term capital growth, consistent
                                                 with preservation of capital and balanced
   This subaccount purchases shares of Janus     by current income. Normally invests 40-60%
   Aspen Series -- Balanced Portfolio.           of its assets in securities selected
                                                 primarily for their growth potential, and
                                                 40-60% in securities selected primarily
                                                 for their income potential and at least
                                                 25% of its assets in fixed-income
                                                 securities.
   JANUS ASPEN SERIES CAPITAL APPRECIATION       Seeks long-term growth of capital. It
   SUBACCOUNT                                    pursues its objective by investing
                                                 primarily in common stocks selected for
   This subaccount purchases shares of Janus     their growth potential. The portfolio may
   Aspen Series -- Capital Appreciation          invest in companies of any size, from
   Portfolio.                                    larger, well-established companies to
                                                 smaller, emerging growth companies.

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES WORLDWIDE GROWTH           Seeks long-term growth of capital in a
   SUBACCOUNT                                    manner consistent with the preservation of
                                                 capital. It pursues this objective by
   This subaccount purchases shares of Janus     investing primarily in common stocks of
   Aspen Series -- Worldwide Growth              companies of any size throughout the
   Portfolio.                                    world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.

                                   THE FUNDS

     Each available subaccount of MONY America Variable Account L will invest only in the shares of the designated portfolio of the Funds. The Funds (except for the Dreyfus Stock Index Fund, and Janus Aspen Series Aggressive Growth and Capital Appreciation portfolios) are diversified, open-end management investment companies. The Dreyfus Stock Index Fund is a non-diversified, open-end management investment company. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds.

MONY SERIES FUND, INC.

     Only shares of four of the seven portfolios of the MONY Series Fund, Inc. can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers and employees who are affiliated in some way with the Company. The MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as investment adviser, the Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to the MONY Series Fund, Inc., the Company receives a daily investment adviser fee for each portfolio (See chart below). Fees are deducted daily and paid to the Company monthly.

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% of assets in excess of $800
                                                 million of the portfolio's aggregate
                                                 average daily net assets.
   ----------------------------------------------------------------------------------------

ENTERPRISE ACCUMULATION TRUST

     Enterprise Accumulation Trust has a number of portfolios; the shares of some of these portfolios can be purchased by subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly-owned subsidiary of MONY, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information on the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio. Enterprise Accumulation Trust pays an investment adviser fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio purchased by subaccounts available to you are shown in the chart below.

----------------------------------------------------------------------------------------------
  PORTFOLIO AND INVESTMENT
        SUB-ADVISER              INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO            Annual rate of 0.80% of the     Annual rate of 0.40% up to
                              first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management   the next $400 million and       excess of $1 billion of the
  Company is the              0.70% in excess of $800         portfolio's average daily
  sub-investment adviser.     million of the portfolio's      net assets.
                              average daily net assets.
----------------------------------------------------------------------------------------------

  MANAGED PORTFOLIO           Annual rate of 0.80% of the     OpCap Advisors' fee for the
                              first $400 million, 0.75% of    assets of the portfolio it
  OpCap Advisors and Sanford  the next $400 million and       manages is an annual rate of
  C. Bernstein & Co. are the  0.70% in excess of $800         0.40% up to $1 billion,
  co-sub-investment           million of the portfolio's      0.30% from $1 billion to $2
  advisers.                   average daily net assets.       billion, and 0.25% in excess
                                                              of $2 billion of the
                                                              portfolio's average daily
                                                              net assets. Sanford C.
                                                              Bernstein & Co., Inc.'s fee
                                                              for the assets of the
                                                              portfolio it manages is an
                                                              annual rate of 0.40% up to
                                                              $10 million, 0.30% from $10
                                                              million to $50 million,
                                                              0.20% from $50 million to
                                                              $100 million, and 0.10% in
                                                              excess of $100 million of
                                                              the portfolio's average
                                                              daily net assets.
----------------------------------------------------------------------------------------------

  EQUITY INCOME PORTFOLIO     Annual rate of 0.75% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $100 million, 0.25% of
  1740 Advisers, Inc. is the  net assets.                     the next $100 million, and
  sub-investment adviser.                                     0.20% in excess of $200
                                                              million of the portfolio's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
  PORTFOLIO AND INVESTMENT
        SUB-ADVISER              INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  GROWTH AND INCOME           Annual rate of 0.75% of the     Annual rate of 0.30% of the
  PORTFOLIO                   portfolio's average daily       first $100 million, 0.25% of
                              net assets.                     the next $100 million, and
  Retirement Systems                                          0.20% in excess of $200
  Investors, Inc. is the                                      million of the portfolio's
  sub-investment adviser.                                     average daily net assets.
----------------------------------------------------------------------------------------------

  GROWTH PORTFOLIO            Annual rate of 0.75% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $1 billion and 0.20%
  Montag & Caldwell, Inc. is  net assets.                     in excess of $1 billion of
  the sub-investment                                          the portfolio's average
  adviser.                                                    daily net assets.
----------------------------------------------------------------------------------------------

  CAPITAL APPRECIATION        Annual rate of 0.75% of the     Annual rate of 0.45% of the
  PORTFOLIO                   portfolio's average daily       portfolio's average daily
                              net assets.                     net assets.
  Marsico Capital
  Management, LLC is the
  sub-investment adviser.
----------------------------------------------------------------------------------------------

  SMALL COMPANY GROWTH        Annual rate of 1.00% of the     Annual rate of 0.65% of the
  PORTFOLIO                   portfolio's average daily       first $50 million, 0.55% of
                              net assets.                     the next $50 million and
  William D. Witter, Inc. is                                  0.45% in excess of $100
  the sub-investment                                          million of the portfolio's
  adviser.                                                    average daily net assets.
----------------------------------------------------------------------------------------------

  SMALL COMPANY VALUE         Annual rate of 0.80% of the     Annual rate of 0.40% of the
  PORTFOLIO                   first $400 million, 0.75% of    first $1 billion and 0.30%
                              the next $400 million and       in excess of $1 billion of
  Gabelli Asset Management    0.70% in excess of $800         the portfolio's average
  Company is the sub-         million of the portfolio's      daily net assets.
  investment adviser.         average daily net assets.
----------------------------------------------------------------------------------------------

  INTERNATIONAL GROWTH        Annual rate of 0.85% of the     Annual rate of 0.40% of the
  PORTFOLIO                   portfolio's average daily       first $100 million, 0.35% of
                              net assets.                     $100 million to $200
  Vontobel USA Inc. is the                                    million, 0.30% of $200
  sub-investment adviser.                                     million to $500 million and
                                                              0.25% in excess of $500
                                                              million of the portfolio's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
  PORTFOLIO AND INVESTMENT
        SUB-ADVISER              INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  HIGH YIELD BOND PORTFOLIO   Annual rate of 0.60% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $100 million and 0.25%
  Caywood-Scholl Capital      net assets.                     in excess of $100 million of
  Management is the sub-                                      the portfolio's average
  investment adviser.                                         daily net assets.
----------------------------------------------------------------------------------------------
  BALANCED PORTFOLIO          Annual rate of 0.75% of the     Annual rate of 0.30% up to
                              average daily net assets.       $100 million, 0.25% of $100
  Montag & Caldwell, Inc. is                                  million to $200 million and
  the sub-investment                                          0.20% in excess of $200
  adviser.                                                    million of the portfolio's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------
  MULTI-CAP GROWTH PORTFOLIO  Annual rate of 1.00% of the     Annual rate of 0.40% of the
                              average daily net assets.       average daily net assets.
  Fred Alger Management Inc.
  is the sub-investment
  adviser.
----------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below.

----------------------------------------------------------------------------------------------
       PORTFOLIO AND
   SUB-INVESTMENT ADVISER        INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND    Annual rate of 0.245% of the    The Dreyfus Corporation pays
                              fund's average daily net        the sub-investment adviser
  Mellon Equity Associates    assets.                         an annual rate of 0.095% of
  is the sub-investment                                       the value of the fund's
  adviser.                                                    average daily net assets.
----------------------------------------------------------------------------------------------
  THE DREYFUS SOCIALLY        Annual rate of 0.75% of the     The Dreyfus Corporation pays
  RESPONSIBLE GROWTH FUND,    fund's average daily net        the sub-investment adviser
  INC.                        assets.                         an annual rate of 0.10% of
                                                              the first $32 million, 0.15%
  NCM Capital Management                                      in excess of $32 million up
  Group, Inc. is the sub-                                     to $150 million, 0.20% in
  investment adviser.                                         excess of $150 million up to
                                                              $300 million, 0.25% in
                                                              excess of $300 million of
                                                              the value of the fund's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS -- GROWTH PORTFOLIO FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- SERVICE CLASS -- CONTRAFUND(R) PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- SERVICE CLASS -- GROWTH OPPORTUNITIES PORTFOLIO

     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments. The daily investment adviser fee for each portfolio is shown in the table below.


     PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
   FIDELITY VARIABLE INSURANCE PRODUCTS          The fee is calculated by adding a group
   FUND -- GROWTH PORTFOLIO                      fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the Fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   II -- CONTRAFUND(R) PORTFOLIO                 fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
   Fidelity Management & Research (U.K.) Inc.    result by the Fund's average net assets
   and Fidelity Management & Research Far        throughout the month. The group fee rate
   East Inc. are the sub-investment advisers.    is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   III -- GROWTH OPPORTUNITIES PORTFOLIO         fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
   Fidelity Management & Research (U.K.) Inc.    result by the Fund's average net assets
   and Fidelity Management & Research Far        throughout the month. The group fee rate
   East Inc. are the sub-investment advisers.    is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.

JANUS ASPEN SERIES

     Janus Aspen Series has several portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment adviser fee for each portfolio is shown in the table below.


                 PORTFOLIO                               INVESTMENT ADVISER FEE
  JANUS ASPEN SERIES -- AGGRESSIVE GROWTH      Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
  JANUS ASPEN SERIES -- BALANCED PORTFOLIO     Annual rate of 0.65% of the portfolio's
                                               average daily net assets.
  JANUS ASPEN SERIES -- CAPITAL                Annual rate of 0.65% of the portfolio's
  APPRECIATION PORTFOLIO                       average daily net assets.
  JANUS ASPEN SERIES -- WORLDWIDE GROWTH       Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.

     The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of

     (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

     (2) more than 50% of the outstanding portfolio shares.

The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

     The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

     Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. A summary of the investment objective of each of the subaccounts available to you is found in the chart on pages 13-15. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

                     DETAILED INFORMATION ABOUT THE POLICY

     The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

APPLICATION FOR A POLICY

     The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured for ages up to and including 85 with evidence of insurability that satisfies the Company. If a qualified plan will own the policy, the insured cannot be more than 70 years old. The age of the insured is the age on his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

     The minimum Specified Amount you may apply for is $50,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

     Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

     If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See
"Premiums -- Premium Flexibility," page 21.

     Coverage under the Temporary Insurance Agreement ends (except for contracts issued in Kansas) on the earliest of:

        (1) the Policy Release Date, if the policy is issued as applied for;

        (2) the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

        (3) no later than 90 days from the date the Temporary Insurance Agreement is signed;

        (4) the 45th day after the form is signed if you have not finished the last required medical exam;

        (5) 5 days after the Company sends notice to you that it declines to issue any policy; and

        (6) the date you tell the Company that the policy will be refused.

     For contracts issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

        (1) the Policy Release Date, if the policy is issued as applied for;

        (2) the 15(th) day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

        (3) the date you tell the Company that the policy will be refused; and

        (4) the day written notice of the declination and refund of premium is provided to the applicant.

     If the insured dies during the period of temporary coverage, the death benefit will be:

          (1) the insurance coverage applied for (including any optional riders) up to $500,000, less

          (2) the deductions from premium and the monthly deduction due prior to the date of death.

     Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5 % per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of

          (1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date, or

          (2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused, or

          (3) the date the Company sends notice to you declining to issue any policy.

  Initial Premium Payment

     Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payments specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release

Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period," page 21.

  Policy Date

     The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

     Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

     The Right to Return Policy Period runs for 10 days (or longer in certain states) after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

PREMIUMS

     The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

     The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon

     (1) the policy's Specified Amount,

     (2) any riders added to the policy, and

     (3) the insured's

          (a) Age,

          (b) smoking status,

          (c) gender (unless unisex cost of insurance rates apply, see "Deductions From Fund Value -- Cost of Insurance," page 40), and

          (d) underwriting class.

     The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

     The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" on page 2 are met. See also "Grace Period and Lapse," page 35.

  Scheduled Premium Payments

     When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.

     You may elect to make monthly premium payments by electronic funds transfer. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

     Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary and on page 35.)

GUARANTEED DEATH BENEFIT

     Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by

          (1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

          (2) the interest earned in the Guaranteed Interest Account, and

          (3) the deduction from Fund Value of the various charges, costs, and expenses imposed by the policy provisions.

     This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace Period and Lapse," page 35.

     When you apply for a policy, you may be able to choose the Guaranteed Death Benefit Rider. This Rider may extend the period that the Specified Amount of your policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. See "Guaranteed Death Benefit Rider," page 26. The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the State of Texas.

  Modified Endowment Contracts

     The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 46.

  Unscheduled Premium Payments

     Generally, you may make premium payments at any time and in any amount. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death Benefits Under the Policy," page 23 and "Federal Income Tax
Considerations -- Definition of Life Insurance," page 44. However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

     Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be treated as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse" page 35.

     Your policy is guaranteed to remain in effect as long as

          (1) the Cash Value is greater than zero, or

          (2) you have purchased the Guaranteed Death Benefit Rider and you have met all the requirements of that rider, or

          (3) during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy the Minimum Monthly Premium requirements are satisfied during the three policy years following the effective date of the increase.

ALLOCATION OF NET PREMIUMS

     Net premiums may be allocated to up to 20 of the twenty-five available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%.

     You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13202. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone Transfer Privileges," page 58. Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $50,000.

     As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of

          (1) the policy's death benefit, plus

          (2) any insurance proceeds provided by rider, less

          (3) any Outstanding Debt (and, if in the Grace Period, less any overdue charges).

     You may select one of two death benefit Options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

     Option 1 -- The death benefit equals the greater of

          (a) the Specified Amount, or

          (b) Fund Value multiplied by a death benefit percentage.

          The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax
     Considerations -- Definition of Life Insurance," page 44. The death benefit percentage is 250% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

     Option 2 -- The death benefit equals the greater of

          (a) the Specified Amount of the policy, plus the Fund Value, or

          (b) the Fund Value multiplied by a death benefit percentage.

          The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

  Examples of Options 1 and 2

     The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that the insured is age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                                                             POLICY 1    POLICY 2    POLICY 3
                                                             --------    --------    --------
Specified Amount...........................................  $100,000    $100,000    $100,000
Fund Value on Date of Death................................  $ 35,000    $ 60,000    $ 85,000
Death Benefit Percentage...................................       250%        250%        250%
Death Benefit under Option 1...............................  $100,000    $150,000    $212,500
Death Benefit under Option 2...............................  $135,000    $160,000    $212,500

Option 1, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 250% = $87,500).

Option 1, Policies 2 & 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 x 250% = $150,000 for Policy 2; $85,000 x 250% = $212,500 for Policy 3) is greater than the Specified Amount ($100,000).

Option 2, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 250% = $87,500).

Option 2, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 250% = $150,000).

Option 2, Policy 3: The death benefit is the Fund Value multiplied by the death benefit percentage ($85,000 x 250% = $212,500) since it is greater than the Specified Amount plus the Fund Value ($100,000 + $85,000 = $185,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

     You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

     If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

     A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions From Fund Value -- Cost of Insurance," page
40. If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

CHANGES IN SPECIFIED AMOUNT

     You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the policy is issued.

Increases in Specified Amount are not permitted on or after the insured's age 85 (age 70 for individual qualified plans, i.e. plans qualified under 401(a), including 401(k) plans, and 403(a) of the Internal Revenue Code. Increases are also not permitted if monthly deductions are being waived under the Waiver of Monthly Deduction Rider or premiums are being waived under the Waiver of Specified Premiums Rider. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

     To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

     An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.

     When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions," page 37. In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

     If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.

  Decreases

     Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied

          (1) to reduce the coverage segments of Specified Amount associated with the most recent increases, then

          (2) to the next most recent increases successively, and last

          (3) to the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. Any decrease in the Term Life Term Insurance Rider will be applied to reduce the coverage segments of the Rider in the order of the most recent increases successively and finally to the original Rider.

     The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you have a Guaranteed Death Benefit Rider, it will be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

     The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

          (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy; or

          (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 44.

GUARANTEED DEATH BENEFIT RIDER

     When you apply for your policy you may choose to apply for the Guaranteed Death Benefit Rider. This rider provides a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect under certain circumstances, even if the Cash Value of the policy is zero on any monthly anniversary date.

     In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the later of the insured's age 70 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Guaranteed Death Benefit," page 21.

     On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two calculations.

     The first calculation shows the net premiums you have paid. We

          (1) total the actual premiums you have paid for the policy, and

          (2) subtract the amount of:

             (a) partial surrenders (and associated fees and surrender charges), and

             (b) outstanding debt.

     The second calculation shows the amount of premiums the rider required you to pay. We

          (1) take the Monthly Guarantee Premium specified by the policy, and

          (2) multiply it by the number of complete months since the policy date.

     If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

     The grace period for this Rider is explained in the section called "Grace Period and Lapse -- If Guaranteed Death Benefit Is in Effect" on page 36.

     The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey and Texas. Because the

Guaranteed Death Benefit Rider is not available, the Grace Period and Lapse will be treated as if the Guaranteed Death Benefit is not in effect.

     It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.)

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions," page 37. You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 46. An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Spouse's Yearly Renewable Term Rider

     This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.

  Children's Term Life Insurance Rider

     This rider provides term insurance coverage on the lives of the children of the insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability, if the rider is applied for and issued at the same time as the policy is applied for and issued. If the rider applied for after the policy is issued, different requirements may be imposed. Children include children born to or adopted by the insured and stepchildren of the insured. Coverage is limited to the lesser of 1/5th of the initial Specified Amount or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company, for up to five times the rider coverage amount.

  Accidental Death and Dismemberment Rider

     This rider pays a benefit amount if the insured dies or suffers a specified dismemberment as a result of an accident. The accident must occur after the insured's age 5 and prior to insured's age 70. A benefit equal to twice the rider amount is payable if

          (1) accidental death occurs as the result of riding as a passenger, and

          (2) the accidental death occurred while riding in a public conveyance, and

          (3) the public conveyance was being operated commercially to transport passengers for hire.

     The maximum amount of coverage is the initial specified amount but not more than the greater of

          (1) $100,000 total coverage of all such insurance in the Company or its affiliates, or

          (2) $200,000 of all such coverages regardless of insurance companies issuing such coverages.

  Purchase Option Rider

     This Rider provides the option to purchase up to $100,000 of additional coverage without providing additional evidence that the insured remains insurable. This additional coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37, 40, 43, 46 and 49. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

     - Marriage of the insured.

     - Birth of a child of the insured.

     - Legal adoption of a child by insured.

     A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

  Waiver of Monthly Deduction Rider

     This rider provides for the waiver of certain charges while the insured has a covered disability and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. However, the cumulative Minimum Monthly Premium requirement does not change during the covered disability. It remains fixed at the level at the beginning of the disability.

  Waiver of Specified Premiums Rider

     This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the insured has a covered disability and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary. Net premiums will be allocated among the subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the monthly deductions of your policy nor does it waive the payment of premiums required by the Guaranteed Death Benefit Rider.

  Term Life Term Rider

     This rider provides additional death benefits on the life of the insured until the insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level premium, level face amount permanent policy of insurance offered by the Company. The conversion must occur prior to the insured's age 65 or 5 years from the issue of the rider, whichever is later.

BENEFITS AT MATURITY AND MATURITY EXTENSION RIDER

     The maturity date for this policy is the policy anniversary on which the insured is age 100. If the insured is living on the maturity date, the Company will pay to you, the Cash Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments," page 54. At your option, payment of the benefit may be deferred until the date of the insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the insured's age 100. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

     Please refer to the policy for additional information on the Maturity Extension Rider.

POLICY VALUES

  Fund Value

     The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

     On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value," page 30. No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

  Cash Value

     The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.

DETERMINATION OF FUND VALUE

     Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

     - Payment of premiums.

     - Amount held in the Loan Account to secure any Outstanding Debt.

     - Partial surrenders.

     - The charges assessed in connection with the policy.

     - Investment experience of the subaccounts

     - Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

     The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     - The investment income.

     - Realized and unrealized capital gains and losses.

     - Expenses of a portfolio including the investment adviser fees.

     - Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount," on page 31.) On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

     Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

     - Make partial surrenders.

     - Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the Loan Account).

     - Pay the death benefit when the insured dies.

     - Pay monthly deductions from the policy's Fund Value.

     - Pay policy transaction charges.

     - Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

     Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Company calculates the unit value of a subaccount on any Business Day as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From the Variable
     Account -- Mortality and Expense Risk Charge," page   . If the previous day
     was not a Business Day, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Business Day before the purchase or redemption of any units on that date.

     The unit value of each subaccount on its first Business Day was set at $10.00.

                             DETERMINING FUND VALUE


      ---------------------
                                      Premium and Fund Values Allocated
                                                    plus
          Portfolios                       Investment Experience
                                                  minus
                                         Investment Advisory Fees
      ---------------------                       minus
                                             Operating Expenses




      ---------------------
                                        Value of Portfolio Shares
            Variable                               plus
           Account L                    Dividends or Capital Gains Distributed
         (Subaccounts)                            minus
                                        Mortality & Expense Risk Charge
      ---------------------


--------------------
 Loan Account
                                        --------------------------------
--------------------

Amount set aside as collateral                    Fund Value
for Outstanding Debt

                                        --------------------------------

                                              Minus
                                      Cost of Insurance Charge
--------------------------              Administrative Charge
                                   Monthly per $1,000 Specified Amount Charge
       Guaranteed                          and if applicable, minus
        Interest                   Guaranteed Death Benefit Charge
        Account                    Optional Benefits Charge
                                   Transfer of Fund Value Fee (currently no fee)
--------------------------
Premium Amount Allocated
        plus
Accrued Interest


TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges," page 58. Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 35. No charges are currently imposed upon these transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers and to discontinue telephone transfers.

     After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account," page 51.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account," page 51. No charge is imposed on the transfer when you exercise the exchange privilege.

POLICY LOANS

     You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

     When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

     The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

     The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%

     Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether at the time the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and
(2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is capitalized, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is capitalized, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

     Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less
(1) any partial surrenders and their fees, and (2) Outstanding Debt do not exceed the premiums required under that Rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace Period and Lapse," page 35.

     A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 44.

FULL SURRENDER

     You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

     You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or
(2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan/Settlement Provisions," page 54. For information on the tax effects of surrender of a policy, see "Federal Income Tax Considerations," page 44.

PARTIAL SURRENDER

     With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year.

     A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount is not greater than 90% of Cash Value after the partial surrender.

     You may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

     When you make a partial surrender and you selected death benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected death benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit Option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death Benefits under the Policy," page 23.

     There is a fee for each partial surrender of $10.

     For information on the tax treatment of partial surrenders, see "Federal
Income Tax Considerations," page   .

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as

          (1) it has a Cash Value greater than zero,

          (2) you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that rider, and

          (3) you make any required additional premium payments during a 61-day Grace Period.

  Special Rule for First Three Policy Years

     During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either

        (1) your policy's Cash Value is greater than zero, or

        (2) the sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to

             (a) the Minimum Monthly Premium times the number of months your policy has been in effect (or number of months from the most recent increase in Specified Amount).

     If the insufficiency occurs at any other time, your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect.

     See the explanation below.

  If Guaranteed Death Benefit Rider Is Not in Effect

     To avoid lapse if (1) the Cash Value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

     We will reject any payment if is means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

     If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay

          (1) the Minimum Monthly Premium not paid, plus

          (2) one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), the payment required is

          (1) the monthly deduction not paid, plus

          (2) two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and Deductions -- Deductions from Premiums," page 39). The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal

          (1) the amount of the death benefit immediately prior to the start of the grace period, reduced by

          (2) any unpaid monthly deductions and any Outstanding Debt.

  If Guaranteed Death Benefit Rider Is in Effect

     The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if

          (1) guaranteed Death Benefit Rider is in effect, and

          (2) the test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Rider," page 26.

     While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

  Reinstatement

     We will reinstate a lapsed policy at any time

          (1) before the maturity date, and

          (2) within five years after the monthly anniversary day which precedes the start of the grace period.

     To reinstate a lapsed policy, we must also receive:

          (1) A written application from you.

          (2) Evidence of insurability satisfactory to us.

          (3) Payment of all monthly deductions that were due and unpaid during the grace period.

          (4) Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date.

          (5) Payment or reinstatement of any debt on the policy anniversary at the start of the grace period.

          (6) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement.

     When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

          (1) The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

          (2) The Fund Value will be reduced by the decrease, if any, in the surrender charge during the period that the policy was not in effect.

          (3) Any Outstanding Debt on the date of lapse will also be reinstated.

          (4) No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                             CHARGES AND DEDUCTIONS

     The following chart is intended to provide an overview of the current charges and deductions under the policy. Please see the discussion of each item in this prospectus and in the policy for further details.


-------------------------------------------------------------------------------------------------
                                    DEDUCTIONS FROM PREMIUMS
-------------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on Specified      Specified Amounts less than
                     Amount plus Term Life Term     $500,000 -- 4% Specified Amounts of
                     Rider amount in effect. It     $500,000 or more -- 3%
                     is a % of Premium paid
-------------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 2.25%
                                                    Federal -- 1.5% (0% for individual
                                                    qualified plans)
-------------------------------------------------------------------------------------------------
                      DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L
-------------------------------------------------------------------------------------------------

     Mortality & Expense Risk Charge -- Maximum     .35% of subaccount value (0.000959%
     Annual Rate                                    daily)
-------------------------------------------------------------------------------------------------
                                   DEDUCTIONS FROM FUND VALUE
-------------------------------------------------------------------------------------------------
     Cost of Insurance Charge                       Current cost of insurance rate x net
                                                    amount at risk at the beginning of the
                                                    policy month
-------------------------------------------------------------------------------------------------

     Administrative Charge -- monthly               $5.00
-------------------------------------------------------------------------------------------------

     Monthly per $1,000 Specified Amount Charge     See Appendix B. This charge applies for the
     Based on issue age                             first 15 policy years (or for 15 years from
                                                    the date of any increase in Specified Amount)
-------------------------------------------------------------------------------------------------

     Guaranteed Death Benefit Charge Monthly        $0.01 per $1,000 of Specified Amount and
     Charge for Guaranteed Death Benefit Rider*     certain Rider amounts. Please note that the
                                                    Rider requires that at least the amount of
                                                    premiums set forth in the policy itself be
                                                    paid in order to remain in effect.
-------------------------------------------------------------------------------------------------
     Optional Insurance Benefits Charge Monthly     As applicable.
     Deduction for any other Optional Insurance
     Benefits added by rider
-------------------------------------------------------------------------------------------------

     Transaction and Other Charges
     - Partial Surrender Fee                        $10

     - Transfer of Fund Value (at Company's         $25 (maximum per transfer)(1)
     Option)
-------------------------------------------------------------------------------------------------

     Surrender Charge Grades from 80% to 0 over     See discussion of Surrender Charge on page
     15 years (11 years for issue ages 76-85)       for grading schedule.
     based on a schedule. Factors per $1,000 of
     Specified Amount vary based on issue age,
     gender, and underwriting class
-------------------------------------------------------------------------------------------------

* The Guaranteed Death Benefit Rider is not available in all states.

(1) Currently no charge on any transfers.

     The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.

DEDUCTIONS FROM PREMIUMS --

     Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge --              This charge varies based on the total of the
                             Specified Amount plus the Term Life Term Insurance
                             Rider amount in effect on the policy date. The charge is a percent of each premium paid.

                             Specified Amount plus any Term Life Term Insurance amount in force less than $500,000 -- 4%

                             Specified Amount plus any Term Life Term Insurance amount in force of $500,000 or more -- 3%

     You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

     The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

Tax Charge --                State and local premium tax -- currently 2.25%;
                             Federal tax for deferred acquisition costs of the Company -- currently 1.5% (0% for individual qualified plans)

     All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2.25% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

     The 1.5% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax, such as premiums paid on policies issued to individual qualified plans.

     We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L --

     A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Risk
  Charge --                  Maximum of .000959% of the amount in the
                             subaccount, which is equivalent to an annual rate of .35% of subaccount value.

     This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

     This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

DEDUCTIONS FROM FUND VALUE --

     A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --         This charge compensates us for the anticipated cost
                             of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund
                             Value at that time.

     The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex rates apply to policies issued for delivery in the State of Montana and to policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e. less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

Administrative Charge --     $5.00 per month

     This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $5.00. We do not expect to profit from this charge.

Monthly per $1,000
Specified Amount Charge --   This charge applies for the first 15 years
                             following the issuance of the policy or an increase in the Specified Amount. The charge is made per $1,000 of Specified Amount based on issue age, gender. The monthly per $1,000 factors are shown in Appendix B.

Guaranteed Death Benefit
  Charge --                  If you elect the Guaranteed Death Benefit Rider,
                             you will be charged $0.01 per $1,000 of policy
                             Specified Amount and certain Rider amounts per month during the term of the Guaranteed Death
                             Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance Benefits
  Charge --                  A monthly deduction for any other optional
                             insurance benefits added to the policy by rider.

Surrender Charge --          The Company will assess a surrender charge against
                             Fund Value upon a surrender of all or part of the policy. The surrender charge is based on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount) and grades from 80% to zero over 15 years (11 years for issue ages
                             76-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and underwriting class.
                             The grading percentages (as shown below) vary based on issue age and number of full years since the Policy was issued (or since the increase in Specified Amount).

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         GRADING PERCENTAGES                    PERCENT FOR ISSUE AGES                   PERCENT FOR ISSUE AGES
            POLICY YEARS                                 0-75                                     76-85
-----------------------------------------------------------------------------------------------------------------------
                 1-3                                      80%                                      80%
-----------------------------------------------------------------------------------------------------------------------
                 4                                        80                                       70
-----------------------------------------------------------------------------------------------------------------------
                 5                                        80                                       60
-----------------------------------------------------------------------------------------------------------------------
                 6                                        80                                       50
-----------------------------------------------------------------------------------------------------------------------
                 7                                        80                                       40
-----------------------------------------------------------------------------------------------------------------------
                 8                                        70                                       30
-----------------------------------------------------------------------------------------------------------------------
                 9                                        60                                       20
-----------------------------------------------------------------------------------------------------------------------
                 10                                       50                                       10
-----------------------------------------------------------------------------------------------------------------------
                 11                                       40                                        0
-----------------------------------------------------------------------------------------------------------------------
                 12                                       30                                        0
-----------------------------------------------------------------------------------------------------------------------
                 13                                       20                                        0
-----------------------------------------------------------------------------------------------------------------------
                 14                                       10                                        0
-----------------------------------------------------------------------------------------------------------------------
                 15+                                       0                                        0
-----------------------------------------------------------------------------------------------------------------------

Note: Issue ages for policies issued to Individual Qualified Plans are limited to ages 18-70

     The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.

     Example: If a male insured age 35 purchases a policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred, nonsmoker). The maximum surrender charge during the first seven policy years would be 80% of (100 x 7.25) or $580.00.

     The maximum surrender charge per $1,000 of initial Specified Amount factor would be $64.00 based upon the assumptions described above and if the policy were purchased by a male insured age 85, standard smoker.

Effect of Changes in
Specified Amount on the
  Surrender Charge --        The surrender charge will increase when a new
                             coverage segment of Specified Amount is created due to a requested increase in coverage. The surrender charge related to the increase will be computed in the same manner as the surrender charge for the original Specified Amount. It will reduce over the applicable 15-year or 11-year period following the increase. The new surrender charge for the policy will equal:

                             (1) The remaining part of the surrender charge for the original Specified Amount, plus

                             (2) The surrender charge related to the increase.

                             Decreases in Specified Amount have no effect on surrender charges.

TRANSACTION AND OTHER CHARGES

     - Partial Surrender Fee -- $10

     - Transfer of Fund Value -- $25 (at option of the Company)

     The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers. This would include telephone transfers, if we permit them.

     We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 48.

     We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

FEES AND EXPENSES OF THE FUNDS

     The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth on page 4. Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

GUARANTEE OF CERTAIN CHARGES

     We guarantee that the following charges will not increase:

          (1) Mortality and expense risk charge.

          (2) Administrative charge.

          (3) Per $1,000 Specified Amount charge.

          (4) Sales charge.

          (5) Guaranteed cost of insurance rates.

          (6) Surrender charge.

          (7) Partial surrender fee.

     Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in

        (1) future expectations with respect to investment earnings,

        (2) mortality,

        (3) length of time policies will remain in effect,

        (4) expenses, and

        (5) taxes.

     In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

     Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:

          (1) "Cash Value Accumulation Test".

          (2) "Guideline Premium/Cash Value Corridor Test".

     Your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things

          (1) a maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium", and

          (2) a minimum ongoing "corridor" of death benefit in relation to the Fund Value of the policy, known as the "death benefit percentage".

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors.

     We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay premium = $1,000
          Maximum premium to avoid "modified endowment" treatment = First year -- $1,000
          Through first two years -- $2,000
          Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

     If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

     We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner until the policy matures, unless the policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual who uses the proceeds of a loan for business or investment purposes, may be able to deduct all or part of the interest expense. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

     For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

     - The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

     - The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

     Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if

          (1) the policies are purchased from any one insurance company (including the Company), and

          (2) the purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

          (1) When the taxpayer is at least 59 1/2 years old;

          (2) Which is attributable to the taxpayer becoming disabled; or

          (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Federal Income Tax Considerations -- Conventional Life Insurance Policies," page 45.)

  Reasonableness Requirement for Charges

     The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Pension and Profit Sharing Plans

     Policies purchased by a fund, which is part of a pension or profit sharing plan (under Sections 401(a) or 403 of the Code), will be treated differently from that described above. For participants in these plans, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit." The current cost of insurance must be included annually in the plan participant's gross income. This cost (referred to as the "P.S. 58" cost) is reported to the participant annually. The excess of the death benefit over the policy Fund Value will not be subject to federal income tax if

          (1) the plan participant dies while covered by the plan, and

          (2) the policy proceeds are paid to the participant's beneficiary.

     However, the policy Fund Value will generally be taxable to the extent it exceeds the sum of (1) $5,000 plus (2) the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant has borrowed from his or her policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year:

          (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment;

          (2) No more than 70% can be represented by any two investments;

          (3) No more than 80% can be represented by any three investments; and

          (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

     Currently, for federal income tax purposes, the portfolio shares underlying the subaccounts available under the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if

          (1) the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, or

          (2) there are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

          (3) there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

VOTING OF FUND SHARES

     Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if

          (1) the Investment Company Act of 1940 or any regulations thereunder is amended, or

          (2) the present interpretation of the Act should change, and

          (3) as a result we determine that it is permitted to vote the shares of the Funds in our right.

     The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

     If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each policy owner setting forth:

          (1) A summary of the transactions which occurred since the last statement; and

          (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

          (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

          (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

     Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

     The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may

          (1) be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

          (2) be deregistered under that Act if such registration is no longer required, or

          (3) be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     We may advertise the performance of the MONY America Variable Account L subaccounts. We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of MONY America Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of MONY America Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

     Performance information for MONY America Variable Account L may be compared in advertisements, sales literature, and reports to policy owners to:

          (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria; and

          (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount of MONY America Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY America Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY America Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

     We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

                        THE GUARANTEED INTEREST ACCOUNT

     You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.)

     The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

DEATH BENEFIT

     The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. See "Death Benefits under the Policy," page 23.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Fund Value, and Surrender charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by Rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations:

        (1) Transfers to the Guaranteed Interest Account may be made at any time and in any amount.

        (2) Transfers from the Guaranteed Interest Account to the subaccounts are limited to

               (a) one in any policy year, and

               (b) the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, then at the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

     Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future.

SURRENDERS AND POLICY LOANS

     You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full Surrender," page 34 and "Partial Surrender", page 34. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest

Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

     If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

     The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

     This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

     If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

PAYMENTS

     Within seven days after the Company receives all the information needed for processing a payment, the Company will:

          (1) Pay death benefit proceeds;

          (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts; and

          (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     (1) The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     (2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 44.)

ERRORS ON THE APPLICATION

     If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of

          (1) what would be purchased by the most recent cost of insurance charge at the correct age and gender, or

          (2) the death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Deductions from Fund Value -- Cost of Insurance," page 40.

INCONTESTABILITY

     The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

          (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

          (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is a New York corporation organized on September 26, 1969. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.0 percent of any additional premiums plus, on the sixth and each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.15 percent of the Fund Value of the policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.0 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.

Current Officers and Directors of the Company are:

NAME                                                        POSITION AND OFFICES WITH DEPOSITOR
----                                                        -----------------------------------
Michael I. Roth.......................................    Director, Chairman and Chief Executive
                                                          Officer
Samuel J. Foti........................................    Director, President and Chief Operating
                                                          Officer
Kenneth M. Levine.....................................    Director and Executive Vice President
Richard E. Connors....................................    Director
Richard Daddario......................................    Director, Vice President and Controller
Phillip A. Eisenberg..................................    Director, Vice President and Actuary
Margaret G. Gale......................................    Director and Vice President
Stephen J. Hall.......................................    Director
Charles P. Leone......................................    Director, Vice President and Chief
                                                          Compliance Officer
Sam Chiodo............................................    Vice President
William D. Goodwin....................................    Vice President
Evelyn L. Peos........................................    Vice President
Michael Slipowitz.....................................    Vice President
David S. Waldman......................................    Secretary
David V. Weigel.......................................    Treasurer

     No officer or director listed above receives any compensation from MONY America Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

     Biographical information for each of the individuals listed in the above table is set forth below.

     Set forth below is a description of the business positions during at least the past five years for the directors and the executive officers of the Company.

     Michael I. Roth is Director, Chairman of the Board and Chief Executive Officer of the Company. He is Chairman of the Board (since July 1993) and Chief Executive Officer (since January 1993) of MONY and has been a Director since May 1991. Mr. Roth is also a director of the following subsidiaries of MONY: 1740 Advisers, Inc. (since December 1992), MONY Benefits Management Corp. (since
     ). Mr. Roth has been with MONY for 11 years. Mr. Roth serves on the board of directors of the American Council of Life Insurance, The Life Insurance Council of New York, Enterprise Foundation (a charitable foundation which develops housing not affiliated with the Enterprise Group of Funds), Metropolitan Development Association of Syracuse and Central New York, Enterprise Group of Funds, Inc., Enterprise Accumulation Trust, Pitney Bowes, Inc., Lincoln Center for the Performing Arts Leadership Committee, Life Office Management Association, New York City Partnership and Chamber of Commerce, and Committee for Economic Development. He is also Chairman of the Board of Insurance Marketplace Standards Association.

     Samuel J. Foti is Director, President and Chief Operating Officer of the Company. He is President and Chief Operating Officer (since February 1994) of MONY and has been a Director since January 1993. Mr. Foti is also a director of the following subsidiaries of MONY: MONY Brokerage, Inc. (since January 1990), MONY International Holdings, Inc. (since October 1994), MONY Benefits Management
Corp. (since      ), MONY Life Insurance Company of the Americas, Ltd., (since

December 1994) and MONY Bank & Trust Company of the Americas, Ltd. (since December 1994). Mr. Foti has been with MONY for 11 years. Mr. Foti serves on the board of directors of Enterprise Group of Funds, Inc., Enterprise Accumulation Trust and The American College of which he is Chairman.

     Richard Daddario is Director, Vice President and Controller of the Company. He is Executive Vice President and Chief Financial Officer (since April 1994) of MONY. Mr. Daddario is also a director of the following subsidiaries of MONY:
MONY International Holdings, Inc. (since 1998), MONY Brokerage, Inc. (since June
1997) and MONY Life Insurance Company of the Americas, Ltd. (since December
1997). He also serves as MONY's Chief Financial Officer (from January 1991 to present). Mr. Daddario has been with MONY for 10 years.

     Kenneth M. Levine is Director and Executive Vice President of the Company. He is Executive Vice President (since February 1990) and Chief Investment Officer (since January 1991) of MONY and has been a Trustee since May 1994. Mr. Levine is also a director of the following subsidiaries of MONY: 1740 Advisers, Inc. (since December 1989), MONY Benefits Management Corp. (since October 1991), MONY Realty Partners, Inc. (since October 1991) and 1740 Ventures, Inc. (since October 1991). He is also Chairman of the Board and President of MONY Series Fund, Inc. (since December 1991). Mr. Levine has been with MONY for 27 years.

     Sam Chiodo is Vice President of the Company. He is Vice
President -- Corporate & Strategic Marketing of MONY (since 1993). Mr. Chiodo has been with MONY for 27 years.

     Richard E. Connors is Director of the Company. He is Senior Vice President of MONY (since February 1994). Mr. Connors is also a director of the following subsidiary of MONY: MONY Brokerage, Inc. (since May 1994). Mr. Connors has been with MONY for 11 years.

     Phillip A. Eisenberg is Director, Vice President and Actuary of the Company. He is Senior Vice President and Chief Actuary of MONY (since April
1993). Mr. Eisenberg is a director of the following subsidiary of MONY: MONY Benefits Management Corp. Mr. Eisenberg has been with MONY for 35 years.

     Margaret G. Gale is Director and Vice President of the Company. She is Vice President of MONY (since February 1991). Ms. Gale has been with MONY for 21 years.

     William D. Goodwin is Vice President of the Company. He is Senior Vice President of MONY (since November 1998). He has also served as Senior Managing Director (from 1989 to 1998). Mr. Goodwin has been with MONY for 25 years.

     Stephen J. Hall is Director of the Company. He is Senior Vice President of MONY (since February 1994). Mr. Hall is also a director of the following subsidiary of MONY: MONY Brokerage, Inc. (since October 1991). Mr. Hall has been with MONY for 26 years.

     Charles P. Leone is Director, Vice President and Chief Compliance Officer of the Company. He is Vice President and Chief Corporate Compliance Officer of MONY (since 1996). He has also served as Vice President of MONY (from 1987 to
1996). Mr. Leone is a director of the following subsidiary of MONY: MONY
Securities Corporation (since      ). Mr. Leone has been with MONY for 35 years.

     Steven G. Orluck is Vice President of the Company. He is Senior Vice President, Complementary Distribution of MONY (since March 2000) and has also served as Vice President (from July 1998 to March 2000). Prior to 1998, Mr. Orluck had been a Vice President of Metropolitan Life Insurance Company where he worked for 24 years.

     Evelyn L. Peos is Vice President of the Company. She is Vice President of
MONY (since      ). Ms. Peos has been with MONY for 22 years.

     Michael Slipowitz is Vice President of the Company. He is Vice President of
MONY (since      ). Mr. Slipowitz has been with MONY for 19 years.

     David S. Waldman is Secretary of the Company. He is Assistant Vice President and Senior Counsel -- Operations (since 1992). Mr. Waldman has been with MONY for 17 years.

     David V. Weigel is Treasurer of the Company. He is Vice
President -- Treasurer of MONY (since 1994). Mr. Weigel has been with MONY for 26 years.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

TELEPHONE TRANSFER PRIVILEGES

     You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

     The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which MONY America Variable Account L is a party, or which would materially affect MONY America Variable Account L.

LEGAL MATTERS

     Legal matters have been passed on by the then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) in connection with

     (1) the issue and sale of the policies described in this prospectus,

     (2) the organization of the Company,

     (3) the Company's authority to issue the policies under Arizona law, and

     (4) the validity of the forms of the policies under Arizona law.

     Edward P. Bank, then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) has passed upon legal matters relating to the federal income tax laws.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for MONY America Variable Account L and for the Company for the year ended December 31, 1999 included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

FINANCIAL STATEMENTS

     The audited financial statements for MONY America Variable Account L are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein, starting on page F-12.

     The financial statements of MONY America Variable Account L and of the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account L and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Report of Independent Accountants.........................  F-2
  Statements of assets and liabilities as of December 31,
     1999...................................................  F-3
  Statements of operations for the periods ended December
     31, 1999...............................................  F-7
  Statements of changes in net assets for the periods ended
     December 31, 1999 and December 31, 1998................  F-11
  Notes to financial statements.............................  F-18
  Report of Independent Accountants.........................  F-21
  Statements of assets and liabilities as of December 31,
     1998...................................................  F-22
  Statements of operations for the periods ended December
     31, 1998...............................................  F-24
  Statements of changes in net assets for the periods ended
     December 31, 1998......................................  F-26
  Notes to financial statements.............................  F-28
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.........................  F-31
  Balance sheets as of December 31, 1999 and 1998...........  F-32
  Statements of income and comprehensive income for the
     years ended December 31, 1999,
     1998 and 1997..........................................  F-33
  Statements of changes in shareholder's equity for the
     years ended December 31, 1999,
     1998 and 1997..........................................  F-34
  Statements of cash flows for the years ended December 31,
     1999, 1998 and 1997....................................  F-35
  Notes to financial statements.............................  F-37

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                    MONY CUSTOM EQUITY MASTER
                                  ---------------------------------------------------------------------------------------------
                                                MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------   ---------------------------------------
                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                  ------------   ----------   ----------   ----------   ----------   -------------   ----------
             ASSETS
Shares held in respective
  Funds.........................      44,842        34,489       23,370     1,528,261       64,161        80,862        149,216
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Investments at cost.............    $484,580      $431,981     $253,999    $1,528,261   $2,345,649    $2,432,499     $5,720,982
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Investments in respective Funds,
  at net asset value............    $485,191      $424,906     $254,964    $1,528,261   $2,477,890    $2,543,122     $5,416,541
Amount due from respective
  Funds.........................          24            34           47           170          566           296          1,340
Amount due from MONY America....       8,056         3,769       16,135         2,078        8,642         8,392         25,849
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          Total assets..........     493,271       428,709      271,146     1,530,509    2,487,098     2,551,810      5,443,730
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          LIABILITIES
Amount due to respective
  Funds.........................       8,056         3,769       16,135         2,078        8,642         8,392         25,849
Amount due to MONY America......          95            98           83           391          927           666          2,141
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          Total liabilities.....       8,151         3,867       16,218         2,469        9,569         9,058         27,990
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net assets......................    $485,120      $424,842     $254,928    $1,528,040   $2,477,529    $2,542,752     $5,415,740
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Net assets consist of:
     Contractholders' net
       payments.................    $485,126      $438,056     $253,927    $1,497,506   $2,208,206    $2,281,277     $5,159,068
     Undistributed net
       investment income........       7,024         6,105        1,951        30,534      144,824       117,115        675,382
     Accumulated net realized
       gain (loss) on
       investments..............      (7,641)      (12,244)      (1,915)            0       (7,742)       33,737       (114,269)
     Net unrealized appreciation
       (depreciation) of
       investments..............         611        (7,075)         965             0      132,241       110,623       (304,441)
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net assets......................    $485,120      $424,842     $254,928    $1,528,040   $2,477,529    $2,542,752     $5,415,740
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Number of units outstanding*....      48,440        46,303       25,422       146,000      212,392       196,273        489,437
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net asset value per unit
  outstanding*..................    $  10.01      $   9.18     $  10.03    $    10.47   $    11.66    $    12.96     $    11.07
                                    ========      ========     ========    ==========   ==========    ==========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
            ASSETS
Shares held in respective
  Funds........................      145,987       115,296     1,491,345      429,437       145,783       161,339        235,868
                                  ==========      ========    ==========   ==========    ==========      ========     ==========
Investments at cost............   $1,082,045      $589,917    $8,777,650   $2,499,543    $  989,362      $873,223     $1,537,225
                                  ==========      ========    ==========   ==========    ==========      ========     ==========
Investments in respective
  Funds, at net asset value....   $1,356,216      $583,399    $9,783,223   $2,645,332    $1,239,157      $866,393     $2,040,261
Amount due from respective
  Funds........................          162            97         2,690          420           709           139            212
Amount due from MONY America...        3,448         3,055        63,253       16,824         5,791        12,724          6,497
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
          Total assets.........    1,359,826       586,551     9,849,166    2,662,576     1,245,657       879,256      2,046,970
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
          LIABILITIES
Amount due to respective
  Funds........................        3,448         3,055        63,253       16,824         5,791        12,724          6,497
Amount due to MONY America.....          355           184         4,135          803           883           265            504
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
          Total liabilities....        3,803         3,239        67,388       17,627         6,674        12,989          7,001
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
Net assets.....................   $1,356,023      $583,312    $9,781,778   $2,644,949    $1,238,983      $866,267     $2,039,969
                                  ==========      ========    ==========   ==========    ==========      ========     ==========
Net assets consist of:
     Contractholders' net
       payments................   $1,023,730      $572,807    $8,631,759   $2,472,409    $  951,102      $856,215     $1,494,178
     Undistributed net
       investment income
       (loss)..................       22,243        25,117       (14,682)      (3,195)       (1,354)         (591)        (2,197)
     Accumulated net realized
       gain (loss) on
       investments.............       35,879        (8,094)      159,128       29,946        39,440        17,473         44,952
     Net unrealized
       appreciation
       (depreciation) of
       investments.............      274,171        (6,518)    1,005,573      145,789       249,795        (6,830)       503,036
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
Net assets.....................   $1,356,023      $583,312    $9,781,778   $2,644,949    $1,238,983      $866,267     $2,039,969
                                  ==========      ========    ==========   ==========    ==========      ========     ==========
Number of units outstanding*...       92,361        56,344       762,612      219,728        77,266        80,262        120,616
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
Net asset value per unit
  outstanding*.................   $    14.68      $  10.35    $    12.83   $    12.04    $    16.04      $  10.79     $    16.91
                                  ==========      ========    ==========   ==========    ==========      ========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                    ENTERPRISE ACCUMULATION                                FIDELITY VARIABLE INSURANCE PRODUCTS
                                             TRUST                                                        FUNDS
                                    -----------------------                  DREYFUS     ----------------------------------------
                                                               DREYFUS      SOCIALLY                                   VIP III
                                    MULTI-CAP                   STOCK      RESPONSIBLE      VIP         VIP II         GROWTH
                                      GROWTH      BALANCED      INDEX        GROWTH        GROWTH     CONTRA-FUND   OPPORTUNITIES
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                    ----------   ----------   ----------   -----------   ----------   -----------   -------------
              ASSETS
Shares held in respective Funds...     30,101         437         3,547        2,330        1,046         4,011          1,455
                                    =========      ======      ========      =======      =======      ========        =======
Investments at cost...............  $ 382,365      $2,254      $133,195      $89,187      $54,326      $109,657        $33,261
                                    =========      ======      ========      =======      =======      ========        =======
Investments in respective Funds,
  at net asset value..............  $ 440,384      $2,274      $136,367      $91,030      $57,334      $116,723        $33,636
Amount due from respective
  Funds...........................         18           0            19            0            1            19              4
Amount due from MONY America......      5,908           0        12,190           87        4,202           827            430
                                    ---------      ------      --------      -------      -------      --------        -------
          Total assets............    446,310       2,274       148,576       91,117       61,537       117,569         34,070
                                    ---------      ------      --------      -------      -------      --------        -------
           LIABILITIES
Amount due to respective Funds....      5,908           0        12,190           87        4,202           827            430
Amount due to MONY America........         75           0            35           13            7            33              8
                                    ---------      ------      --------      -------      -------      --------        -------
          Total liabilities.......      5,983           0        12,225          100        4,209           860            438
                                    ---------      ------      --------      -------      -------      --------        -------
Net assets........................  $ 440,327      $2,274      $136,351      $91,017      $57,328      $116,709        $33,632
                                    =========      ======      ========      =======      =======      ========        =======
Net assets consist of:
     Contractholders' net
       payments...................  $ 377,201      $2,254      $131,962      $86,227      $53,799      $109,426        $33,258
     Undistributed net investment
       income (loss)..............       (127)          0           812        2,937          (13)          (29)           (12)
     Accumulated net realized gain
       (loss) on investments......      5,234           0           405           10          534           246             11
     Net unrealized appreciation
       (depreciation) of
       investments................     58,019          20         3,172        1,843        3,008         7,066            375
                                    ---------      ------      --------      -------      -------      --------        -------
Net assets........................  $ 440,327      $2,274      $136,351      $91,017      $57,328      $116,709        $33,632
                                    =========      ======      ========      =======      =======      ========        =======
Number of units outstanding*......     32,431         221        12,662        8,243        5,021        10,237          3,320
                                    ---------      ------      --------      -------      -------      --------        -------
Net asset value per unit
  outstanding*....................  $   13.58      $10.29      $  10.77      $ 11.04      $ 11.42      $  11.40        $ 10.13
                                    =========      ======      ========      =======      =======      ========        =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                           MONY CUSTOM EQUITY MASTER
                                                              ---------------------------------------------------
                                                                              JANUS ASPEN SERIES
                                                              ---------------------------------------------------
                                                              AGGRESSIVE                  CAPITAL      WORLDWIDE
                                                                GROWTH      BALANCED    APPRECIATION     GROWTH
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ------------   ----------
                           ASSETS
Shares held in respective Funds.............................      6,790       1,098          6,630         4,596
                                                               ========     =======       ========      ========
Investments at cost.........................................   $346,773     $29,834       $188,238      $196,516
                                                               ========     =======       ========      ========
Investments in respective Funds, at net asset value.........   $405,312     $30,659       $219,924      $219,446
Amount due from respective Funds............................         53           0             61             0
Amount due from MONY America................................     33,263       3,804          1,146           936
                                                               --------     -------       --------      --------
          Total assets......................................    438,628      34,463        221,131       220,382
                                                               --------     -------       --------      --------
                        LIABILITIES
Amount due to respective Funds..............................     33,263       3,804          1,146           936
Amount due to MONY America..................................        102           3             89            28
                                                               --------     -------       --------      --------
          Total liabilities.................................     33,365       3,807          1,235           964
                                                               --------     -------       --------      --------
Net assets..................................................   $405,263     $30,656       $219,896      $219,418
                                                               ========     =======       ========      ========
Net assets consist of:
     Contractholders' net payments..........................   $344,923     $29,534       $186,988      $195,196
     Undistributed net investment income (loss).............       (108)        267            321           (56)
     Accumulated net realized gain (loss) on investments....      1,909          30            901         1,348
     Net unrealized appreciation (depreciation) of
      investments...........................................     58,539         825         31,686        22,930
                                                               --------     -------       --------      --------
Net assets..................................................   $405,263     $30,656       $219,896      $219,418
                                                               ========     =======       ========      ========
Number of units outstanding*................................     29,042       2,882         16,682        16,721
                                                               --------     -------       --------      --------
Net asset value per unit outstanding*.......................   $  13.95     $ 10.64       $  13.18      $  13.12
                                                               ========     =======       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
Dividend income...................     $ 7,708      $  6,796     $ 2,391      $32,810      $148,555      $120,895      $  684,610
Mortality and expense risk
  charges.........................        (684)         (691)       (440)      (2,276)       (3,730)       (3,780)         (9,227)
                                       -------      --------     -------      -------      --------      --------      ----------
Net investment income.............       7,024         6,105       1,951       30,534       144,825       117,115         675,383
                                       -------      --------     -------      -------      --------      --------      ----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................      (7,641)      (12,244)     (1,915)           0        (7,750)       33,735        (114,285)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............         609        (7,080)        965            0       131,997       110,343        (304,672)
                                       -------      --------     -------      -------      --------      --------      ----------
Net realized and unrealized gain
  (loss) on investments...........      (7,032)      (19,324)       (950)           0       124,247       144,078        (418,957)
                                       -------      --------     -------      -------      --------      --------      ----------
Net increase (decrease) in net
  assets resulting from
  operations......................     $    (8)     $(13,219)    $ 1,001      $30,534      $269,072      $261,193      $  256,426
                                       =======      ========     =======      =======      ========      ========      ==========

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
Dividend income................    $ 23,944       $ 25,972    $        0    $      7      $      0       $   855     $          0
Mortality and expense risk
  charges......................      (1,701)          (857)      (14,681)     (3,202)       (1,354)       (1,446)          (2,197)
                                   --------       --------    ----------    --------      --------       -------     ------------
Net investment income (loss)...      22,243         25,115       (14,681)     (3,195)       (1,354)         (591)          (2,197)
                                   --------       --------    ----------    --------      --------       -------     ------------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments...............      35,877         (8,094)      159,102      29,946        39,439        17,473           44,949
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...............     274,153         (6,521)    1,005,449     145,726       249,744        (6,848)         503,012
                                   --------       --------    ----------    --------      --------       -------     ------------
Net realized and unrealized
  gain (loss) on investments...     310,030        (14,615)    1,164,551     175,672       289,183        10,625          547,961
                                   --------       --------    ----------    --------      --------       -------     ------------
Net increase in net assets
  resulting from operations....    $332,273       $ 10,500    $1,149,870    $172,477      $287,829       $10,034     $    545,764
                                   ========       ========    ==========    ========      ========       =======     ============

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                                               -----------------------------------------------------------------
                                                ENTERPRISE ACCUMULATION TRUST
                                               -------------------------------                       DREYFUS
                                                                                                     SOCIALLY
                                                 MULTI-CAP                       DREYFUS STOCK     RESPONSIBLE
                                                   GROWTH          BALANCED          INDEX            GROWTH
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               --------------   --------------   --------------   --------------
                                               FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                NOVEMBER 2,      NOVEMBER 15,     NOVEMBER 9,      NOVEMBER 10,
                                                  1999(**)         1999(**)         1999(**)         1999(**)
                                                  THROUGH          THROUGH          THROUGH          THROUGH
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    1999             1999             1999             1999
                                               --------------   --------------   --------------   --------------
Dividend income..............................     $     0            $ 0             $  845           $2,964
Mortality and expense risk charges...........        (127)             0                (33)             (27)
                                                  -------            ---             ------           ------
Net investment income (loss).................        (127)             0                812            2,937
                                                  -------            ---             ------           ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments...........       5,234              0                405               10
  Net change in unrealized appreciation of
     investments.............................      58,019             20              3,172            1,843
                                                  -------            ---             ------           ------
Net realized and unrealized gain on
  investments................................      63,253             20              3,577            1,853
                                                  -------            ---             ------           ------
Net increase in net assets resulting from
  operations.................................     $63,126            $20             $4,389           $4,790
                                                  =======            ===             ======           ======

                                                          MONY CUSTOM EQUITY MASTER
                                               ------------------------------------------------
                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                               ------------------------------------------------
                                                                                    VIP III
                                                    VIP             VIP II           GROWTH
                                                   GROWTH        CONTRA FUND     OPPORTUNITIES
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               --------------   --------------   --------------
                                               FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                NOVEMBER 9,      NOVEMBER 3,      NOVEMBER 10,
                                                  1999(**)         1999(**)         1999(**)
                                                  THROUGH          THROUGH          THROUGH
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    1999             1999             1999
                                               --------------   --------------   --------------
Dividend income..............................      $    0           $    0            $  0
Mortality and expense risk charges...........         (13)             (29)            (12)
                                                   ------           ------            ----
Net investment income (loss).................         (13)             (29)            (12)
                                                   ------           ------            ----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments...........         534              246              11
  Net change in unrealized appreciation of
     investments.............................       3,008            7,066             375
                                                   ------           ------            ----
Net realized and unrealized gain on
  investments................................       3,542            7,312             386
                                                   ------           ------            ----
Net increase in net assets resulting from
  operations.................................      $3,529           $7,283            $374
                                                   ======           ======            ====

---------------
(**) Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                  MONY CUSTOM EQUITY MASTER
                                                              -----------------------------------------------------------------
                                                                                     JANUS ASPEN SERIES
                                                              -----------------------------------------------------------------
                                                                AGGRESSIVE                         CAPITAL         WORLDWIDE
                                                                  GROWTH          BALANCED       APPRECIATION        GROWTH
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                               NOVEMBER 2,      NOVEMBER 15,     NOVEMBER 2,      NOVEMBER 3,
                                                                 1999(**)         1999(**)         1999(**)         1999(**)
                                                                 THROUGH          THROUGH          THROUGH          THROUGH
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   1999             1999             1999             1999
                                                              --------------   --------------   --------------   --------------
Dividend income.............................................     $     0           $  273          $   390          $     0
Mortality and expense risk charges..........................        (108)              (6)             (69)             (56)
                                                                 -------           ------          -------          -------
Net investment income (loss)................................        (108)             267              321              (56)
                                                                 -------           ------          -------          -------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................       1,909               30              901            1,348
  Net change in unrealized appreciation of investments......      58,539              825           31,686           22,930
                                                                 -------           ------          -------          -------
Net realized and unrealized gain on investments.............      60,448              855           32,587           24,278
                                                                 -------           ------          -------          -------
Net increase in net assets resulting from operations........     $60,340           $1,122          $32,908          $24,222
                                                                 =======           ======          =======          =======

---------------
(**) Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      MONY CUSTOM EQUITY MASTER
                                               -----------------------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                               -----------------------------------------------------------------------
                                                          INTERMEDIATE                          LONG TERM
                                                           TERM BOND                               BOND
                                                           SUBACCOUNT                           SUBACCOUNT
                                               ----------------------------------   ----------------------------------
                                                 FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                                YEAR ENDED    DECEMBER 29, 1998**    YEAR ENDED    DECEMBER 16, 1998**
                                               DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                   1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                               ------------   -------------------   ------------   -------------------
From operations:
  Net investment income......................   $   7,024           $    0            $  6,105           $    0
  Net realized loss on investments...........      (7,641)               0             (12,244)               0
  Net change in unrealized appreciation
     (depreciation) of investments...........         609                2              (7,080)               5
                                                ---------           ------            --------           ------
Net increase (decrease) in net assets
  resulting from operations..................          (8)               2             (13,219)               5
                                                ---------           ------            --------           ------
From unit transactions:
  Net proceeds from the issuance of units....     711,966            1,933             534,080            1,559
  Net asset value of units redeemed or used
     to meet contract obligations............    (228,769)              (4)            (97,560)             (23)
                                                ---------           ------            --------           ------
Net increase from unit transactions..........     483,197            1,929             436,520            1,536
                                                ---------           ------            --------           ------
Net increase in net assets...................     483,189            1,931             423,301            1,541
Net assets beginning of period...............       1,931                0               1,541                0
                                                ---------           ------            --------           ------
Net assets end of period*....................   $ 485,120           $1,931            $424,842           $1,541
                                                =========           ======            ========           ======
Unit transactions:
Units outstanding beginning of period........         193                0                 155                0
Units issued during the period...............      71,100              193              56,509              157
Units redeemed during the period.............     (22,853)               0             (10,361)              (2)
                                                ---------           ------            --------           ------
Units outstanding end of period..............      48,440              193              46,303              155
                                                =========           ======            ========           ======
---------------
 * Includes undistributed net investment
   income of:                                   $   7,024           $    0            $  6,105           $    0
                                                =========           ======            ========           ======
** Commencement of operations

                                                   MONY CUSTOM EQUITY MASTER
                                               ----------------------------------
                                                     MONY SERIES FUND, INC.
                                               ----------------------------------
                                                           GOVERNMENT
                                                           SECURITIES
                                                           SUBACCOUNT
                                               ----------------------------------
                                                 FOR THE        FOR THE PERIOD
                                                YEAR ENDED    DECEMBER 17, 1998**
                                               DECEMBER 31,         THROUGH
                                                   1999        DECEMBER 31, 1998
                                               ------------   -------------------
From operations:
  Net investment income......................    $  1,951            $  0
  Net realized loss on investments...........      (1,915)              0
  Net change in unrealized appreciation
     (depreciation) of investments...........         965               0
                                                 --------            ----
Net increase (decrease) in net assets
  resulting from operations..................       1,001               0
                                                 --------            ----
From unit transactions:
  Net proceeds from the issuance of units....     305,134             737
  Net asset value of units redeemed or used
     to meet contract obligations............     (51,936)             (8)
                                                 --------            ----
Net increase from unit transactions..........     253,198             729
                                                 --------            ----
Net increase in net assets...................     254,199             729
Net assets beginning of period...............         729               0
                                                 --------            ----
Net assets end of period*....................    $254,928            $729
                                                 ========            ====
Unit transactions:
Units outstanding beginning of period........          73               0
Units issued during the period...............      30,541              74
Units redeemed during the period.............      (5,192)             (1)
                                                 --------            ----
Units outstanding end of period..............      25,422              73
                                                 ========            ====
---------------
 * Includes undistributed net investment
   income of:                                    $  1,951            $  0
                                                 ========            ====
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     MONY CUSTOM EQUITY MASTER
                                              -----------------------------------------------------------------------
                                                    MONY SERIES FUND, INC.           ENTERPRISE ACCUMULATION TRUST
                                              ----------------------------------   ----------------------------------
                                                         MONEY MARKET                            EQUITY
                                                          SUBACCOUNT                           SUBACCOUNT
                                              ----------------------------------   ----------------------------------
                                                FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                               YEAR ENDED    DECEMBER 28, 1998**    YEAR ENDED    DECEMBER 9, 1998**
                                              DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                  1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                              ------------   -------------------   ------------   -------------------
From operations:

  Net investment income (loss)..............  $    30,534          $     0          $  144,825          $    (1)
  Net realized gain (loss) on investments...            0                0              (7,750)               8
  Net change in unrealized appreciation
     (depreciation) of investments..........            0                0             131,997              244
                                              -----------          -------          ----------          -------
Net increase in net assets resulting from
  operations................................       30,534                0             269,072              251
                                              -----------          -------          ----------          -------
From unit transactions:
  Net proceeds from the issuance of units...    3,691,838           65,877           2,705,850           19,516
  Net asset value of units redeemed or used
     to meet contract obligations...........   (2,258,987)          (1,222)           (516,750)            (410)
                                              -----------          -------          ----------          -------
Net increase from unit transactions.........    1,432,851           64,655           2,189,100           19,106
                                              -----------          -------          ----------          -------
Net increase in net assets..................    1,463,385           64,655           2,458,172           19,357
Net assets beginning of period..............       64,655                0              19,357                0
                                              -----------          -------          ----------          -------
Net assets end of the period*...............  $ 1,528,040          $64,655          $2,477,529          $19,357
                                              ===========          =======          ==========          =======
Unit transactions:
Units outstanding beginning of period.......        6,463                0               1,912                0
Units issued during the period..............      359,906            6,585             260,034            1,953
Units redeemed during the period............     (220,369)            (122)            (49,554)             (41)
                                              -----------          -------          ----------          -------
Units outstanding end of period.............      146,000            6,463             212,392            1,912
                                              ===========          =======          ==========          =======
---------------
  * Includes undistributed net investment
    income (loss) of:                         $    30,534          $     0          $  144,824          $    (1)
                                              ===========          =======          ==========          =======
 ** Commencement of operations
*** Formerly Small Cap subaccount

                                                  MONY CUSTOM EQUITY MASTER
                                              ---------------------------------
                                                ENTERPRISE ACCUMULATION TRUST
                                              ---------------------------------
                                                     SMALL COMPANY VALUE
                                                        SUBACCOUNT***
                                              ---------------------------------
                                                FOR THE        FOR THE PERIOD
                                               YEAR ENDED    DECEMBER 9, 1998**
                                              DECEMBER 31,        THROUGH
                                                  1999       DECEMBER 31, 1998
                                              ------------   ------------------
From operations:
  Net investment income (loss)..............   $  117,115          $    0
  Net realized gain (loss) on investments...       33,735               2
  Net change in unrealized appreciation
     (depreciation) of investments..........      110,343             280
                                               ----------          ------
Net increase in net assets resulting from
  operations................................      261,193             282
                                               ----------          ------
From unit transactions:
  Net proceeds from the issuance of units...    2,882,501           7,930
  Net asset value of units redeemed or used
     to meet contract obligations...........     (609,029)           (125)
                                               ----------          ------
Net increase from unit transactions.........    2,273,472           7,805
                                               ----------          ------
Net increase in net assets..................    2,534,665           8,087
Net assets beginning of period..............        8,087               0
                                               ----------          ------
Net assets end of the period*...............   $2,542,752          $8,087
                                               ==========          ======
Unit transactions:
Units outstanding beginning of period.......          772               0
Units issued during the period..............      247,197             784
Units redeemed during the period............      (51,696)            (12)
                                               ----------          ------
Units outstanding end of period.............      196,273             772
                                               ==========          ======
---------------
  * Includes undistributed net investment
    income (loss) of:                          $  117,115          $    0
                                               ==========          ======
 ** Commencement of operations
*** Formerly Small Cap subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                             -----------------------------------------------------------------------
                                                          MANAGED                        INTERNATIONAL GROWTH
                                                         SUBACCOUNT                           SUBACCOUNT
                                             ----------------------------------   ----------------------------------
                                               FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 9, 1998**     YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                             ------------   -------------------   ------------   -------------------
From operations:

  Net investment income (loss).............  $   675,383          $    (1)         $   22,243          $    0
  Net realized gain (loss) on
     investments...........................     (114,285)              16              35,877               2
  Net change in unrealized appreciation
     (depreciation) of investments.........     (304,672)             231             274,153              18
                                             -----------          -------          ----------          ------
Net increase in net assets resulting from
  operations...............................      256,426              246             332,273              20
                                             -----------          -------          ----------          ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    6,547,247           27,281           1,275,028           1,391
  Net asset value of units redeemed or used
     to meet contract obligations..........   (1,414,906)            (554)           (252,640)            (49)
                                             -----------          -------          ----------          ------
Net increase from unit transactions........    5,132,341           26,727           1,022,388           1,342
                                             -----------          -------          ----------          ------
Net increase in net assets.................    5,388,767           26,973           1,354,661           1,362
Net assets beginning of period.............       26,973                0               1,362               0
                                             -----------          -------          ----------          ------
Net assets end of period*..................  $ 5,415,740          $26,973          $1,356,023          $1,362
                                             ===========          =======          ==========          ======
Unit transactions:
Units outstanding beginning of period......        2,653                0                 131               0
Units issued during the period.............      620,235            2,708             114,415             136
Units redeemed during the period...........     (133,451)             (55)            (22,185)             (5)
                                             -----------          -------          ----------          ------
Units outstanding end of period............      489,437            2,653              92,361             131
                                             ===========          =======          ==========          ======
---------------
 * Includes undistributed net investment
   income (loss) of:                         $   675,382          $    (1)         $   22,243          $    0
                                             ===========          =======          ==========          ======
** Commencement of operations

                                                 MONY CUSTOM EQUITY MASTER
                                             ----------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                             ----------------------------------
                                                      HIGH YIELD BOND
                                                         SUBACCOUNT
                                             ----------------------------------
                                               FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 14, 1998**
                                             DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998
                                             ------------   -------------------
From operations:
  Net investment income (loss).............   $  25,115           $    2
  Net realized gain (loss) on
     investments...........................      (8,094)               0
  Net change in unrealized appreciation
     (depreciation) of investments.........      (6,521)               3
                                              ---------           ------
Net increase in net assets resulting from
  operations...............................      10,500                5
                                              ---------           ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................     680,017            3,481
  Net asset value of units redeemed or used
     to meet contract obligations..........    (110,651)             (40)
                                              ---------           ------
Net increase from unit transactions........     569,366            3,441
                                              ---------           ------
Net increase in net assets.................     579,866            3,446
Net assets beginning of period.............       3,446                0
                                              ---------           ------
Net assets end of period*..................   $ 583,312           $3,446
                                              =========           ======
Unit transactions:
Units outstanding beginning of period......         345                0
Units issued during the period.............      66,875              349
Units redeemed during the period...........     (10,876)              (4)
                                              ---------           ------
Units outstanding end of period............      56,344              345
                                              =========           ======
---------------
 * Includes undistributed net investment
   income (loss) of:                          $  25,117           $    2
                                              =========           ======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                             -----------------------------------------------------------------------
                                                                                              GROWTH AND
                                                           GROWTH                               INCOME
                                                         SUBACCOUNT                           SUBACCOUNT
                                             ----------------------------------   ----------------------------------
                                               FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 9, 1998**     YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                             ------------   -------------------   ------------   -------------------
From operations:
  Net investment loss......................  $   (14,681)         $    (1)         $   (3,195)         $     0
  Net realized gain on investments.........      159,102               26              29,946                0
  Net change in unrealized appreciation
     (depreciation) of investments.........    1,005,449              124             145,726               63
                                             -----------          -------          ----------          -------
Net increase in net assets resulting from
  operations...............................    1,149,870              149             172,477               63
                                             -----------          -------          ----------          -------
From unit transactions:
  Net proceeds from the issuance of
     units.................................   10,743,825           52,409           3,055,454           10,095
  Net asset value of units redeemed or used
     to meet contract obligations..........   (2,164,169)            (306)           (593,120)             (20)
                                             -----------          -------          ----------          -------
Net increase from unit transactions........    8,579,656           52,103           2,462,334           10,075
                                             -----------          -------          ----------          -------
Net increase in net assets.................    9,729,526           52,252           2,634,811           10,138
Net assets beginning of period.............       52,252                0              10,138                0
                                             -----------          -------          ----------          -------
Net assets end of period*..................  $ 9,781,778          $52,252          $2,644,949          $10,138
                                             ===========          =======          ==========          =======
Unit transactions:
Units outstanding beginning of period......        5,053                0               1,012                0
Units issued during the period.............      943,048            5,083             271,176            1,014
Units redeemed during the period...........     (185,489)             (30)            (52,460)              (2)
                                             -----------          -------          ----------          -------
Units outstanding end of period............      762,612            5,053             219,728            1,012
                                             ===========          =======          ==========          =======
---------------
 * Includes undistributed net investment
   loss of:                                  $   (14,682)         $    (1)         $   (3,195)         $     0
                                             ===========          =======          ==========          =======
** Commencement of operations

                                                 MONY CUSTOM EQUITY MASTER
                                             ----------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                             ----------------------------------
                                                       SMALL COMPANY
                                                           GROWTH
                                                         SUBACCOUNT
                                             ----------------------------------
                                               FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998
                                             ------------   -------------------
From operations:
  Net investment loss......................   $   (1,354)         $    0
  Net realized gain on investments.........       39,439               1
  Net change in unrealized appreciation
     (depreciation) of investments.........      249,744              51
                                              ----------          ------
Net increase in net assets resulting from
  operations...............................      287,829              52
                                              ----------          ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    1,122,121           1,456
  Net asset value of units redeemed or used
     to meet contract obligations..........     (172,414)            (61)
                                              ----------          ------
Net increase from unit transactions........      949,707           1,395
                                              ----------          ------
Net increase in net assets.................    1,237,536           1,447
Net assets beginning of period.............        1,447               0
                                              ----------          ------
Net assets end of period*..................   $1,238,983          $1,447
                                              ==========          ======
Unit transactions:
Units outstanding beginning of period......          140               0
Units issued during the period.............       91,095             146
Units redeemed during the period...........      (13,969)             (6)
                                              ----------          ------
Units outstanding end of period............       77,266             140
                                              ==========          ======
---------------
 * Includes undistributed net investment
   loss of:                                   $   (1,354)         $    0
                                              ==========          ======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                             -----------------------------------------------------------------------
                                                           EQUITY                              CAPITAL
                                                           INCOME                            APPRECIATION
                                                         SUBACCOUNT                           SUBACCOUNT
                                             ----------------------------------   ----------------------------------
                                               FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 9, 1998**     YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                             ------------   -------------------   ------------   -------------------
From operations:

  Net investment loss......................   $     (591)         $     0          $   (2,197)         $    0
  Net realized gain on investments.........       17,473                0              44,949               3
  Net change in unrealized appreciation
     (depreciation) of investments.........       (6,848)              18             503,012              24
                                              ----------          -------          ----------          ------
Net increase in net assets resulting from
  operations...............................       10,034               18             545,764              27
                                              ----------          -------          ----------          ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    1,095,411           11,177           1,762,597           8,145
  Net asset value of units redeemed or used
     to meet contract obligations..........     (250,359)             (14)           (276,515)            (49)
                                              ----------          -------          ----------          ------
Net increase from unit transactions........      845,052           11,163           1,486,082           8,096
                                              ----------          -------          ----------          ------
Net increase in net assets.................      855,086           11,181           2,031,846           8,123
Net assets beginning of period.............       11,181                0               8,123               0
                                              ----------          -------          ----------          ------
Net assets end of period*..................   $  866,267          $11,181          $2,039,969          $8,123
                                              ==========          =======          ==========          ======
Unit transactions:
Units outstanding beginning of period......        1,091                0                 743               0
Units issued during the period.............      101,978            1,092             141,549             748
Units redeemed during the period...........      (22,807)              (1)            (21,676)             (5)
                                              ----------          -------          ----------          ------
Units outstanding end of period............       80,262            1,091             120,616             743
                                              ==========          =======          ==========          ======
---------------
 * Includes undistributed net investment
   (loss) of:                                 $     (591)         $     0          $   (2,197)         $    0
                                              ==========          =======          ==========          ======
** Commencement of operations

                                                      MONY CUSTOM EQUITY MASTER
                                             -------------------------------------------
                                                    ENTERPRISE ACCUMULATION TRUST
                                             -------------------------------------------
                                                  MULTI-CAP
                                                   GROWTH                BALANCED
                                                 SUBACCOUNT             SUBACCOUNT
                                             -------------------   ---------------------
                                               FOR THE PERIOD         FOR THE PERIOD
                                             NOVEMBER 2, 1999**     NOVEMBER 15, 1999**
                                                   THROUGH                THROUGH
                                              DECEMBER 31, 1999      DECEMBER 31, 1999
                                             -------------------   ---------------------
From operations:
  Net investment loss......................       $   (127)               $    0
  Net realized gain on investments.........          5,234                     0
  Net change in unrealized appreciation
     (depreciation) of investments.........         58,019                    20
                                                  --------                ------
Net increase in net assets resulting from
  operations...............................         63,126                    20
                                                  --------                ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................        423,841                 2,295
  Net asset value of units redeemed or used
     to meet contract obligations..........        (46,640)                  (41)
                                                  --------                ------
Net increase from unit transactions........        377,201                 2,254
                                                  --------                ------
Net increase in net assets.................        440,327                 2,274
Net assets beginning of period.............              0                     0
                                                  --------                ------
Net assets end of period*..................       $440,327                $2,274
                                                  ========                ======
Unit transactions:
Units outstanding beginning of period......              0                     0
Units issued during the period.............         36,551                   225
Units redeemed during the period...........         (4,120)                   (4)
                                                  --------                ------
Units outstanding end of period............         32,431                   221
                                                  ========                ======
---------------
 * Includes undistributed net investment
   (loss) of:                                     $   (127)               $    0
                                                  ========                ======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                         MONY CUSTOM EQUITY MASTER
                                                -------------------------------------------

                                                      DREYFUS                DREYFUS
                                                       STOCK                SOCIALLY
                                                       INDEX               RESPONSIBLE
                                                    SUBACCOUNT             SUBACCOUNT
                                                -------------------   ---------------------
                                                  FOR THE PERIOD         FOR THE PERIOD
                                                NOVEMBER 9, 1999**     NOVEMBER 10, 1999**
                                                      THROUGH                THROUGH
                                                 DECEMBER 31, 1999      DECEMBER 31, 1999
                                                -------------------   ---------------------
From operations:

  Net investment income (loss)................       $    812                $ 2,937
  Net realized gain on investments............            405                     10
  Net change in unrealized appreciation
     (depreciation) of investments............          3,172                  1,843
                                                     --------                -------
Net increase in net assets resulting from
  operations..................................          4,389                  4,790
                                                     --------                -------
From unit transactions:
  Net proceeds from the issuance of units.....        136,922                 86,547
  Net asset value of units redeemed or used to
     meet contract obligations................         (4,960)                  (320)
                                                     --------                -------
Net increase from unit transactions...........        131,962                 86,227
                                                     --------                -------
Net increase in net assets....................        136,351                 91,017
Net assets beginning of period................              0                      0
                                                     --------                -------
Net assets end of period*.....................       $136,351                $91,017
                                                     ========                =======
Unit transactions:
Units outstanding beginning of period.........              0                      0
Units issued during the period................         13,142                  8,273
Units redeemed during the period..............           (480)                   (30)
                                                     --------                -------
Units outstanding end of period...............         12,662                  8,243
                                                     ========                =======
---------------
 * Includes undistributed net investment
   income (loss) of:                                 $    812                $ 2,937
                                                     ========                =======
** Commencement of operations

                                                                    MONY CUSTOM EQUITY MASTER
                                                -----------------------------------------------------------------
                                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                -----------------------------------------------------------------
                                                        VIP                 VIP II                 VIP III
                                                      GROWTH              CONTRA-FUND       GROWTH OPPORTUNITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                                -------------------   -------------------   ---------------------
                                                  FOR THE PERIOD        FOR THE PERIOD         FOR THE PERIOD
                                                NOVEMBER 9, 1999**    NOVEMBER 3, 1999**     NOVEMBER 10, 1999**
                                                      THROUGH               THROUGH                THROUGH
                                                 DECEMBER 31, 1999     DECEMBER 31, 1999      DECEMBER 31, 1999
                                                -------------------   -------------------   ---------------------
From operations:
  Net investment income (loss)................        $   (13)             $    (29)               $   (12)
  Net realized gain on investments............            534                   246                     11
  Net change in unrealized appreciation
     (depreciation) of investments............          3,008                 7,066                    375
                                                      -------              --------                -------
Net increase in net assets resulting from
  operations..................................          3,529                 7,283                    374
                                                      -------              --------                -------
From unit transactions:
  Net proceeds from the issuance of units.....         56,705               111,883                 33,785
  Net asset value of units redeemed or used to
     meet contract obligations................         (2,906)               (2,457)                  (527)
                                                      -------              --------                -------
Net increase from unit transactions...........         53,799               109,426                 33,258
                                                      -------              --------                -------
Net increase in net assets....................         57,328               116,709                 33,632
Net assets beginning of period................              0                     0                      0
                                                      -------              --------                -------
Net assets end of period*.....................        $57,328              $116,709                $33,632
                                                      =======              ========                =======
Unit transactions:
Units outstanding beginning of period.........              0                     0                      0
Units issued during the period................          5,291                10,466                  3,373
Units redeemed during the period..............           (270)                 (229)                   (53)
                                                      -------              --------                -------
Units outstanding end of period...............          5,021                10,237                  3,320
                                                      =======              ========                =======
---------------
 * Includes undistributed net investment
   income (loss) of:                                  $   (13)             $    (29)               $   (12)
                                                      =======              ========                =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM EQUITY MASTER
                                           --------------------------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES
                                           --------------------------------------------------------------------------------------
                                               AGGRESSIVE                                     CAPITAL              WORLDWIDE
                                                 GROWTH                BALANCED            APPRECIATION             GROWTH
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------   --------------------   -------------------   -------------------
                                             FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                           NOVEMBER 2, 1999**    NOVEMBER 15, 1999**    NOVEMBER 2, 1999**    NOVEMBER 3, 1999**
                                                 THROUGH               THROUGH                THROUGH               THROUGH
                                            DECEMBER 31, 1999     DECEMBER 31, 1999      DECEMBER 31, 1999     DECEMBER 31, 1999
                                           -------------------   --------------------   -------------------   -------------------
From operations:
  Net investment income (loss)...........       $   (108)              $   267               $    321              $    (56)
  Net realized gain on investments.......          1,909                    30                    901                 1,348
  Net change in unrealized appreciation
     (depreciation) of
     investments.........................         58,539                   825                 31,686                22,930
                                                --------               -------               --------              --------
Net increase in net assets resulting from
  operations.............................         60,340                 1,122                 32,908                24,222
                                                --------               -------               --------              --------
From unit transactions:
  Net proceeds from the issuance of
     units...............................        355,366                30,519                192,015               201,994
  Net asset value of units redeemed or
     used to meet contract obligations...        (10,443)                 (985)                (5,027)               (6,798)
                                                --------               -------               --------              --------
Net increase from unit transactions......        344,923                29,534                186,988               195,196
                                                --------               -------               --------              --------
Net increase in net assets...............        405,263                30,656                219,896               219,418
Net assets beginning of period...........              0                     0                      0                     0
                                                --------               -------               --------              --------
Net assets end of period*................       $405,263               $30,656               $219,896              $219,418
                                                ========               =======               ========              ========
Unit transactions:
Units outstanding beginning of period....              0                     0                      0                     0
Units issued during the period...........         29,886                 2,978                 17,128                17,285
Units redeemed during the period.........           (844)                  (96)                  (446)                 (564)
                                                --------               -------               --------              --------
Units outstanding end of period..........         29,042                 2,882                 16,682                16,721
                                                ========               =======               ========              ========
---------------
 * Includes undistributed net investment
  income (loss) of:                             $   (108)              $   267               $    321              $    (56)
                                                ========               =======               ========              ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty-five MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

     Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the period ended December 31, 1999 aggregated $3,541,665.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Equity Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 1999 were as follows:

                                                              COST OF        PROCEEDS FROM
         MONY CUSTOM EQUITY MASTER SUBACCOUNTS            SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------            ---------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................    $   781,350       $  298,766
Long Term Bond Portfolio................................        581,222          145,329
Government Securities Portfolio.........................        340,466           87,672
Money Market Portfolio..................................      4,888,528        4,921,338
Enterprise Accumulation Trust
Equity Portfolio........................................      2,899,545          713,815
Small Company Value Portfolio...........................      3,187,697          917,635
Managed Portfolio.......................................      7,015,238        1,891,324
International Growth Portfolio..........................      1,547,477          526,596
High Yield Bond Portfolio...............................        774,444          205,848
Growth Portfolio........................................     11,692,982        3,126,562
Growth and Income Portfolio.............................      3,261,369          801,854
Small Company Growth Portfolio..........................      1,198,826          250,299
Equity Income Portfolio.................................      1,196,877          353,146
Capital Appreciation Portfolio..........................      1,888,370          404,193
Multi-Cap Growth Portfolio..............................        431,496           54,365
Balanced Portfolio......................................          2,313               59
Dreyfus
Dreyfus Stock Index Fund................................        143,504           11,560
The Dreyfus Socially Responsible Growth Fund, Inc.......         86,558              345

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS TRANSACTIONS (CONTINUED)

                                                              COST OF        PROCEEDS FROM
         MONY CUSTOM EQUITY MASTER SUBACCOUNTS            SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------            ---------------   ---------------
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio....................................    $    62,332       $    8,540
VIP II Contrafund Portfolio.............................        117,295            7,884
VIP III Growth Opportunities Portfolio..................         36,413            3,162
Janus Aspen Series Fund
Aggressive Growth Portfolio.............................        358,664           13,800
Balanced Portfolio......................................         30,532            1,001
Capital Appreciation Portfolio..........................        197,721           10,774
Worldwide Growth Portfolio..............................        203,431            8,263

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L (comprising, respectively, MONY Custom Equity Master's Intermediate Term Bond, Long Term Bond, Government Securities, Money Market, Equity, Small Company Value, Managed, International Growth, High Yield Bond, Growth, Growth and Income, Small Company Growth, Equity Income, and Capital Appreciation Subaccounts) at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 12, 1999

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
              ASSETS
Investments at cost (Note 4)......    $ 1,929        $1,536       $  729      $64,655      $19,113        $7,807        $26,742
                                      =======        ======       ======      =======      =======        ======        =======
Investments in Enterprise
  Accumulation Trust, at net asset
  value (Note 2)..................    $     0        $    0       $    0      $     0      $19,357        $8,087        $26,973
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2)..............................      1,931         1,541          729       64,655            0             0              0
Amount due from Enterprise
  Accumulation Trust..............          0             0            0            0            9             7             11
Amount due from MONY America......        327           352          561       65,291        9,086           193         11,806
Amount due from MONY Series Fund,
  Inc. ...........................          4             0            0        1,204            0             0              0
                                      -------        ------       ------      -------      -------        ------        -------
          Total assets............      2,262         1,893        1,290      131,150       28,452         8,287         38,790
                                      -------        ------       ------      -------      -------        ------        -------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............          0             0            0            0        9,086           193         11,806
Amount due to MONY America........          4             0            0        1,204            9             7             11
Amount due to MONY Series Fund,
  Inc.............................        327           352          561       65,291            0             0              0
                                      -------        ------       ------      -------      -------        ------        -------
          Total liabilities.......        331           352          561       66,495        9,095           200         11,817
                                      -------        ------       ------      -------      -------        ------        -------
Net assets........................    $ 1,931        $1,541       $  729      $64,655      $19,357        $8,087        $26,973
                                      =======        ======       ======      =======      =======        ======        =======
Net assets consist of:
     Contractholders' net
       payments...................    $ 1,934        $1,552       $  737      $65,877      $19,495        $7,930        $27,260
     Cost of insurance withdrawals
       (Note 3)...................         (5)          (16)          (8)      (1,222)        (389)         (125)          (533)
     Undistributed net investment
       loss.......................          0             0            0            0           (1)            0             (1)
     Accumulated net realized gain
       on investments.............          0             0            0            0            8             2             16
     Unrealized appreciation of
       investments................          2             5            0            0          244           280            231
                                      -------        ------       ------      -------      -------        ------        -------
Net assets........................    $ 1,931        $1,541       $  729      $64,655      $19,357        $8,087        $26,973
                                      =======        ======       ======      =======      =======        ======        =======
Number of units outstanding*......        193           155           73        6,463        1,912           772          2,653
                                      -------        ------       ------      -------      -------        ------        -------
Net asset value per unit
  outstanding*....................    $ 10.03        $ 9.97       $10.00      $ 10.00      $ 10.13        $10.48        $ 10.17
                                      =======        ======       ======      =======      =======        ======        =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
            ASSETS
Investments at cost (Note 4)...     $1,344         $3,443      $52,128      $10,075        $1,396        $11,163        $8,099
                                    ======         ======      =======      =======        ======        =======        ======
Investments in Enterprise
  Accumulation Trust at net
  asset value (Note 2).........     $1,362         $3,446      $52,252      $10,138        $1,447        $11,181        $8,123
Amount due from Enterprise
  Accumulation Trust...........          4              0           11            0             1              0             4
Amount due from MONY America...         27              4       36,606        6,909             0              0         6,961
                                    ------         ------      -------      -------        ------        -------        ------
         Total assets..........      1,393          3,450       88,869       17,047         1,448         11,181        15,088
                                    ------         ------      -------      -------        ------        -------        ------
          LIABILITIES
Amount due to Enterprise
  Accumulation Trust...........         27              4       36,606        6,909             0              0         6,961
Amount due to MONY America.....          4              0           11            0             1              0             4
                                    ------         ------      -------      -------        ------        -------        ------
         Total liabilities.....         31              4       36,617        6,909             1              0         6,965
                                    ------         ------      -------      -------        ------        -------        ------
Net assets.....................     $1,362         $3,446      $52,252      $10,138        $1,447        $11,181        $8,123
                                    ======         ======      =======      =======        ======        =======        ======
Net assets consist of:
    Contractholders' net
      payments.................     $1,391         $3,474      $52,403      $10,095        $1,448        $11,178        $8,145
    Cost of insurance
      withdrawals (Note 3).....        (49)           (33)        (300)         (20)          (53)           (15)          (49)
    Undistributed net
      investment income
      (loss)...................          0              2           (1)           0             0              0             0
    Accumulated net realized
      gain on investments......          2              0           26            0             1              0             3
    Unrealized appreciation of
      investments..............         18              3          124           63            51             18            24
                                    ------         ------      -------      -------        ------        -------        ------
Net assets.....................     $1,362         $3,446      $52,252      $10,138        $1,447        $11,181        $8,123
                                    ======         ======      =======      =======        ======        =======        ======
Number of units outstanding*...        131            345        5,053        1,012           140          1,091           743
                                    ------         ------      -------      -------        ------        -------        ------
Net asset value per unit
  outstanding*.................     $10.37         $10.00      $ 10.34      $ 10.02        $10.34        $ 10.25        $10.93
                                    ======         ======      =======      =======        ======        =======        ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                          MONY CUSTOM EQUITY MASTER
                            -------------------------------------------------------------------------------------
                                                           MONY SERIES FUND, INC.
                            -------------------------------------------------------------------------------------
                               INTERMEDIATE            LONG TERM            GOVERNMENT               MONEY
                                 TERM BOND               BOND               SECURITIES              MARKET
                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                            -------------------   -------------------   -------------------   -------------------
                              FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                            DECEMBER 29, 1998**   DECEMBER 16, 1998**   DECEMBER 17, 1998**   DECEMBER 28, 1998**
                                  THROUGH               THROUGH               THROUGH               THROUGH
                             DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998
                            -------------------   -------------------   -------------------   -------------------
Dividend income...........          $ 0                  $  0                   $ 0                 $     0
Mortality and expense risk
  charges (Note 3)........            0                     0                     0                       0
                                    ---                  ----                   ---                 -------
Net investment loss.......            0                     0                     0                       0
                                    ---                  ----                   ---                 -------
Realized and unrealized
  gain on investments
  (Note 2):
  Proceeds from sales.....            5                    23                     8                   1,222
  Cost of shares sold.....           (5)                  (23)                   (8)                 (1,222)
                                    ---                  ----                   ---                 -------
Net realized gain on
  investments.............            0                     0                     0                       0
Net increase in unrealized
  appreciation of
  investments.............            2                     5                     0                       0
                                    ---                  ----                   ---                 -------
Net realized and
  unrealized gain on
  investments.............            2                     5                     0                       0
                                    ---                  ----                   ---                 -------
Net increase in net assets
  resulting from
  operations..............          $ 2                  $  5                   $ 0                 $     0
                                    ===                  ====                   ===                 =======

                                             MONY CUSTOM EQUITY MASTER
                            ------------------------------------------------------------
                                           ENTERPRISE ACCUMULATION TRUST
                            ------------------------------------------------------------
                                                   SMALL COMPANY
                                  EQUITY               VALUE               MANAGED
                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                            ------------------   ------------------   ------------------
                              FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                            DECEMBER 9, 1998**   DECEMBER 9, 1998**   DECEMBER 9, 1998**
                                 THROUGH              THROUGH              THROUGH
                            DECEMBER 31, 1998    DECEMBER 31, 1998    DECEMBER 31, 1998
                            ------------------   ------------------   ------------------
Dividend income...........        $   0                $   0                $   0
Mortality and expense risk
  charges (Note 3)........           (1)                   0                   (1)
                                  -----                -----                -----
Net investment loss.......           (1)                   0                   (1)
                                  -----                -----                -----
Realized and unrealized
  gain on investments
  (Note 2):
  Proceeds from sales.....          417                  126                  562
  Cost of shares sold.....         (409)                (124)                (546)
                                  -----                -----                -----
Net realized gain on
  investments.............            8                    2                   16
Net increase in unrealized
  appreciation of
  investments.............          244                  280                  231
                                  -----                -----                -----
Net realized and
  unrealized gain on
  investments.............          252                  282                  247
                                  -----                -----                -----
Net increase in net assets
  resulting from
  operations..............        $ 251                $ 282                $ 246
                                  =====                =====                =====

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                              MONY CUSTOM EQUITY MASTER
                                  ----------------------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                  ----------------------------------------------------------------------------------
                                    INTERNATIONAL          HIGH YIELD                                 GROWTH AND
                                        GROWTH                BOND                 GROWTH               INCOME
                                      SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ------------------   -------------------   ------------------   ------------------
                                    FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                  DECEMBER 9, 1998**   DECEMBER 14, 1998**   DECEMBER 9, 1998**   DECEMBER 9, 1998**
                                       THROUGH               THROUGH              THROUGH              THROUGH
                                  DECEMBER 31, 1998     DECEMBER 31, 1998    DECEMBER 31, 1998    DECEMBER 31, 1998
                                  ------------------   -------------------   ------------------   ------------------
Dividend income.................         $  0                 $  2                 $   0                 $  0
Mortality and expense risk
  charges (Note 3)..............            0                    0                    (1)                   0
                                         ----                 ----                 -----                 ----
Net investment income (loss)....            0                    2                    (1)                   0
                                         ----                 ----                 -----                 ----
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales...........           54                   40                   656                   20
  Cost of shares sold...........          (52)                 (40)                 (630)                 (20)
                                         ----                 ----                 -----                 ----
Net realized gain on
  investments...................            2                    0                    26                    0
Net increase in unrealized
  appreciation of investments...           18                    3                   124                   63
                                         ----                 ----                 -----                 ----
Net realized and unrealized gain
  on investments................           20                    3                   150                   63
                                         ----                 ----                 -----                 ----
Net increase in net assets
  resulting from operations.....         $ 20                 $  5                 $ 149                 $ 63
                                         ====                 ====                 =====                 ====

                                                   MONY CUSTOM EQUITY MASTER
                                  ------------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                  ------------------------------------------------------------
                                    SMALL COMPANY            EQUITY              CAPITAL
                                        GROWTH               INCOME            APPRECIATION
                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ------------------   ------------------   ------------------
                                    FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                  DECEMBER 9, 1998**   DECEMBER 9, 1998**   DECEMBER 9, 1998**
                                       THROUGH              THROUGH              THROUGH
                                  DECEMBER 31, 1998    DECEMBER 31, 1998    DECEMBER 31, 1998
                                  ------------------   ------------------   ------------------
Dividend income.................         $  0                 $  0                 $  0
Mortality and expense risk
  charges (Note 3)..............            0                    0                    0
                                         ----                 ----                 ----
Net investment income (loss)....            0                    0                    0
                                         ----                 ----                 ----
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales...........           68                   15                   51
  Cost of shares sold...........          (67)                 (15)                 (48)
                                         ----                 ----                 ----
Net realized gain on
  investments...................            1                    0                    3
Net increase in unrealized
  appreciation of investments...           51                   18                   24
                                         ----                 ----                 ----
Net realized and unrealized gain
  on investments................           52                   18                   27
                                         ----                 ----                 ----
Net increase in net assets
  resulting from operations.....         $ 52                 $ 18                 $ 27
                                         ====                 ====                 ====

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              MONY CUSTOM EQUITY MASTER
                                -------------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                -------------------------------------------------------------------------------------
                                   INTERMEDIATE            LONG TERM            GOVERNMENT               MONEY
                                     TERM BOND               BOND               SECURITIES              MARKET
                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                -------------------   -------------------   -------------------   -------------------
                                  FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                DECEMBER 29, 1998**   DECEMBER 16, 1998**   DECEMBER 17, 1998**   DECEMBER 28, 1998**
                                      THROUGH               THROUGH               THROUGH               THROUGH
                                 DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998
                                -------------------   -------------------   -------------------   -------------------
From operations:
  Net investment loss.........        $    0                $    0                 $  0                 $     0
  Net realized gain on
    investments...............             0                     0                    0                       0
  Net increase in unrealized
    appreciation of
    investments...............             2                     5                    0                       0
                                      ------                ------                 ----                 -------
Net increase in net assets
  resulting from operations...             2                     5                    0                       0
                                      ------                ------                 ----                 -------
From unit transactions:
  Net proceeds from the
    issuance of units.........         1,933                 1,559                  737                  65,877
  Net asset value of units
    redeemed or used to meet
    contract obligations......            (4)                  (23)                  (8)                 (1,222)
                                      ------                ------                 ----                 -------
Net increase from unit
  transactions................         1,929                 1,536                  729                  64,655
                                      ------                ------                 ----                 -------
Net increase in net assets....         1,931                 1,541                  729                  64,655
Net assets beginning of
  period......................             0                     0                    0                       0
                                      ------                ------                 ----                 -------
Net assets end of period*.....        $1,931                $1,541                 $729                 $64,655
                                      ======                ======                 ====                 =======
Units outstanding beginning of
  period......................             0                     0                    0                       0
Units issued during the
  period......................           193                   157                   74                   6,585
Units redeemed during the
  period......................             0                    (2)                  (1)                   (122)
                                      ------                ------                 ----                 -------
Units outstanding end of
  period......................           193                   155                   73                   6,463
                                      ======                ======                 ====                 =======

---------------
 * Includes undistributed net
   investment loss of:                $    0                $    0                 $  0                 $     0
** Commencement of operations.

                                                   MONY CUSTOM EQUITY MASTER
                                ---------------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                ---------------------------------------------------------------
                                                         SMALL COMPANY
                                      EQUITY                 VALUE                MANAGED
                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                -------------------   -------------------   -------------------
                                  FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                DECEMBER 9, 1998**    DECEMBER 9, 1998**    DECEMBER 9, 1998**
                                      THROUGH               THROUGH               THROUGH
                                 DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998
                                -------------------   -------------------   -------------------
From operations:
  Net investment loss.........        $    (1)              $    0                $    (1)
  Net realized gain on
    investments...............              8                    2                     16
  Net increase in unrealized
    appreciation of
    investments...............            244                  280                    231
                                      -------               ------                -------
Net increase in net assets
  resulting from operations...            251                  282                    246
                                      -------               ------                -------
From unit transactions:
  Net proceeds from the
    issuance of units.........         19,516                7,930                 27,281
  Net asset value of units
    redeemed or used to meet
    contract obligations......           (410)                (125)                  (554)
                                      -------               ------                -------
Net increase from unit
  transactions................         19,106                7,805                 26,727
                                      -------               ------                -------
Net increase in net assets....         19,357                8,087                 26,973
Net assets beginning of
  period......................              0                    0                      0
                                      -------               ------                -------
Net assets end of period*.....        $19,357               $8,087                $26,973
                                      =======               ======                =======
Units outstanding beginning of
  period......................              0                    0                      0
Units issued during the
  period......................          1,953                  784                  2,708
Units redeemed during the
  period......................            (41)                 (12)                   (55)
                                      -------               ------                -------
Units outstanding end of
  period......................          1,912                  772                  2,653
                                      =======               ======                =======
---------------
 * Includes undistributed net
   investment loss of:                $    (1)              $    0                $    (1)
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              MONY CUSTOM EQUITY MASTER
                                -------------------------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------
                                   INTERNATIONAL          HIGH YIELD                                  GROWTH AND
                                      GROWTH                 BOND                 GROWTH                INCOME
                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                -------------------   -------------------   -------------------   -------------------
                                  FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                DECEMBER 9, 1998**    DECEMBER 14, 1998**   DECEMBER 9, 1998**    DECEMBER 9, 1998**
                                      THROUGH               THROUGH               THROUGH               THROUGH
                                 DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998
                                -------------------   -------------------   -------------------   -------------------
From operations:
  Net investment income
    (loss)....................        $    0                $    2                $    (1)              $     0
  Net realized gain on
    investments...............             2                     0                     26                     0
  Net increase in unrealized
    appreciation of
    investments...............            18                     3                    124                    63
                                      ------                ------                -------               -------
Net increase in net assets
  resulting from operations...            20                     5                    149                    63
                                      ------                ------                -------               -------
From unit transactions:
  Net proceeds from the
    issuance of units.........         1,391                 3,481                 52,409                10,095
  Net asset value of units
    redeemed or used to meet
    contract obligations......           (49)                  (40)                  (306)                  (20)
                                      ------                ------                -------               -------
Net increase from unit
  transactions................         1,342                 3,441                 52,103                10,075
                                      ------                ------                -------               -------
Net increase in net assets....         1,362                 3,446                 52,252                10,138
Net assets beginning of
  period......................             0                     0                      0                     0
                                      ------                ------                -------               -------
Net assets end of period*.....        $1,362                $3,446                $52,252               $10,138
                                      ======                ======                =======               =======
Units outstanding beginning of
  period......................             0                     0                      0                     0
Units issued during the
  period......................           136                   349                  5,083                 1,014
Units redeemed during the
  period......................            (5)                   (4)                   (30)                   (2)
                                      ------                ------                -------               -------
Units outstanding end of
  period......................           131                   345                  5,053                 1,012
                                      ======                ======                =======               =======

---------------
 * Includes undistributed net
   investment income (loss)
   of:                                $    0                $    2                $    (1)              $     0
** Commencement of operations.

                                                   MONY CUSTOM EQUITY MASTER
                                ---------------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                ---------------------------------------------------------------
                                   SMALL COMPANY                                  CAPITAL
                                      GROWTH             EQUITY INCOME         APPRECIATION
                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                -------------------   -------------------   -------------------
                                  FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                DECEMBER 9, 1998**    DECEMBER 9, 1998**    DECEMBER 9, 1998**
                                      THROUGH               THROUGH               THROUGH
                                 DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998
                                -------------------   -------------------   -------------------
From operations:
  Net investment income
    (loss)....................        $    0                $     0               $    0
  Net realized gain on
    investments...............             1                      0                    3
  Net increase in unrealized
    appreciation of
    investments...............            51                     18                   24
                                      ------                -------               ------
Net increase in net assets
  resulting from operations...            52                     18                   27
                                      ------                -------               ------
From unit transactions:
  Net proceeds from the
    issuance of units.........         1,456                 11,177                8,145
  Net asset value of units
    redeemed or used to meet
    contract obligations......           (61)                   (14)                 (49)
                                      ------                -------               ------
Net increase from unit
  transactions................         1,395                 11,163                8,096
                                      ------                -------               ------
Net increase in net assets....         1,447                 11,181                8,123
Net assets beginning of
  period......................             0                      0                    0
                                      ------                -------               ------
Net assets end of period*.....        $1,447                $11,181               $8,123
                                      ======                =======               ======
Units outstanding beginning of
  period......................             0                      0                    0
Units issued during the
  period......................           146                  1,092                  748
Units redeemed during the
  period......................            (6)                    (1)                  (5)
                                      ------                -------               ------
Units outstanding end of
  period......................           140                  1,091                  743
                                      ======                =======               ======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                                $    0                $     0               $    0
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master and MONY Custom Equity Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are currently fourteen MONY Custom Equity Master Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the MONY Custom Equity Master commenced operations during 1998. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for 1998 aggregated $2,817.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .35 percent (for the MONY Custom Equity Master Subaccounts) of average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. and Enterprise Accumulation Trust at cost, at December 31, 1998 consist of the following:

                                      MONY SERIES FUND, INC.                     ENTERPRISE ACCUMULATION TRUST
                         -------------------------------------------------   -------------------------------------
                         INTERMEDIATE   LONG TERM   GOVERNMENT     MONEY                 SMALL COMPANY
                          TERM BOND       BOND      SECURITIES    MARKET      EQUITY         VALUE        MANAGED
                          PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                         ------------   ---------   ----------   ---------   ---------   -------------   ---------
Shares beginning of
  period:
  Shares...............          0            0           0             0           0            0              0
  Amount...............     $    0       $    0        $  0       $     0     $     0       $    0        $     0
                            ------       ------        ----       -------     -------       ------        -------
Shares acquired:
  Shares...............        171          110          66        65,877         537          300            679
  Amount...............     $1,934       $1,559        $737       $65,877     $19,522       $7,931        $27,288
Shares received for
  reinvestment of
  dividends:
  Shares...............          0            0           0             0           0            0              0
  Amount...............     $    0       $    0        $  0       $     0     $     0       $    0        $     0
Shares redeemed:
  Shares...............         (1)          (2)         (1)       (1,222)        (12)          (5)           (14)
  Amount...............     $   (5)      $  (23)       $ (8)      $(1,222)    $  (409)      $ (124)       $  (546)
                            ------       ------        ----       -------     -------       ------        -------
Net change:
  Shares...............        170          108          65        64,655         525          295            665
  Amount...............     $1,929       $1,536        $729       $64,655     $19,113       $7,807        $26,742
                            ------       ------        ----       -------     -------       ------        -------
Shares end of period:
  Shares...............        170          108          65        64,655         525          295            665
  Amount...............     $1,929       $1,536        $729       $64,655     $19,113       $7,807        $26,742
                            ======       ======        ====       =======     =======       ======        =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust at cost, at December 31, 1998 consist of the following:

                                                       ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------------------------------------------------
                       INTERNATIONAL   HIGH YIELD               GROWTH AND   SMALL COMPANY    EQUITY       CAPITAL
                          GROWTH          BOND       GROWTH       INCOME        GROWTH        INCOME     APPRECIATION
                         PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                       -------------   ----------   ---------   ----------   -------------   ---------   ------------
Shares beginning of
  period:
  Shares.............          0              0            0           0             0              0            0
  Amount.............     $    0         $    0      $     0     $     0        $    0        $     0       $    0
                          ------         ------      -------     -------        ------        -------       ------
Shares acquired:
  Shares.............        210            649       10,040       1,988           278          2,200        1,468
  Amount.............     $1,396         $3,481      $52,758     $10,095        $1,463        $11,178       $8,147
Shares received for
  reinvestment of
  dividends:
  Shares.............          0              0            0           0             0              0            0
  Amount.............     $    0         $    2      $     0     $     0        $    0        $     0       $    0
Shares redeemed:
  Shares.............         (8)            (7)        (125)         (4)          (13)            (3)          (9)
  Amount.............     $  (52)        $  (40)     $  (630)    $   (20)       $  (67)       $   (15)      $  (48)
                          ------         ------      -------     -------        ------        -------       ------
Net change:
  Shares.............        202            642        9,915       1,984           265          2,197        1,459
  Amount.............     $1,344         $3,443      $52,128     $10,075        $1,396        $11,163       $8,099
                          ------         ------      -------     -------        ------        -------       ------
Shares end of period:
  Shares.............        202            642        9,915       1,984           265          2,197        1,459
  Amount.............     $1,344         $3,443      $52,128     $10,075        $1,396        $11,163       $8,099
                          ======         ======      =======     =======        ======        =======       ======

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

     In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, changes in shareholder's equity and cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
February 10, 2000

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                 BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                1999        1998
                                                              --------    --------
                                                                ($ IN MILLIONS)
                                      ASSETS
INVESTMENTS:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $1,048.8    $1,044.2
Mortgage loans on real estate (Note 8)......................     165.0       120.1
Policy loans................................................      58.8        52.1
Real estate (Note 8)........................................       6.9         8.3
Other invested assets.......................................       2.3         4.7
                                                              --------    --------
                                                               1,281.8     1,229.4
Cash and cash equivalents...................................      28.9       133.4
Accrued investment income...................................      20.4        19.5
Amounts due from reinsurers.................................      18.6        24.4
Deferred policy acquisition costs...........................     406.4       318.6
Other assets................................................      24.9        15.3
Separate account assets.....................................   4,387.2     4,148.8
                                                              --------    --------
  Total assets..............................................  $6,168.2    $5,889.4
                                                              ========    ========
                       LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  123.4    $  112.0
Policyholders' account balances.............................   1,154.1     1,187.1
Other policyholders' liabilities............................      54.0        56.9
Accounts payable and other liabilities......................      79.5        67.9
Note payable to affiliate...................................      49.0         0.0
Current federal income taxes payable........................      (2.3)       13.2
Deferred federal income taxes (Note 5)......................      19.4        13.7
Separate account liabilities................................   4,387.2     4,148.8
                                                              --------    --------
  Total liabilities.........................................   5,864.3     5,599.6
Commitments and contingencies (Notes 12)
  Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................       2.5         2.5
Capital in excess of par....................................     199.7       189.7
Retained earnings...........................................     109.0        89.6
Accumulated other comprehensive income/(loss)...............      (7.3)        8.0
                                                              --------    --------
  Total shareholder's equity................................     303.9       289.8
                                                              --------    --------
  Total liabilities and shareholder's equity................  $6,168.2    $5,889.4
                                                              ========    ========

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                               1999      1998      1997
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $143.1    $122.0    $100.8
Premiums....................................................     9.2       1.7       0.1
Net investment income (Note 6)..............................    94.7      94.6      99.1
Net realized gains (losses) on investments (Note 6).........    (0.3)      7.1       2.7
Other income................................................     7.6       7.6       5.5
                                                              ------    ------    ------
                                                               254.3     233.0     208.2
                                                              ------    ------    ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    43.6      34.9      30.6
Interest credited to policyholders' account balances........    63.5      65.1      72.5
Amortization of deferred policy acquisition costs...........    43.5      35.5      46.3
Other operating costs and expenses..........................    73.8      75.6      46.0
                                                              ------    ------    ------
                                                               224.4     211.1     195.4
                                                              ------    ------    ------
Income before income taxes..................................    29.9      21.9      12.8
Income tax expense..........................................    10.5       7.7       4.5
                                                              ------    ------    ------
Net income..................................................    19.4      14.2       8.3
Other comprehensive income/(loss), net (Note 6).............   (15.3)      1.1       3.3
                                                              ------    ------    ------
Comprehensive income........................................  $  4.1    $ 15.3    $ 11.6
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                                             ACCUMULATED      TOTAL
                                                    CAPITAL                     OTHER         SHARE-
                                         COMMON    IN EXCESS    RETAINED    COMPREHENSIVE    HOLDER'S
                                         STOCK      OF PAR      EARNINGS    INCOME/(LOSS)     EQUITY
                                         ------    ---------    --------    -------------    --------
Balance, December 31, 1996.............   $2.5      $166.4       $ 67.1        $  3.6         $239.6
Capital contribution...................               10.8                                      10.8
Comprehensive income:
  Net income...........................                             8.3                          8.3
  Other comprehensive income:
     Unrealized gains on investments,
       net of unrealized losses,
       reclassification adjustments,
       and taxes (Note 6)..............                                           3.3            3.3
                                          ----      ------       ------        ------         ------
Comprehensive income...................                                                         11.6
                                                                                              ------
Balance, December 31, 1997.............    2.5       177.2         75.4           6.9          262.0
Capital contribution...................               12.5                                      12.5
Comprehensive income:
  Net income...........................                            14.2                         14.2
  Other comprehensive income:
     Unrealized gains on investments,
       net of unrealized losses,
       reclassification adjustments,
       and taxes (Note 6)..............                                           1.1            1.1
                                          ----      ------       ------        ------         ------
Comprehensive income...................                                                         15.3
                                                                                              ------
Balance, December 31, 1998.............    2.5       189.7         89.6           8.0          289.8
Capital contribution...................               10.0                                      10.0
Comprehensive income:
  Net income...........................                            19.4                         19.4
  Other comprehensive income:
     Unrealized losses on investments,
       net of unrealized gains,
       reclassification adjustments,
       and taxes (Note 6)..............                                         (15.3)         (15.3)
                                          ----      ------       ------        ------         ------
Comprehensive income/(loss)............                                                        (15.3)
                                                                                              ------
Balance, December 31, 1999.............   $2.5      $199.7       $109.0        $ (7.3)        $303.9
                                          ====      ======       ======        ======         ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                            STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                               1999       1998       1997
                                                              -------    -------    -------
                                                                     ($ IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES (SEE NOTE 2):
Net income..................................................  $  19.4    $  14.2    $   8.3
Adjustments to reconcile net income to net cash (used in)
  operating activities:
  Interest credited to policyholders' account balances......     65.5       64.1       71.5
  Universal life and investment-type product policy fee
     income.................................................   (102.9)    (107.0)     (98.1)
  Capitalization of deferred policy acquisition costs.......    (96.8)     (74.9)     (73.8)
  Amortization of deferred policy acquisition costs.........     43.5       35.5       46.3
  Provision for depreciation and amortization...............      0.2        1.0        0.4
  Provision for deferred federal income taxes...............     13.9       (1.1)     (13.4)
  Net realized gains on investments.........................      0.3       (7.1)      (2.7)
  Change in other assets and accounts payable and other
     liabilities............................................      6.3       45.3       29.6
  Change in future policy benefits..........................      4.4        5.9        0.2
  Change in other policyholders' liabilities................     (2.8)      15.7        5.0
  Change in current federal income taxes payable............    (15.6)      (4.6)     (11.2)
                                                              -------    -------    -------
Net cash (used in) operating activities.....................    (64.6)     (13.0)     (37.9)
                                                              -------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................    289.6      171.4      130.6
  Equity securities.........................................      0.0        0.8        1.0
  Mortgage loans on real estate.............................     24.5       37.6       37.7
  Real estate...............................................      1.2       17.0       18.6
  Other invested assets.....................................      3.9        0.6        1.5
Acquisitions of investments:
  Fixed maturities..........................................   (352.3)    (109.2)    (157.6)
  Equity securities.........................................     (0.2)      (0.1)      (0.1)
  Mortgage loans on real estate.............................    (69.7)     (24.3)     (13.6)
  Real estate...............................................     (0.7)      (0.6)      (1.5)
  Other invested assets.....................................     (0.5)      (0.3)      (0.1)
  Policy loans, net.........................................     (6.6)      (6.2)      (4.4)
  Other, net................................................      0.5       (0.5)       0.3
                                                              -------    -------    -------
Net cash (used in)/provided by investing activities.........  $(110.3)   $  86.2    $  12.4
                                                              -------    -------    -------

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                                1999        1998       1997
                                                              ---------    -------    -------
                                                                      ($ IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
     Note payable to affiliate..............................  $    50.5    $   0.0    $   0.0
     Repayments of note to affiliate........................       (1.5)       0.0        0.0
     Receipts from annuity and universal life policies
       credited to policyholders' account balances..........    1,395.4      811.8      810.4
     Return of policyholders' account balances on annuity
       policies and universal life policies.................   (1,384.0)    (797.6)    (829.1)
     Capital contribution...................................       10.0        0.0        0.0
                                                              ---------    -------    -------
Net cash provided by/(used in) financing activities.........       70.4       14.2      (18.7)
                                                              ---------    -------    -------
Net increase/(decrease) in cash and cash equivalents........     (104.5)      87.4      (44.2)
Cash and cash equivalents, beginning of year................      133.4       46.0       90.2
                                                              ---------    -------    -------
Cash and cash equivalents, end of year......................  $    28.9    $ 133.4    $  46.0
                                                              =========    =======    =======
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for:
Income taxes................................................  $    12.1    $  13.4    $  29.1
Interest....................................................  $     2.5    $    --    $    --

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS:

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

  Basis of Presentation

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, and (iii) valuation allowances for mortgage loans and real estate to be disposed of, and impairment writedowns for real estate held for investment.

     During 1997, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, Reporting Comprehensive Income, which was issued by the Financial Accounting Standards Board ("FASB") in June of 1997. SFAS No. 130 established standards for reporting and display of comprehensive income and its components in general purpose financial statements. All periods presented herein reflect the provisions of SFAS No. 130.

  Valuation of Investments and Realized Gains and Losses

     All of the Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. Unrealized gains and losses on fixed maturity securities are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

     Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is

                     MONY LIFE INSURANCE COMPANY OF AMERICA
included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

     Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset (which may range from 5 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. In performing the review for recoverability, management estimates the future cash flows expected from real estate investments, including the proceeds on disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the real estate, an impairment loss is recognized. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Real estate that management intends to sell is classified as "to be disposed of". Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

     Policy loans are carried at their unpaid principal balances.

     Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

     Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DAC")

     The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

     For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

     For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 5 to 20 years) in proportion to premium revenue recognized.

     DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that

                     MONY LIFE INSURANCE COMPANY OF AMERICA
would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

     Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.8%, 5.7%, and 5.8% for the years ended December 31, 1999, 1998, and 1997, respectively. The weighted average interest crediting rate for investment-type products was approximately 5.4%, 5.5% and 5.7% for each of the years ended December 31, 1999, 1998, and 1997, respectively.

     GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

     The Company files a consolidated federal income tax return with its parent, MONY Life, along with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

     The Company has reinsured certain of its life insurance and annuity business with life contingencies with MONY Life and other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

     In determining whether a reinsurance contract qualifies for reinsurance accounting, SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

     For the years ended December 31, 1999, 1998, and 1997, respectively, real estate of $0.0 million, $0.5 million, and $0.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned real estate acquired in satisfaction of debt of $6.9 million and $8.0 million, respectively.

  New Accounting Pronouncements

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.

3.  RELATED PARTY TRANSACTIONS:

     MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that states.

     At December 31, 1999 and 1998, approximately 11% and 23% of the Company's investments in mortgages were held through joint participation with MONY Life, respectively. In addition, 100% of the Company's real estate and joint venture investments were held through joint participation with MONY Life at December 31, 1999 and 1998.

     The Company and MONY Life are parties to an agreement whereby MONY Life agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75% of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received payments from MONY Life of $0.0 million, $0.1 million and $0.1 million for the years ending December 31, 1999, 1998 and 1997.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 1999, 1998, and 1997, the Company incurred expenses of $51.0 million, $59.8 million and $30.5 million as a result of such allocations. Accordingly, the Company recorded capital contributions from MONY Life of $10.0 million, $12.5 million, and $10.8 million during 1999, 1998 and 1997 respectively. At December 31, 1999 and 1998 the Company had a payable to MONY Life in connection with this service agreement of $10.3 million and $9.0 million, respectively, which is reflected in Accounts Payable and Other Liabilities.

     The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.8 million, $0.9 million and $1.0 million for 1999, 1998 and 1997, respectively. In addition, the Company recorded an intercompany payable of $66,816 and $88,401 at December 31, 1999 and 1998, respectively, related to this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $4.0 million, $2.0 million and $2.6 million for 1999, 1998 and 1997, respectively. In addition, the Company recorded an intercompany (receivable)/payable of $0.2 million and $(0.2) million at December 31, 1999 and 1998, respectively, related to these agreements.

     The Company has purchased bonds issued by the New York City Industrial Development Agency for the benefit of MONY Life for its consolidation of site locations to New York City in 1997, and subsequent spending on tenant improvements, and furniture, fixtures, and equipment related to the New York City site. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the fond holder (the Company). The bonds are held by the Company and are listed as affiliated bonds. The carrying value of these bonds is $10.9 million and $14.7 million as of December 31, 1999, and December 31, 1998, respectively. The bonds outstanding as of December 31, 1999 mature on December 31, 2013, and have interest rates from 6.40% to 7.25%.

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 1999, the Company recorded a payable of $7.8 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 1999 is $49.0 million.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

4.  DEFERRED POLICY ACQUISITION COSTS:

     Policy acquisition costs deferred and amortized in 1999, 1998 and 1997 are as follows:

                                                               1999      1998      1997
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
Balance, beginning of year..................................  $318.6    $281.6    $262.3
Cost deferred during the year...............................    96.8      75.0      73.8
Amortized to expense during the year........................   (43.5)    (35.5)    (46.3)
Effect on DAC from unrealized gains (losses) (see Note 2)...    34.5      (2.5)     (8.2)
                                                              ------    ------    ------
Balance, end of year........................................  $406.4    $318.6    $281.6
                                                              ======    ======    ======

5.  FEDERAL INCOME TAXES:

     The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                              1999     1998      1997
                                                              -----    -----    ------
                                                                  ($ IN MILLIONS)
Federal income tax expense (benefit):
  Current...................................................  $(3.4)   $ 8.8    $ 17.9
  Deferred..................................................   13.9     (1.1)    (13.4)
                                                              -----    -----    ------
     Total..................................................  $10.5    $ 7.7    $  4.5
                                                              =====    =====    ======

     Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                              1999     1998     1997
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
Tax at statutory rate.......................................  $10.5    $ 7.7    $ 4.5
Dividends received deduction................................   (1.1)    (1.1)    (1.2)
Other.......................................................    1.1      1.1      1.2
                                                              -----    -----    -----
Provision for income taxes..................................  $10.5    $ 7.7    $ 4.5
                                                              =====    =====    =====

     The Company's federal income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The components of deferred tax liabilities and assets at December 31, 1999 and 1998 are as follows:

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
Deferred policy acquisition costs...........................  $117.0    $ 91.8
Fixed maturities............................................     0.0      12.0
Other, net..................................................     7.8       4.4
                                                              ------    ------
Total deferred tax liabilities..............................   124.8     108.2
                                                              ------    ------
Policyholder and separate account liabilities...............    96.5      93.7
Real estate and mortgages...................................     0.7       0.8
Fixed maturities............................................     8.2       0.0
                                                              ------    ------
Total deferred tax assets...................................   105.4      94.5
                                                              ------    ------
Net deferred tax asset/(liability)..........................  $(19.4)   $(13.7)
                                                              ======    ======

     The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

6. INVESTMENT INCOME, REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES), AND OTHER COMPREHENSIVE INCOME:

     Net investment income for the years ended December 31, 1999, 1998 and 1997 was derived from the following sources:

                                                              1999     1998      1997
                                                              -----    -----    ------
                                                                  ($ IN MILLIONS)
NET INVESTMENT INCOME
Fixed maturities............................................  $77.0    $77.2    $ 78.4
Mortgage loans..............................................   11.6     11.0      12.1
Real estate.................................................    0.5      0.5       2.0
Policy loans................................................    3.8      3.6       3.5
Other investments (including cash & cash equivalents).......    6.6      5.3       6.4
                                                              -----    -----    ------
Total investment income.....................................   99.5     97.6     102.4
Investment expenses.........................................    4.8      3.0       3.3
                                                              -----    -----    ------
Net investment income.......................................  $94.7    $94.6    $ 99.1
                                                              =====    =====    ======

     Net realized gains (losses) on investments for the years ended December 31, 1999, 1998 and 1997 are summarized as follows:

                                                              1999     1998    1997
                                                              -----    ----    -----
                                                                 ($ IN MILLIONS)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS
Fixed maturities............................................  $(0.2)   $2.6    $(0.7)
Mortgage loans..............................................   (0.3)    1.4      2.4
Real estate.................................................   (0.5)    2.5      0.5
Other invested assets.......................................    0.7     0.6      0.5
                                                              -----    ----    -----
Net realized gains/(losses) on investments..................  $(0.3)   $7.1    $ 2.7
                                                              =====    ====    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 1999, 1998, and 1997. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                               1999     1998     1997
                                                              ------    -----    -----
                                                                  ($ IN MILLIONS)
CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS, NET
Fixed maturities............................................  $(58.0)   $ 4.8    $13.2
Other.......................................................     0.0     (0.6)     0.1
                                                              ------    -----    -----
Subtotal....................................................   (58.0)     4.2     13.3
Effect on unrealized gains (losses) on investments
  attributable to:
  DAC.......................................................    34.5     (2.5)    (8.2)
  Deferred federal income taxes.............................     8.2     (0.6)    (1.8)
                                                              ------    -----    -----
Change in unrealized gains (losses) on investments, net.....  $(15.3)   $ 1.1    $ 3.3
                                                              ======    =====    =====

     The following table sets forth the reclassification adjustments required for the years ended December 31, 1999, 1998, and 1997 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                               1999     1998     1997
                                                              ------    -----    ----
                                                                  ($ IN MILLIONS)
RECLASSIFICATION ADJUSTMENTS
Unrealized gains (losses) on investments arising during
  period....................................................  $(15.4)   $ 1.9    $3.3
Reclassification adjustment for gains included in net
  income....................................................     0.1     (0.8)    0.0
                                                              ------    -----    ----
Unrealized gains (losses) on investments, net of
  reclassification adjustments..............................  $(15.3)   $ 1.1    $3.3
                                                              ======    =====    ====

     Unrealized gains (losses) on investments arising during the period reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense (benefit) of $(8.2) million, $0.1 million, and $1.8 million, respectively, and $34.3 million, $(0.5) million, and $(8.2) million, respectively, relating to the effect of such unrealized gains (losses) on DAC.

     Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense (benefit) of $0.0 million, $0.5 million and $0.0 million, respectively, and $0.2 million, $(2.0) million and $0.0 million, respectively, relating to the effect of such amounts on DAC.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.  INVESTMENTS:

  Fixed Maturity Securities Available-for-Sale:

     The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999 and December 31, 1998 are as follows:

                                                         GROSS            GROSS
                                                      UNREALIZED       UNREALIZED            ESTIMATED
                                AMORTIZED COST           GAINS           LOSSES              FAIR VALUE
                             --------------------    -------------    -------------    ----------------------
                               1999        1998      1999    1998     1999     1998      1999         1998
                             --------    --------    ----    -----    -----    ----    --------    ----------
                                                             ($ IN MILLIONS)
US Treasury securities and
  obligations of US
  government agencies......  $   26.6    $    5.3    $0.0    $ 0.0    $ 1.1    $0.0    $   25.5     $    5.3
Collateralized mortgage
  obligations:
  Government
    agency-backed..........      82.4       106.3     0.3      1.9      0.4     0.0        82.3        108.2
  Non-agency backed........      34.4        37.7     0.6      1.8      0.3     0.0        34.7         39.5
Other asset-backed
  securities:
  Government
    agency-backed..........       0.1         0.1     0.0      0.0      0.0     0.0         0.1          0.1
  Non-agency backed........     104.6        83.4     0.2      1.9      4.4     0.3       100.4         85.0
Utilities..................     113.2       101.9     0.2      3.4      3.4     2.7       110.0        102.6
Corporate bonds............     704.2       664.8     2.7     24.8     22.0     0.8       684.9        688.8
Affiliates.................      11.3        14.7     0.0      0.0      0.4     0.0        10.9         14.7
                             --------    --------    ----    -----    -----    ----    --------     --------
         Total.............  $1,076.8    $1,014.2    $4.0    $33.8    $32.0    $3.8    $1,048.8     $1,044.2
                             ========    ========    ====    =====    =====    ====    ========     ========

     The carrying value of the Company's fixed maturity securities at December 31, 1999 and 1998 is net of adjustments for impairments in value deemed to be other than temporary of $0.5 million and $0.5 million, respectively.

     At December 31, 1999 and 1998, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

     The Company classifies fixed maturity securities which, (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition or
(iv) are deemed to have other than temporary impairments to value, as "problem fixed maturity securities." At December 31, 1999 and 1998, the carrying value of problem fixed maturities held by the Company was $4.8 million and $4.4 million, respectively. In addition, at December 31, 1999 and 1998, the Company held $0.0 million and $2.7 million of fixed maturity securities which had been restructured. Gross interest income that would have been recorded in accordance with the original terms of restructured fixed maturity securities amounted to $0.0 million and $0.3 million for the year ended December 31, 1999 and 1998. Gross interest income on these fixed maturity securities included in net investment income aggregated $0.0 million and $0.5 million for the year ended December 31, 1999 and 1998.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates, (excluding scheduled sinking funds) as of December 31, 1999 are as follows:

                                                                       1999
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                                  ($ IN MILLIONS)
Due in one year or less.....................................  $   75.8      $   76.2
Due after one year through five years.......................     275.8         274.9
Due after five years through ten years......................     383.8         366.5
Due after ten years.........................................     119.9         113.7
                                                              --------      --------
          Subtotal..........................................     855.3         831.3
Mortgage-backed and other asset-backed securities...........     221.5         217.5
                                                              --------      --------
          Total.............................................  $1,076.8      $1,048.8
                                                              ========      ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of fixed maturity securities during 1999, 1998 and 1997 were $80.1 million, $45.1 million and $31.3 million, respectively. Gross gains of $0.2 million, $0.7 million, and $0.5 million and gross losses of $2.0 million, $0.1 million, and $1.1 million were realized on these sales, respectively.

8.  MORTGAGE LOANS ON REAL ESTATE AND REAL ESTATE

     Mortgage loans on real estate at December 31, 1999 and 1998 consist of the following:

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
Commercial mortgage loans...................................  $ 53.9    $ 28.5
Agricultural and other loans................................   113.4      93.5
                                                              ------    ------
Total loans.................................................   167.3     122.0
Less: valuation allowances..................................    (2.3)     (1.9)
                                                              ------    ------
Mortgage loans, net of valuation allowances.................  $165.0    $120.1
                                                              ======    ======

     An analysis of the valuation allowances for 1999, 1998 and 1997 is as follows:

                                                              1999    1998     1997
                                                              ----    -----    -----
                                                                 ($ IN MILLIONS)
Balance, beginning of year..................................  $1.9    $ 2.5    $ 4.6
Increase (decrease) in allowance............................   0.4     (0.4)    (0.3)
Reduction due to pay downs and pay offs.....................   0.0      0.0     (1.8)
Transfers to real estate....................................   0.0     (0.2)     0.0
                                                              ----    -----    -----
Balance, end of year........................................  $2.3    $ 1.9    $ 2.5
                                                              ====    =====    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     Impaired mortgage loans along with related valuation allowances were as follows:

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
Investment in impaired mortgage loans (before valuation
  allowances):
  Loans that have valuation allowances......................  $ 9.6     $ 9.4
  Loans that do not have valuation allowances...............    4.3       5.8
                                                              -----     -----
     Subtotal...............................................   13.9      15.2
Valuation allowances........................................   (0.5)     (0.5)
                                                              -----     -----
     Impaired mortgage loans, net of valuation allowances...  $13.4     $14.7
                                                              =====     =====

     Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

     During 1999 and 1998, the average recorded investment in impaired mortgage loans was approximately $14.1 million and $15.1 million, respectively. During 1999, 1998, and 1997, the Company recognized $1.0 million, $1.1 million, and $1.1 million, respectively, of interest income on impaired loans.

     At December 31, 1999 and 1998, there were no mortgage loans which were non-income producing for the twelve months preceding such dates.

     At December 31, 1999 and 1998, the Company had restructured mortgage loans of $11.9 million and $14.3 million, respectively. Interest income of $1.0 million, $1.0 million, and $1.0 million was recognized on restructured mortgage loans in 1999, 1998, and 1997, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.2 million in 1999, 1998 and 1997.

     The carrying value of real estate is $6.9 million and $8.3 million as of December 31, 1999 and 1998, respectively. Real estate is categorized are either real estate to be disposed of or real estate held for investment.

     The carrying value of real estate to be disposed of as of December 31, 1999 was $1.6 million, net of $0.5 million relating to impairments taken upon foreclosure of mortgage loans and $0.2 million of accumulated depreciation. There was no real estate to be disposed of as of December 31, 1998.

     The carrying value of real estate held for investment as of December 31, 1999 was $5.3 million, net of $0.7 million relating to impairments taken upon foreclosure of mortgage loans and $1.9 million of accumulated depreciation. The carrying value of real estate held for investment as of December 31, 1998 was $8.3 million, net of $1.6 million relating to impairments taken upon foreclosure of mortgage loans and $1.9 million of accumulated depreciation.

     At December 31, 1999 and 1998, there was no real estate which was non-income producing for the twelve months preceding such dates.

     The carrying value of impaired real estate as of December 31, 1999 and 1998 was $4.4 million and $8.3 million, respectively. The depreciated cost of such real estate as of December 31, 1999 and 1998 was $5.8 million and $10.2 million before impairment writedowns of $1.4 million and $1.9 million, respectively. The aforementioned impairments occurred primarily as a result of low occupancy levels and other market related factors. There were no losses recorded during 1999, 1998, and 1997 related to impaired real estate.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of the Company's financial instruments approximate their carrying amounts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturities

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans

     The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy Loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Separate Account Assets and Liabilities

     The estimated fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes surrender charges.

  Investment-Type Contracts

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

10.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis under various reinsurance contracts. The Company's general practice is to retain no more than $0.5 million of risk on any one person for individual products and $0.5 million for last survivor products.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The following table summarizes the effect of reinsurance for the years indicated:

                                                              1999     1998     1997
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
Direct premiums.............................................  $ 7.1    $ 2.5    $ 0.1
Reinsurance assumed.........................................    4.0      0.0      0.0
Reinsurance ceded...........................................   (1.9)    (0.8)     0.0
                                                              -----    -----    -----
  Net premiums..............................................  $ 9.2    $ 1.7    $ 0.1
                                                              =====    =====    =====
Universal life and investment type product policy fee income
  ceded.....................................................  $19.7    $17.4    $16.1
                                                              =====    =====    =====
Policyholders' benefits ceded...............................  $27.8    $21.8    $12.1
                                                              =====    =====    =====
Policyholders' benefits assumed.............................  $ 0.1    $ 0.0    $ 0.0
                                                              =====    =====    =====

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

11.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 1999 and 1998, securities loaned by the Company under this agreement had a carrying value of approximately $18.0 million and $4.1 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk:

     At December 31, 1999 and 1998, the Company had no single investment or series of investments with a single issuer, (excluding US Treasury securities and obligations of US government agencies) exceeding 1.7% of total cash and invested assets.

     The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 1999 are Consumer Goods and Services of $173.0 million (16.5%), Energy of $137.9 million (13.2%), Non-Government Asset/ Mortgage-Backed of $135.1 million (12.9%), Public Utilities of $110.0 million (10.5%) and Government and Agencies of $107.9 million (10.3%).

     At December 31, 1998 the industries that comprise 10% or more of the carrying value Company's fixed maturity securities were Consumer Goods and Services of $138.5 million (13.3%), Non-Government Asset/ Mortgage Backed of $124.5 million (11.9%), Financial Services of $119.8 million (11.5%), Other Manufacturing $116.4 million (11.1%), Government and Agencies $113.6 million (10.9%) and Energy $112.1 (10.7%).

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The Company holds below investment grade fixed maturity securities with a carrying value of $55.0 million at December 31, 1999. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 1998, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $52.3 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate. The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1999 and 1998 are as follows ($ in millions):

                                                                  1999               1998
                                                            ----------------    ---------------
GEOGRAPHIC REGION
West......................................................  $ 58.9      34.3%   $ 54.9     42.7%
Southeast.................................................    45.4      26.4       5.9      4.6
Mountain..................................................    28.4      16.5      25.9     20.2
Southwest.................................................    14.3       8.3      14.6     11.4
Midwest...................................................    14.2       8.3      13.2     10.3
Northeast.................................................    10.7       6.2      13.9     10.8
                                                            ------    ------    ------    -----
  Total...................................................  $171.9     100.0%   $128.4    100.0%
                                                            ======    ======    ======    =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1999 are: California, $32.8 million (19.1%); District of Columbia, $28.4 million (16.5%); Washington, $16.0 million (9.3%); Texas, $11.5 million (6.7%); New York, $10.7 million (6.2%); Oregon, $10.1 million (5.9%); Arizona, $9.1 million (5.3%); Idaho, $8.9 million (5.2%); and Missouri, $8.5 million (4.9%).

     As of December 31, 1999 and 1998, the real estate and mortgage loan portfolio by property type were as follows ($ in millions):

                                                                  1999                1998
                                                            ----------------    ----------------
PROPERTY TYPE
Agricultural..............................................  $112.2      65.3%   $ 92.5      72.0%
Office buildings..........................................    46.9      27.3      14.9      11.6
Hotel.....................................................     5.3       3.1       5.1       4.0
Industrial................................................     2.3       1.3       4.6       3.6
Retail....................................................     2.0       1.2       6.0       4.7
Other.....................................................     1.8       1.0       3.9       3.0
Apartment buildings.......................................     1.4       0.8       1.4       1.1
                                                            ------    ------    ------    ------
  Total...................................................  $171.9     100.0%   $128.4     100.0%
                                                            ======    ======    ======    ======

12.  COMMITMENTS AND CONTINGENCIES:

     In late 1995 and thereafter a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases (including the Goshen case discussed below) seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company

                     MONY LIFE INSURANCE COMPANY OF AMERICA
from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance). The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole life or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The Company intends vigorously to defend that litigation. There can be no assurance that the present or future litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the financial statements at December 31, 1999, resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At December 31, 1999, the Company had commitments outstanding of $3.7 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such agricultural loans range from 7.90% to 8.44%. There were no outstanding commitments for private fixed maturity securities or commercial mortgages as of December 31, 1999.

13.  STATUTORY FINANCIAL INFORMATION AND REGULATORY RISK-BASED CAPITAL:

     Statutory net income reported by the Company for the years ended December 31, 1999, 1998, and 1997 was $(18.2) million, $11.1 million, and $9.7 million, respectively. The combined statutory surplus of the Company as of December 31, 1999 and 1998 was $140.2 million and $146.8 million, respectively.

     In March 1998, the National Association of Insurance Commissioners ("NAIC") voted to adopt its Codification of Statutory Accounting Principles project (referred to hereafter as "codification"). Codification is a modified form of statutory accounting principles that will result in changes to the current NAIC Accounting Practices and Procedures Manual applicable to insurance enterprises. Although adoption of

                     MONY LIFE INSURANCE COMPANY OF AMERICA
codification by all states is not a certainty, the NAIC has recommended that all states enact codification as soon as practicable with an effective date of January 1, 2001. It is currently anticipated that codification will become a NAIC state accreditation requirement starting in 2002. In addition, the American Institute of Certified Public Accountants and the NAIC have agreed to continue to allow the use of certain permitted accounting practices when codification becomes effective in 2001. Any accounting differences from codification principles, however, must be disclosed and quantified in the footnotes to the audited financial statements. Therefore, codification will likely result in changes to what are currently considered prescribed statutory insurance accounting practices.

     Each insurance company's state of domicile imposes minimum risk-based capital requirements. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements.

     As part of their routine regulatory oversight, the Arizona State Insurance Department completed an examination of the Company for each of the three years in the period ended December 31, 1996. The report, which became available March 17, 1998, did not cite any matters which will result in a material effect on the Company's financial condition or results of operations.

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                                              APPLICABLE
ATTAINED AGE                                                  PERCENTAGE
------------                                                  ----------
40 and Under................................................     250%
41..........................................................     243
42..........................................................     236
43..........................................................     229
44..........................................................     222
45..........................................................     215
46..........................................................     209
47..........................................................     203
48..........................................................     197
49..........................................................     191
50..........................................................     185
51..........................................................     178
52..........................................................     171
53..........................................................     164
54..........................................................     157
55..........................................................     150
56..........................................................     146
57..........................................................     142
58..........................................................     138
59..........................................................     134
60..........................................................     130
61..........................................................     128
62..........................................................     126
63..........................................................     124
64..........................................................     122
65..........................................................     120
66..........................................................     119
67..........................................................     118
68..........................................................     117
69..........................................................     116
70..........................................................     115
71..........................................................     113
72..........................................................     111
73..........................................................     109
74..........................................................     107
75-90.......................................................     105
91..........................................................     104
92..........................................................     103
93..........................................................     102
94-100......................................................     101

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

ISSUE                                                             FACTOR
AGE                                                             PER $1,000
-----                                                           ----------
0-17........................................................      $0.07
18-36.......................................................       0.08
37..........................................................       0.09
38..........................................................       0.09
39..........................................................       0.10
40..........................................................       0.10
41..........................................................       0.10
42..........................................................       0.11
43..........................................................       0.11
44..........................................................       0.12
45..........................................................       0.12
46..........................................................       0.12
47..........................................................       0.13
48..........................................................       0.13
49..........................................................       0.14
50..........................................................       0.14
51..........................................................       0.14
52..........................................................       0.15
53..........................................................       0.15
54..........................................................       0.16
55..........................................................       0.16
56..........................................................       0.16
57..........................................................       0.17
58..........................................................       0.17
59..........................................................       0.18
60..........................................................       0.18
61..........................................................       0.18
62..........................................................       0.19
63..........................................................       0.19
64..........................................................       0.20
65..........................................................       0.20
66..........................................................       0.20
67..........................................................       0.21
68..........................................................       0.21
69..........................................................       0.22
70..........................................................       0.22
71..........................................................       0.22
72..........................................................       0.23
73..........................................................       0.23
74..........................................................       0.24
75..........................................................       0.24
76..........................................................       0.24
77..........................................................       0.25
78..........................................................       0.25
79..........................................................       0.26
80..........................................................       0.26
81..........................................................       0.26
82..........................................................       0.27
83..........................................................       0.27
84..........................................................       0.28
85..........................................................       0.28

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX C

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
              BENEFIT RIDER WITH TEN YEAR/AGE 70 GUARANTEE PERIOD

                                                                MONTHLY GUARANTEE
                                                                     PREMIUM
                                                                -----------------
SPECIFIED AMOUNT = $200,000
Male age 45 Preferred Nonsmoker Death Benefit Option 1......         $229.17
Female age 45 Preferred Nonsmoker Death Benefit Option 1....         $174.00
Male age 45 Standard Smoker Death Benefit Option 1..........         $379.83
Male age 45 Preferred Nonsmoker Death Benefit Option 2......         $229.17
Male age 35 Preferred Nonsmoker Death Benefit Option 1......         $155.83
Male age 55 Preferred Nonsmoker Death Benefit Option 1......         $370.83

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX D

                ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND
                        CASH VALUES, AND PREMIUM OUTLAYS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                                  BENEFIT   SPECIFIED   SEE
 SEX    AGE                 SMOKER                OPTION     AMOUNT     PAGE
 ---    ---                 ------                -------   ---------   ----
Male    45    Preferred Non-smoker                   1      $200,000    D- 5
Female  45    Preferred Non-smoker                   1      $200,000    D-15
Male    45    Standard Smoker                        1      $200,000    D-25
Male    45    Preferred Non-smoker                   2      $200,000    D-34
Male    35    Preferred Non-smoker                   1      $200,000    D-44
Male    55    Preferred Non-smoker                   1      $200,000    D-54

     The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.

     The tables illustrate cost of insurance and expense charges at both current
rates (which are described under Cost of Insurance, page   ) and at the maximum
rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .35% annually on a guaranteed basis.

     The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.75% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

     The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -.75%, on 6% it would be 5.25%, and on 12% it would be 11.25%.

     The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options 1 and 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

     The following are descriptions of Table columns and key terms:

     Age:  Insured's attained age at the end of the policy year

     Premium Outlay: The annualized out-of-pocket premium payments for each policy year including scheduled and any anticipated unscheduled premium payments. Premium payments are assumed to be paid at the beginning of each premium paying period. Amounts of surrenders and loans plus loan interest if any, are shown on the pages captioned "Premiums, Surrenders and Loans".

     Premium Accumulated at 5%: is equal to the premiums compounded at an annual effective rate of 5% and is shown at the end of the year.

GUARANTEED CHARGES AT 0.00%, 6.00% OR 12.00%

     Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

     Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

     Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year, assuming a 0.00%, 6.00% or 12,00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

CURRENT CHARGES AT 0.00%, 6.00% OR 12.00%

     Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

     Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first fourteen years.

     Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates.

     The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     The following is the page of supplemental footnotes to each of the flexible premium variable life to age 100 numeric summary and standard ledger statements which follow and which begin on pages B-4.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY CUSTOM EQUITY MASTER
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                     MONY LIFE INSURANCE COMPANY OF AMERICA

ADDITIONAL INFORMATION

     This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

     This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                               GUIDELINE PREMIUMS

   AGE, GENDER, UNDERWRITING CLASSIFICATION     INITIAL GUIDELINE   INITIAL GUIDELINE
           AND DEATH BENEFIT OPTION              SINGLE PREMIUM      ANNUAL PREMIUM
   ----------------------------------------     -----------------   -----------------
Age 45, Male, Non-Smoker Preferred, Option 1       $47,689.19          $ 3,998.48
Age 45, Female, Non-Smoker Preferred, Option 1     $41,065.27          $ 3,374.75
Age 45, Male, Smoker Standard, Option 1            $60,522.27          $ 5,271.13
Age 45, Male, Non-Smoker, Preferred, Option 2      $47,689.19          $12,671.23
Age 35, Male, Non-Smoker, Preferred, Option 1      $30,537.53          $ 2,489.50
Age 55, Male, Non-Smoker, Preferred, Option 1      $72,459.17          $ 6,673.55

     Values shown on this illustration are based on a policyowner tax bracket of 0%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's cash value is net of any applicable surrender charge.

     Premiums less the following deductions are added to the fund value:

     1.  A premium tax charge of 2.25% of gross premiums in all policy years.

     2. A sales charge on the gross premiums. The sales charges equal 4% of each premium dollar paid for amounts less than $500,000, and 3% for total amounts of $500,000 or more.

     3.  A DAC tax charge of 1.50% of gross premiums in all policy years.

     Those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge ("current charges" for the first year) as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

     The current charges declared by MONY Life Insurance Company of America are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650         0    1,813   200,000         0    1,813   200,000         0    1,813   200,000
   5       2,650     4,585    6,705   200,000     4,585    6,705   200,000     6,251    8,371   200,000
   10      2,650     9,413   10,738   200,000     9,413   10,738   200,000    14,628   15,953   200,000
   20      2,650     6,766    6,766   200,000     6,766    6,766   200,000    23,225   23,225   200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    18,754   18,754   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 32 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.
                                ------------------------------------------------------
                                Signature of Applicant or Policyowner            Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.
                                ------------------------------------------------------
                                Signature of Representative                      Date

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650     2,783          0      1,813  200,000        0   1,813  200,000         0       1,813     200,000
  2    47     2,650     5,704      1,022      3,142  200,000    1,022   3,142  200,000     1,419       3,539     200,000
  3    48     2,650     8,772      2,272      4,392  200,000    2,272   4,392  200,000     3,059       5,179     200,000
  4    49     2,650    11,993      3,467      5,587  200,000    3,467   5,587  200,000     4,662       6,782     200,000
  5    50     2,650    15,375      4,585      6,705  200,000    4,585   6,705  200,000     6,251       8,371     200,000
  6    51     2,650    18,926      5,605      7,725  200,000    5,605   7,725  200,000     7,825       9,945     200,000
  7    52     2,650    22,655      6,528      8,648  200,000    6,528   8,648  200,000     9,386      11,506     200,000
  8    53     2,650    26,570      7,621      9,476  200,000    7,621   9,476  200,000    11,176      13,031     200,000
  9    54     2,650    30,681      8,574     10,164  200,000    8,574  10,164  200,000    12,930      14,520     200,000
 10    55     2,650    34,998      9,413     10,738  200,000    9,413  10,738  200,000    14,628      15,953     200,000
 11    56     2,650    39,530     10,093     11,153  200,000   10,093  11,153  200,000    16,249      17,309     200,000
 12    57     2,650    44,289     10,615     11,410  200,000   10,615  11,410  200,000    17,773      18,568     200,000
 13    58     2,650    49,286     10,980     11,510  200,000   10,980  11,510  200,000    19,181      19,711     200,000
 14    59     2,650    54,533     11,144     11,409  200,000   11,144  11,409  200,000    20,432      20,697     200,000
 15    60     2,650    60,042     11,107     11,107  200,000   11,107  11,107  200,000    21,487      21,487     200,000
 16    61     2,650    65,827     10,846     10,846  200,000   10,846  10,846  200,000    22,329      22,329     200,000
 17    62     2,650    71,901     10,336     10,336  200,000   10,336  10,336  200,000    22,915      22,915     200,000
 18    63     2,650    78,278      9,509      9,509  200,000    9,509   9,509  200,000    23,228      23,228     200,000
 19    64     2,650    84,975      8,336      8,336  200,000    8,336   8,336  200,000    23,331      23,331     200,000
 20    65     2,650    92,006      6,766      6,766  200,000    6,766   6,766  200,000    23,225      23,225     200,000
 21    66     2,650    99,389      4,742      4,742  200,000    4,742   4,742  200,000    22,888      22,888     200,000
 22    67     2,650   107,141      2,226      2,226  200,000    2,226   2,226  200,000    22,276      22,276     200,000
 23    68     2,650   115,280     LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    21,386      21,386     200,000
 24    69     2,650   123,827                                                             20,214      20,214     200,000
 25    70     2,650   132,801                                                             18,754      18,754     200,000

This is an illustration, not a policy.

Borrowed funds are credited at 1.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    71     2,650    142,223                                                       16,956  16,956  200,000
 27    72     2,650    152,117                                                       14,852  14,852  200,000
 28    73     2,650    162,505                                                       12,344  12,344  200,000
 29    74     2,650    173,413                                                        9,326   9,326  200,000
 30    75     2,650    184,866                                                        5,703   5,703  200,000
 31    76     2,650    196,892                                                        1,396   1,396  200,000
 32    77     2,650    209,519                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650         0    1,813   200,000         0    1,940   200,000         0    1,940   200,000
   5       2,650     4,585    6,705   200,000     6,162    8,282   200,000     8,027   10,147   200,000
   10      2,650     9,413   10,738   200,000    14,857   16,182   200,000    21,335   22,660   200,000
   20      2,650     6,766    6,766   200,000    26,375   26,375   200,000    51,993   51,993   200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    20,215   20,215   200,000    66,449   66,449   200,000
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    83,915   83,915   200,000
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    27,677   27,677   200,000

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 46 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.
                                ------------------------------------------------------
                                Signature of Applicant or Policyowner             Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.
                                ------------------------------------------------------
                                Signature of Representative                       Date

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650     2,783          0      1,813  200,000        0   1,940  200,000         0       1,940     200,000
  2    47     2,650     5,704      1,022      3,142  200,000    1,376   3,496  200,000     1,785       3,905     200,000
  3    48     2,650     8,772      2,272      4,392  200,000    2,942   5,062  200,000     3,778       5,898     200,000
  4    49     2,650    11,993      3,467      5,587  200,000    4,544   6,664  200,000     5,850       7,970     200,000
  5    50     2,650    15,375      4,585      6,705  200,000    6,162   8,282  200,000     8,027      10,147     200,000
  6    51     2,650    18,926      5,605      7,725  200,000    7,772   9,892  200,000    10,315      12,435     200,000
  7    52     2,650    22,655      6,528      8,648  200,000    9,378  11,498  200,000    12,720      14,840     200,000
  8    53     2,650    26,570      7,621      9,476  200,000   11,245  13,100  200,000    15,491      17,346     200,000
  9    54     2,650    30,681      8,574     10,164  200,000   13,064  14,654  200,000    18,367      19,957     200,000
 10    55     2,650    34,998      9,413     10,738  200,000   14,857  16,182  200,000    21,335      22,660     200,000
 11    56     2,650    39,530     10,093     11,153  200,000   16,580  17,640  200,000    24,377      25,437     200,000
 12    57     2,650    44,289     10,615     11,410  200,000   18,232  19,027  200,000    27,480      28,275     200,000
 13    58     2,650    49,286     10,980     11,510  200,000   19,810  20,340  200,000    30,627      31,157     200,000
 14    59     2,650    54,533     11,144     11,409  200,000   21,269  21,534  200,000    33,785      34,050     200,000
 15    60     2,650    60,042     11,107     11,107  200,000   22,604  22,604  200,000    36,918      36,918     200,000
 16    61     2,650    65,827     10,846     10,846  200,000   23,800  23,800  200,000    40,023      40,023     200,000
 17    62     2,650    71,901     10,336     10,336  200,000   24,834  24,834  200,000    43,073      43,073     200,000
 18    63     2,650    78,278      9,509      9,509  200,000   25,634  25,634  200,000    46,052      46,052     200,000
 19    64     2,650    84,975      8,336      8,336  200,000   26,168  26,168  200,000    49,023      49,023     200,000
 20    65     2,650    92,006      6,766      6,766  200,000   26,375  26,375  200,000    51,993      51,993     200,000
 21    66     2,650    99,389      4,742      4,742  200,000   26,192  26,192  200,000    54,950      54,950     200,000
 22    67     2,650   107,141      2,226      2,226  200,000   25,567  25,567  200,000    57,868      57,868     200,000
 23    68     2,650   115,280     LAPSED     LAPSED   LAPSED   24,421  24,421  200,000    60,752      60,752     200,000
 24    69     2,650   123,827                                  22,686  22,686  200,000    63,610      63,610     200,000
 25    70     2,650   132,801                                  20,215  20,215  200,000    66,449      66,449     200,000

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    71     2,650    142,223                                 16,864  16,864  200,000    69,245      69,245     200,000
 27    72     2,650    152,117                                 12,435  12,435  200,000    72,037      72,037     200,000
 28    73     2,650    162,505                                  6,651   6,651  200,000    74,771      74,771     200,000
 29    74     2,650    173,413                                 LAPSED  LAPSED   LAPSED    77,394      77,394     200,000
 30    75     2,650    184,866                                                            79,866      79,866     200,000
 31    76     2,650    196,892                                                            82,161      82,161     200,000
 32    77     2,650    209,519                                                            84,234      84,234     200,000
 33    78     2,650    222,777                                                            86,025      86,025     200,000
 34    79     2,650    236,699                                                            87,495      87,495     200,000
 35    80     2,650    251,316                                                            88,569      88,569     200,000
 36    81     2,650    266,665                                                            89,177      89,177     200,000
 37    82     2,650    282,780                                                            89,218      89,218     200,000
 38    83     2,650    299,702                                                            88,602      88,602     200,000
 39    84     2,650    317,469                                                            86,933      86,933     200,000
 40    85     2,650    336,125                                                            83,915      83,915     200,000
 41    86     2,650    355,714                                                            79,162      79,162     200,000
 42    87     2,650    376,282                                                            72,114      72,114     200,000
 43    88     2,650    397,879                                                            61,883      61,883     200,000
 44    89     2,650    420,555                                                            47,569      47,569     200,000
 45    90     2,650    444,366                                                            27,677      27,677     200,000
 46    91     2,650    469,366                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
                        0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       2,650         0    1,813   200,000            0       2,067     200,000           0       2,067     200,000
   5       2,650     4,585    6,705   200,000        8,035      10,155     200,000      10,118      12,238     200,000
   10      2,650     9,413   10,738   200,000       22,931      24,256     200,000      31,033      32,358     200,000
   20      2,650     6,766    6,766   200,000       76,011      76,011     200,000     117,652     117,652     200,000
@ Age 70   2,650    LAPSED   LAPSED    LAPSED      125,872     125,872     200,000     208,225     208,225     241,541
@ Age 85   2,650    LAPSED   LAPSED    LAPSED      620,636     620,636     651,668   1,028,180   1,028,180   1,079,589
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    1,007,251   1,007,251   1,057,613   1,689,957   1,689,957   1,774,455

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.
                                ------------------------------------------------------
                                Signature of Applicant or Policyowner            Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.
                                ------------------------------------------------------
                                Signature of Representative                      Date

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                         GUARANTEED CHARGES                                  CURRENT CHARGES
                                 ------------------------------------------------------------------   ------------------------------
END                    PREMIUM           0.00% (-.75% NET)                12.00% (11.25% NET)              12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH       FUND      DEATH       CASH       FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS     VALUE      VALUE     PROCEEDS    VALUE      VALUE     PROCEEDS
  1    46     2,650     2,783          0       1,813     200,000           0      2,067    200,000          0      2,067    200,000
  2    47     2,650     5,704      1,022       3,142     200,000       1,746      3,866    200,000      2,167      4,287    200,000
  3    48     2,650     8,772      2,272       4,392     200,000       3,674      5,794    200,000      4,559      6,679    200,000
  4    49     2,650    11,993      3,467       5,587     200,000       5,771      7,891    200,000      7,192      9,312    200,000
  5    50     2,650    15,375      4,585       6,705     200,000       8,035     10,155    200,000     10,118     12,238    200,000
  6    51     2,650    18,926      5,605       7,725     200,000      10,461     12,581    200,000     13,368     15,488    200,000
  7    52     2,650    22,655      6,528       8,648     200,000      13,070     15,190    200,000     16,979     19,099    200,000
  8    53     2,650    26,570      7,621       9,476     200,000      16,152     18,007    200,000     21,233     23,088    200,000
  9    54     2,650    30,681      8,574      10,164     200,000      19,423     21,013    200,000     25,909     27,499    200,000
 10    55     2,650    34,998      9,413      10,738     200,000      22,931     24,256    200,000     31,033     32,358    200,000
 11    56     2,650    39,530     10,093      11,153     200,000      26,665     27,725    200,000     36,637     37,697    200,000
 12    57     2,650    44,289     10,615      11,410     200,000      30,657     31,452    200,000     42,758     43,555    200,000
 13    58     2,650    49,286     10,980      11,510     200,000      34,945     35,475    200,000     49,441     49,971    200,000
 14    59     2,650    54,533     11,144      11,409     200,000      39,531     39,796    200,000     56,722     56,987    200,000
 15    60     2,650    60,042     11,107      11,107     200,000      44,459     44,459    200,000     64,645     64,645    200,000
 16    61     2,650    65,827     10,846      10,846     200,000      49,787     49,787    200,000     73,311     73,311    200,000
 17    62     2,650    71,901     10,336      10,336     200,000      55,568     55,568    200,000     82,805     82,805    200,000
 18    63     2,650    78,278      9,509       9,509     200,000      61,822     61,822    200,000     93,239     93,239    200,000
 19    64     2,650    84,975      8,336       8,336     200,000      68,616     68,616    200,000    104,799    104,799    200,000
 20    65     2,650    92,006      6,766       6,766     200,000      76,011     76,011    200,000    117,652    117,652    200,000
 21    66     2,650    99,389      4,742       4,742     200,000      84,090     84,090    200,000    131,979    131,979    200,000
 22    67     2,650   107,141      2,226       2,226     200,000      92,967     92,967    200,000    147,989    147,989    200,000
 23    68     2,650   115,280     LAPSED      LAPSED      LAPSED     102,774    102,774    200,000    165,946    165,946    200,000
 24    69     2,650   123,827                                        113,682    113,682    200,000    186,031    186,031    217,657
 25    70     2,650   132,801                                        125,872    125,872    200,000    208,225    208,225    241,541

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                     GUARANTEED CHARGES                                 CURRENT CHARGES
                                 -----------------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26    71     2,650    142,223                               139,593     139,593     200,000     232,737     232,737     267,648
 27    72     2,650    152,117                               155,153     155,153     200,000     259,888     259,888     293,673
 28    73     2,650    162,505                               172,947     172,947     200,000     289,972     289,972     321,868
 29    74     2,650    173,413                               193,381     193,381     210,786     323,328     323,328     352,427
 30    75     2,650    184,866                               216,209     216,209     231,344     360,352     360,352     385,576
 31    76     2,650    196,892                               241,625     241,625     253,706     401,503     401,503     421,578
 32    77     2,650    209,519                               269,631     269,631     283,112     446,981     446,981     469,330
 33    78     2,650    222,777                               300,478     300,478     315,501     497,219     497,219     522,080
 34    79     2,650    236,699                               334,433     334,433     351,155     552,700     552,700     580,335
 35    80     2,650    251,316                               371,783     371,783     390,372     613,944     613,944     644,641
 36    81     2,650    266,665                               412,835     412,835     433,476     681,524     681,524     715,600
 37    82     2,650    282,780                               457,905     457,905     480,800     756,059     756,059     793,862
 38    83     2,650    299,702                               507,326     507,326     532,693     838,234     838,234     880,145
 39    84     2,650    317,469                               561,446     561,446     589,519     928,693     928,693     975,128
 40    85     2,650    336,125                               620,636     620,636     651,668   1,028,180   1,028,180   1,079,589
 41    86     2,650    355,714                               685,287     685,287     719,552   1,137,487   1,137,487   1,194,361
 42    87     2,650    376,282                               755,817     755,817     793,608   1,257,438   1,257,438   1,320,310
 43    88     2,650    397,879                               832,675     832,675     874,309   1,388,844   1,388,844   1,458,286
 44    89     2,650    420,555                               916,326     916,326     962,142   1,532,696   1,532,696   1,609,331
 45    90     2,650    444,366                             1,007,251   1,007,251   1,057,613   1,689,957   1,689,957   1,774,455
 46    91     2,650    469,366                             1,105,926   1,105,926   1,161,222   1,861,454   1,861,454   1,954,527
 47    92     2,650    495,617                             1,216,215   1,216,215   1,264,863   2,052,200   2,052,200   2,134,288
 48    93     2,650    523,181                             1,340,156   1,340,156   1,380,361   2,265,302   2,265,302   2,333,261
 49    94     2,650    552,122                             1,480,260   1,480,260   1,509,866   2,504,705   2,504,705   2,554,799
 50    95     2,650    582,511                             1,639,788   1,639,788   1,656,186   2,775,067   2,775,067   2,802,817

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                     GUARANTEED CHARGES                                 CURRENT CHARGES
                                 -----------------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51    96     2,650    614,419                             1,815,479   1,815,479   1,833,633   3,074,052   3,074,052   3,104,793
 52    97     2,650    647,922                             2,008,223   2,008,223   2,028,305   3,404,680   3,404,680   3,438,727
 53    98     2,650    683,101                             2,217,716   2,217,716   2,239,893   3,770,117   3,770,117   3,807,818
 54    99     2,650    720,038                             2,445,773   2,445,773   2,470,230   4,173,909   4,173,909   4,215,648
 55    100    2,650    758,823                             2,697,011   2,697,011   2,723,981   4,619,706   4,619,706   4,665,903

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,050         0    1,336   200,000         0    1,336   200,000         0    1,336   200,000
   5       2,050     2,839    4,479   200,000     2,839    4,479   200,000     4,632    6,272   200,000
   10      2,050     5,905    6,930   200,000     5,905    6,930   200,000    10,755   11,780   200,000
   20      2,050     5,669    5,669   200,000     5,669    5,669   200,000    16,392   16,392   200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    14,469   14,469   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 33 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.
                                ------------------------------------------------------
                                Signature of Applicant or Policyowner           Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.
                                ------------------------------------------------------
                                Signature of Representative                     Date

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,050     2,153          0      1,336  200,000        0   1,336  200,000         0       1,336     200,000
  2    47     2,050     4,413        549      2,189  200,000      549   2,189  200,000       971       2,611     200,000
  3    48     2,050     6,786      1,373      3,013  200,000    1,373   3,013  200,000     2,211       3,851     200,000
  4    49     2,050     9,278      2,144      3,784  200,000    2,144   3,784  200,000     3,439       5,079     200,000
  5    50     2,050    11,894      2,839      4,479  200,000    2,839   4,479  200,000     4,632       6,272     200,000
  6    51     2,050    14,641      3,484      5,124  200,000    3,484   5,124  200,000     5,814       7,454     200,000
  7    52     2,050    17,526      4,055      5,695  200,000    4,055   5,695  200,000     6,962       8,602     200,000
  8    53     2,050    20,554      4,758      6,193  200,000    4,758   6,193  200,000     8,281       9,716     200,000
  9    54     2,050    23,735      5,367      6,597  200,000    5,367   6,597  200,000     9,545      10,775     200,000
 10    55     2,050    27,074      5,905      6,930  200,000    5,905   6,930  200,000    10,755      11,780     200,000
 11    56     2,050    30,580      6,349      7,169  200,000    6,349   7,169  200,000    11,933      12,753     200,000
 12    57     2,050    34,262      6,701      7,316  200,000    6,701   7,316  200,000    13,059      13,674     200,000
 13    58     2,050    38,127      6,962      7,372  200,000    6,962   7,372  200,000    14,111      14,521     200,000
 14    59     2,050    42,186      7,130      7,335  200,000    7,130   7,335  200,000    14,981      15,186     200,000
 15    60     2,050    46,448      7,207      7,207  200,000    7,207   7,207  200,000    15,672      15,672     200,000
 16    61     2,050    50,923      7,253      7,253  200,000    7,253   7,253  200,000    16,223      16,223     200,000
 17    62     2,050    55,621      7,161      7,161  200,000    7,161   7,161  200,000    16,533      16,533     200,000
 18    63     2,050    60,555      6,886      6,886  200,000    6,886   6,886  200,000    16,558      16,558     200,000
 19    64     2,050    65,735      6,405      6,405  200,000    6,405   6,405  200,000    16,518      16,518     200,000
 20    65     2,050    71,174      5,669      5,669  200,000    5,669   5,669  200,000    16,392      16,392     200,000
 21    66     2,050    76,886      4,655      4,655  200,000    4,655   4,655  200,000    16,178      16,178     200,000
 22    67     2,050    82,882      3,357      3,357  200,000    3,357   3,357  200,000    15,898      15,898     200,000
 23    68     2,050    89,179      1,770      1,770  200,000    1,770   1,770  200,000    15,532      15,532     200,000
 24    69     2,050    95,791     LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    15,056      15,056     200,000
 25    70     2,050   102,733                                                             14,469      14,469     200,000

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    71     2,050    110,022                                                       13,705  13,705  200,000
 27    72     2,050    117,675                                                       12,784  12,784  200,000
 28    73     2,050    125,712                                                       11,704  11,704  200,000
 29    74     2,050    134,150                                                       10,305  10,305  200,000
 30    75     2,050    143,010                                                        8,535   8,535  200,000
 31    76     2,050    152,313                                                        6,317   6,317  200,000
 32    77     2,050    162,081                                                        3,401   3,401  200,000
 33    78     2,050    172,337                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,050         0    1,336   200,000         0    1,432   200,000         0    1,432   200,000
   5       2,050     2,839    4,479   200,000     3,955    5,595   200,000     5,964    7,604   200,000
   10      2,050     5,905    6,930   200,000     9,611   10,636   200,000    15,764   16,789   200,000
   20      2,050     5,669    5,669   200,000    18,519   18,519   200,000    37,338   37,338   200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED    16,541   16,541   200,000    48,218   48,218   200,000
@ Age 85   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    55,511   55,511   200,000
@ Age 90   2,050    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 45 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.
                                ------------------------------------------------------
                                Signature of Applicant or Policyowner           Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.
                                ------------------------------------------------------
                                Signature of Representative                     Date

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,050     2,153          0      1,336  200,000        0   1,432  200,000         0       1,432     200,000
  2    47     2,050     4,413        549      2,189  200,000      811   2,451  200,000     1,246       2,886     200,000
  3    48     2,050     6,786      1,373      3,013  200,000    1,859   3,499  200,000     2,750       4,390     200,000
  4    49     2,050     9,278      2,144      3,784  200,000    2,915   4,555  200,000     4,329       5,969     200,000
  5    50     2,050    11,894      2,839      4,479  200,000    3,955   5,595  200,000     5,964       7,604     200,000
  6    51     2,050    14,641      3,484      5,124  200,000    5,002   6,642  200,000     7,681       9,321     200,000
  7    52     2,050    17,526      4,055      5,695  200,000    6,035   7,675  200,000     9,461      11,101     200,000
  8    53     2,050    20,554      4,758      6,193  200,000    7,258   8,693  200,000    11,513      12,948     200,000
  9    54     2,050    23,735      5,367      6,597  200,000    8,442   9,672  200,000    13,613      14,843     200,000
 10    55     2,050    27,074      5,905      6,930  200,000    9,611  10,636  200,000    15,764      16,789     200,000
 11    56     2,050    30,580      6,349      7,169  200,000   10,739  11,559  200,000    17,993      18,813     200,000
 12    57     2,050    34,262      6,701      7,316  200,000   11,828  12,443  200,000    20,281      20,896     200,000
 13    58     2,050    38,127      6,962      7,372  200,000   12,874  13,284  200,000    22,612      23,022     200,000
 14    59     2,050    42,186      7,130      7,335  200,000   13,876  14,081  200,000    24,880      25,085     200,000
 15    60     2,050    46,448      7,207      7,207  200,000   14,833  14,833  200,000    27,088      27,088     200,000
 16    61     2,050    50,923      7,253      7,253  200,000   15,812  15,812  200,000    29,284      29,284     200,000
 17    62     2,050    55,621      7,161      7,161  200,000   16,712  16,712  200,000    31,374      31,374     200,000
 18    63     2,050    60,555      6,886      6,886  200,000   17,487  17,487  200,000    33,315      33,315     200,000
 19    64     2,050    65,735      6,405      6,405  200,000   18,107  18,107  200,000    35,308      35,308     200,000
 20    65     2,050    71,174      5,669      5,669  200,000   18,519  18,519  200,000    37,338      37,338     200,000
 21    66     2,050    76,886      4,655      4,655  200,000   18,691  18,691  200,000    39,408      39,408     200,000
 22    67     2,050    82,882      3,357      3,357  200,000   18,606  18,606  200,000    41,543      41,543     200,000
 23    68     2,050    89,179      1,770      1,770  200,000   18,248  18,248  200,000    43,729      43,729     200,000
 24    69     2,050    95,791     LAPSED     LAPSED   LAPSED   17,575  17,575  200,000    45,953      45,953     200,000
 25    70     2,050   102,733                                  16,541  16,541  200,000    48,218      48,218     200,000

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    71     2,050    110,022                             15,049  15,049  200,000   50,476  50,476  200,000
 27    72     2,050    117,675                             12,990  12,990  200,000   52,748  52,748  200,000
 28    73     2,050    125,712                             10,195  10,195  200,000   55,039  55,039  200,000
 29    74     2,050    134,150                              6,447   6,447  200,000   57,232  57,232  200,000
 30    75     2,050    143,010                              1,565   1,565  200,000   59,291  59,291  200,000
 31    76     2,050    152,313                             LAPSED  LAPSED   LAPSED   61,166  61,166  200,000
 32    77     2,050    162,081                                                       62,682  62,682  200,000
 33    78     2,050    172,337                                                       63,823  63,823  200,000
 34    79     2,050    183,107                                                       64,568  64,568  200,000
 35    80     2,050    194,414                                                       64,890  64,890  200,000
 36    81     2,050    206,288                                                       64,756  64,756  200,000
 37    82     2,050    218,755                                                       63,956  63,956  200,000
 38    83     2,050    231,845                                                       62,335  62,335  200,000
 39    84     2,050    245,590                                                       59,635  59,635  200,000
 40    85     2,050    260,022                                                       55,511  55,511  200,000
 41    86     2,050    275,175                                                       49,694  49,694  200,000
 42    87     2,050    291,086                                                       41,097  41,097  200,000
 43    88     2,050    307,793                                                       29,104  29,104  200,000
 44    89     2,050    325,335                                                       12,888  12,888  200,000
 45    90     2,050    343,755                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option:
Specified Amount for Option 1                                   Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode:
Annual-Riders: None                                                 Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**              CURRENT CHARGES***
                    --------------------------   ----------------------------   ---------------------------------
                        0.00% (-.75% NET)            12.00% (11.25% NET)               12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       2,050         0    1,336   200,000          0     1,528   200,000            0       1,528     200,000
   5       2,050     2,839    4,479   200,000      5,286     6,926   200,000        7,531       9,171     200,000
   10      2,050     5,905    6,930   200,000     15,152    16,177   200,000       23,012      24,037     200,000
   20      2,050     5,669    5,669   200,000     50,980    50,980   200,000       85,355      85,355     200,000
@ Age 70   2,050    LAPSED   LAPSED    LAPSED     83,098    83,098   200,000      149,335     149,335     200,000
@ Age 85   2,050    LAPSED   LAPSED    LAPSED    388,229   388,229   407,640      750,256     750,256     787,769
@ Age 90   2,050    LAPSED   LAPSED    LAPSED    638,192   638,192   670,102    1,241,404   1,241,404   1,303,474

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.


                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                         GUARANTEED CHARGES
                                 ------------------------------------------------------------------
END                    PREMIUM        0.00% (-.75% NET)                12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH       CASH         FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS    VALUE        VALUE       PROCEEDS
  1    46     2,050     2,153          0      1,336  200,000            0        1,528      200,000
  2    47     2,050     4,413        549      2,189  200,000        1,085        2,725      200,000
  3    48     2,050     6,786      1,373      3,013  200,000        2,392        4,032      200,000
  4    49     2,050     9,278      2,144      3,784  200,000        3,796        5,436      200,000
  5    50     2,050    11,894      2,839      4,479  200,000        5,286        6,926      200,000
  6    51     2,050    14,641      3,484      5,124  200,000        6,895        8,535      200,000
  7    52     2,050    17,526      4,055      5,695  200,000        8,615       10,255      200,000
  8    53     2,050    20,554      4,758      6,193  200,000       10,665       12,100      200,000
  9    54     2,050    23,753      5,367      6,597  200,000       12,831       14,061      200,000
 10    55     2,050    27,074      5,905      6,930  200,000       15,152       16,177      200,000
 11    56     2,050    30,580      6,349      7,169  200,000       17,624       18,444      200,000
 12    57     2,050    34,262      6,701      7,316  200,000       20,268       20,883      200,000
 13    58     2,050    38,127      6,962      7,372  200,000       23,105       23,515      200,000
 14    59     2,050    42,186      7,130      7,335  200,000       26,161       26,366      200,000
 15    60     2,050    46,448      7,207      7,207  200,000       29,465       29,465      200,000
 16    61     2,050    50,923      7,253      7,253  200,000       33,128       33,128      200,000
 17    62     2,050    55,621      7,161      7,161  200,000       37,101       37,101      200,000
 18    63     2,050    60,555      6,886      6,886  200,000       41,385       41,385      200,000
 19    64     2,050    65,735      6,405      6,405  200,000       46,007       46,007      200,000
 20    65     2,050    71,174      5,669      5,669  200,000       50,980       50,980      200,000
 21    66     2,050    76,886      4,655      4,655  200,000       56,343       56,343      200,000
 22    67     2,050    82,882      3,357      3,357  200,000       62,162       62,162      200,000
 23    68     2,050    89,179      1,770      1,770  200,000       68,510       68,510      200,000
 24    69     2,050    95,791     LAPSED     LAPSED   LAPSED       75,461       75,461      200,000
 25    70     2,050    102,733                                     83,098       83,098      200,000

                CURRENT CHARGES
      ------------------------------------
END           12.00% (11.25% NET)
 OF      CASH         FUND        DEATH
YEAR    VALUE        VALUE       PROCEEDS
  1            0        1,528      200,000
  2        1,533        3,173      200,000
  3        3,335        4,975      200,000
  4        5,335        6,975      200,000
  5        7,531        9,171      200,000
  6        9,970       11,610      200,000
  7       12,653       14,293      200,000
  8       15,814       17,249      200,000
  9       19,256       20,486      200,000
 10       23,012       24,037      200,000
 11       27,141       27,961      200,000
 12       31,662       32,277      200,000
 13       36,602       37,012      200,000
 14       41,910       42,115      200,000
 15       47,637       47,637      200,000
 16       53,906       53,906      200,000
 17       60,700       60,700      200,000
 18       68,064       68,064      200,000
 19       76,253       76,253      200,000
 20       85,355       85,355      200,000
 21       95,490       95,490      200,000
 22      106,802      106,802      200,000
 23      119,433      119,433      200,000
 24      133,545      133,545      200,000
 25      149,335      149,335      200,000

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                       GUARANTEED CHARGES                                  CURRENT CHARGES
                                 --------------------------------------------------------------   ---------------------------------
END                    PREMIUM       0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26    71     2,050    110,022                                   91,498      91,498     200,000     167,014     167,014     200,000
 27    72     2,050    117,675                                  100,758     100,758     200,000     186,818     186,818     211,104
 28    73     2,050    125,712                                  110,985     110,985     200,000     208,813     208,813     231,782
 29    74     2,050    134,150                                  122,316     122,316     200,000     233,193     233,193     254,181
 30    75     2,050    143,010                                  134,974     134,974     200,000     260,237     260,237     278,453
 31    76     2,050    152,313                                  149,222     149,222     200,000     290,257     290,257     304,769
 32    77     2,050    162,081                                  165,442     165,442     200,000     323,454     323,454     339,626
 33    78     2,050    172,337                                  184,114     184,114     200,000     360,157     360,157     378,165
 34    79     2,050    183,107                                  205,553     205,553     215,831     400,731     400,731     420,767
 35    80     2,050    194,414                                  229,235     229,235     240,697     445,575     445,575     467,854
 36    81     2,050    206,288                                  255,322     255,322     268,088     495,131     495,131     519,887
 37    82     2,050    218,755                                  284,031     284,031     298,232     549,854     549,854     577,346
 38    83     2,050    231,845                                  315,589     315,589     331,368     610,251     610,251     640,764
 39    84     2,050    245,590                                  350,236     350,236     367,748     676,862     676,862     710,705
 40    85     2,050    260,022                                  388,229     388,229     407,640     750,256     750,256     787,769
 41    86     2,050    275,175                                  429,835     429,835     451,326     831,084     831,084     872,639
 42    87     2,050    291,086                                  475,338     475,338     499,105     919,862     919,862     965,855
 43    88     2,050    307,793                                  525,031     525,031     551,283   1,017,309   1,017,309   1,068,175
 44    89     2,050    325,335                                  579,214     579,214     608,174   1,124,211   1,124,211   1,180,421
 45    90     2,050    343,755                                  638,192     638,192     670,102   1,241,404   1,241,404   1,303,474
 46    91     2,050    363,095                                  702,263     702,263     737,376   1,369,799   1,369,799   1,438,289
 47    92     2,050    383,402                                  773,603     776,603     804,547   1,512,258   1,512,258   1,572,749
 48    93     2,050    404,725                                  853,465     853,465     879,069   1,670,952   1,670,952   1,721,080
 49    94     2,050    427,113                                  943,433     943,433     962,301   1,848,763   1,848,763   1,885,738
 50    95     2,050    450,622                                1,045,593   1,045,593   1,056,049   2,048,915   2,048,915   2,069,404

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                       GUARANTEED CHARGES                                  CURRENT CHARGES
                                 --------------------------------------------------------------   ---------------------------------
END                    PREMIUM       0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51    96     2,050    475,305                                1,158,090   1,158,090   1,169,671   2,270,744   2,270,744   2,293,451
 52    97     2,050    501,223                                1,281,488   1,281,488   1,294,302   2,515,952   2,515,952   2,541,111
 53    98     2,050    528,437                                1,415,589   1,415,589   1,429,745   2,786,985   2,786,985   2,814,855
 54    99     2,050    557,011                                1,561,501   1,561,501   1,577,116   3,086,608   3,086,608   3,117,474
 55    100    2,050    587,014                                1,722,245   1,722,245   1,739,467   3,417,787   3,417,787   3,451,965

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                       Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $2,050.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       3,800         0    2,606   200,000         0    2,606   200,000         0    2,606   200,000
   5       3,800     5,594    8,634   200,000     5,594    8,634   200,000     8,138   11,178   200,000
   10      3,800    10,447   12,347   200,000    10,447   12,347   200,000    18,029   19,929   200,000
   20      3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    20,748   20,748   200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     4,537    4,537   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 26 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date



Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     3,800     3,990          0      2,606  200,000        0   2,606  200,000         0       2,606     200,000
  2    47     3,800     8,180      1,270      4,310  200,000    1,270   4,310  200,000     1,943       4,983     200,000
  3    48     3,800    12,578      2,853      5,893  200,000    2,853   5,893  200,000     4,119       7,159     200,000
  4    49     3,800    17,197      4,293      7,333  200,000    4,293   7,333  200,000     6,168       9,208     200,000
  5    50     3,800    22,047      5,594      8,634  200,000    5,594   8,634  200,000     8,138      11,178     200,000
  6    51     3,800    27,140      6,735      9,775  200,000    6,735   9,775  200,000    10,031      13,071     200,000
  7    52     3,800    32,487      7,695     10,735  200,000    7,695  10,735  200,000    11,871      14,911     200,000
  8    53     3,800    38,101      8,856     11,516  200,000    8,856  11,516  200,000    14,017      16,677     200,000
  9    54     3,800    43,996      9,773     12,053  200,000    9,773  12,053  200,000    16,069      18,349     200,000
 10    55     3,800    50,186     10,447     12,347  200,000   10,447  12,347  200,000    18,029      19,929     200,000
 11    56     3,800    56,685     10,878     12,398  200,000   10,878  12,398  200,000    19,835      21,355     200,000
 12    57     3,800    63,509     11,020     12,160  200,000   11,020  12,160  200,000    21,428      22,568     200,000
 13    58     3,800    70,675     10,870     11,630  200,000   10,870  11,630  200,000    22,747      23,507     200,000
 14    59     3,800    78,199     10,403     10,783  200,000   10,403  10,783  200,000    23,733      24,113     200,000
 15    60     3,800    86,098      9,589      9,589  200,000    9,589   9,589  200,000    24,368      24,368     200,000
 16    61     3,800    94,393      8,307      8,307  200,000    8,307   8,307  200,000    24,496      24,496     200,000
 17    62     3,800    103,103     6,573      6,573  200,000    6,573   6,573  200,000    24,209      24,209     200,000
 18    63     3,800    112,248     4,302      4,302  200,000    4,302   4,302  200,000    23,481      23,481     200,000
 19    64     3,800    121,851     1,449      1,449  200,000    1,449   1,449  200,000    22,345      22,345     200,000
 20    65     3,800    131,933    LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    20,748      20,748     200,000
 21    66     3,800    142,520                                                            18,675      18,675     200,000
 22    67     3,800    153,636                                                            16,063      16,063     200,000
 23    68     3,800    165,308                                                            12,818      12,818     200,000
 24    69     3,800    177,563                                                             8,973       8,973     200,000
 25    70     3,800    190,431                                                             4,537       4,537     200,000
 26    71     3,800    203,943                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       3,800         0    2,606   200,000         0    2,788   200,000         0    2,788   200,000
   5       3,800     5,594    8,634   200,000     7,760   10,800   200,000    10,618   13,658   200,000
   10      3,800    10,447   12,347   200,000    17,648   19,548   200,000    27,092   28,992   200,000
   20      3,800    LAPSED   LAPSED    LAPSED    21,958   21,958   200,000    58,714   58,714   200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED       202      202   200,000    67,863   67,863   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 26 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 39 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.




                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     3,800     3,990          0      2,606  200,000        0   2,788  200,000         0       2,788     200,000
  2    47     3,800     8,180      1,270      4,310  200,000    1,773   4,813  200,000     2,466       5,506     200,000
  3    48     3,800    12,578      2,853      5,893  200,000    3,794   6,834  200,000     5,139       8,179     200,000
  4    49     3,800    17,197      4,293      7,333  200,000    5,789   8,829  200,000     7,839      10,879     200,000
  5    50     3,800    22,047      5,594      8,634  200,000    7,760  10,800  200,000    10,618      13,658     200,000
  6    51     3,800    27,140      6,735      9,775  200,000    9,687  12,727  200,000    13,481      16,521     200,000
  7    52     3,800    32,487      7,695     10,735  200,000   11,545  14,585  200,000    16,458      19,498     200,000
  8    53     3,800    38,101      8,856     11,516  200,000   13,716  16,376  200,000    19,914      22,574     200,000
  9    54     3,800    43,996      9,773     12,053  200,000   15,752  18,032  200,000    23,456      25,736     200,000
 10    55     3,800    50,186     10,447     12,347  200,000   17,648  19,548  200,000    27,092      28,992     200,000
 11    56     3,800    56,685     10,878     12,398  200,000   19,400  20,920  200,000    30,769      32,289     200,000
 12    57     3,800    63,509     11,020     12,160  200,000   20,958  22,098  200,000    34,433      35,573     200,000
 13    58     3,800    70,675     10,870     11,630  200,000   22,314  23,074  200,000    38,033      38,793     200,000
 14    59     3,800    78,199     10,403     10,783  200,000   23,435  23,815  200,000    41,517      41,897     200,000
 15    60     3,800    86,098      9,589      9,589  200,000   24,284  24,284  200,000    44,871      44,871     200,000
 16    61     3,800    94,393      8,307      8,307  200,000   24,743  24,743  200,000    47,961      47,961     200,000
 17    62     3,800    103,103     6,573      6,573  200,000   24,827  24,827  200,000    50,890      50,890     200,000
 18    63     3,800    112,248     4,302      4,302  200,000   24,444  24,444  200,000    53,646      53,646     200,000
 19    64     3,800    121,851     1,449      1,449  200,000   23,533  23,533  200,000    56,265      56,265     200,000
 20    65     3,800    131,933    LAPSED     LAPSED   LAPSED   21,958  21,958  200,000    58,714      58,714     200,000
 21    66     3,800    142,520                                 19,650  19,650  200,000    60,993      60,993     200,000
 22    67     3,800    153,636                                 16,460  16,460  200,000    63,067      63,067     200,000
 23    68     3,800    165,308                                 12,282  12,282  200,000    64,880      64,880     200,000
 24    69     3,800    177,563                                  6,941   6,941  200,000    66,472      66,472     200,000
 25    70     3,800    190,431                                    202     202  200,000    67,863      67,863     200,000

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    71     3,800    203,943                                 LAPSED  LAPSED   LAPSED    68,946      68,946     200,000
 27    72     3,800    218,130                                                            69,779      69,779     200,000
 28    73     3,800    233,026                                                            70,230      70,230     200,000
 29    74     3,800    248,668                                                            70,150      70,150     200,000
 30    75     3,800    265,091                                                            69,418      69,418     200,000
 31    76     3,800    282,336                                                            67,887      67,887     200,000
 32    77     3,800    300,442                                                            65,379      65,379     200,000
 33    78     3,800    319,454                                                            61,674      61,674     200,000
 34    79     3,800    339,417                                                            56,476      56,476     200,000
 35    80     3,800    360,378                                                            49,409      49,409     200,000
 36    81     3,800    382,387                                                            40,025      40,025     200,000
 37    82     3,800    405,496                                                            27,699      27,699     200,000
 38    83     3,800    429,761                                                            11,670      11,670     200,000
 39    84     3,800    455,239                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
                        0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       3,800         0    2,606   200,000            0       2,971     200,000           0       2,971     200,000
   5       3,800     5,594    8,634   200,000       10,347      13,387     200,000      13,547      16,587     200,000
   10      3,800    10,447   12,347   200,000       28,505      30,405     200,000      40,353      42,253     200,000
   20      3,800    LAPSED   LAPSED    LAPSED       88,705      88,705     200,000     150,017     150,017     200,000
@ Age 70   3,800    LAPSED   LAPSED    LAPSED      147,519     147,519     200,000     266,492     266,492     309,131
@ Age 85   3,800    LAPSED   LAPSED    LAPSED      744,892     744,892     782,136   1,289,177   1,289,177   1,353,636
@ Age 90   3,800    LAPSED   LAPSED    LAPSED    1,206,011   1,206,011   1,266,312   2,087,630   2,087,630   2,192,011

* Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.


                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                      GUARANTEED CHARGES                               CURRENT CHARGES
                                 ------------------------------------------------------------   ------------------------------
END                    PREMIUM        0.00% (-.75% NET)             12.00% (11.25% NET)              12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH      CASH       FUND      DEATH       CASH       FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS   VALUE      VALUE     PROCEEDS    VALUE      VALUE     PROCEEDS
  1    46     3,800     3,990          0      2,606  200,000         0      2,971    200,000          0      2,971    200,000
  2    47     3,800     8,180      1,270      4,310  200,000     2,299      5,339    200,000      3,012      6,052    200,000
  3    48     3,800    12,578      2,853      5,893  200,000     4,822      7,862    200,000      6,248      9,288    200,000
  4    49     3,800    17,197      4,293      7,333  200,000     7,497     10,537    200,000      9,733     12,773    200,000
  5    50     3,800    22,047      5,594      8,634  200,000    10,347     13,387    200,000     13,547     16,587    200,000
  6    51     3,800    27,140      6,735      9,775  200,000    13,372     16,412    200,000     17,731     20,771    200,000
  7    52     3,800    32,487      7,695     10,735  200,000    16,576     19,616    200,000     22,354     25,394    200,000
  8    53     3,800    38,101      8,856     11,516  200,000    20,368     23,028    200,000     27,825     30,485    200,000
  9    54     3,800    43,996      9,773     12,053  200,000    24,334     26,614    200,000     33,804     36,084    200,000
 10    55     3,800    50,186     10,447     12,347  200,000    28,505     30,405    200,000     40,353     42,253    200,000
 11    56     3,800    56,685     10,878     12,398  200,000    32,917     34,437    200,000     47,489     49,009    200,000
 12    57     3,800    63,509     11,020     12,160  200,000    37,572     38,712    200,000     55,237     56,377    200,000
 13    58     3,800    70,675     10,870     11,630  200,000    42,514     43,274    200,000     63,636     64,396    200,000
 14    59     3,800    78,199     10,403     10,783  200,000    47,776     48,156    200,000     72,743     73,123    200,000
 15    60     3,800    86,098      9,589      9,589  200,000    53,400     53,400    200,000     82,664     82,664    200,000
 16    61     3,800    94,393      8,307      8,307  200,000    59,364     59,364    200,000     93,428     93,428    200,000
 17    62     3,800    103,103     6,573      6,573  200,000    65,810     65,810    200,000    105,320    105,320    200,000
 18    63     3,800    112,248     4,302      4,302  200,000    72,786     72,786    200,000    118,536    118,536    200,000
 19    64     3,800    121,851     1,449      1,449  200,000    80,392     80,392    200,000    133,344    133,344    200,000
 20    65     3,800    131,933    LAPSED     LAPSED   LAPSED    88,705     88,705    200,000    150,017    150,017    200,000
 21    66     3,800    142,520                                  97,888     97,888    200,000    168,904    168,904    202,685
 22    67     3,800    153,636                                 108,100    108,100    200,000    189,922    189,922    226,007
 23    68     3,800    165,308                                 119,582    119,582    200,000    213,034    213,034    251,380
 24    69     3,800    177,563                                 132,609    132,609    200,000    238,472    238,472    279,012
 25    70     3,800    190,431                                 147,519    147,519    200,000    266,492    266,492    309,131

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                     GUARANTEED CHARGES                                 CURRENT CHARGES
                                 -----------------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26    71     3,800    203,943                               164,746     164,746     200,000     297,338     297,338     341,939
 27    72     3,800    218,130                               184,755     184,755     208,773     331,497     331,497     374,592
 28    73     3,800    233,026                               207,108     207,108     229,890     369,352     369,352     409,981
 29    74     3,800    248,668                               231,896     231,896     252,766     411,355     411,355     448,377
 30    75     3,800    265,091                               259,465     259,465     277,628     458,054     458,054     490,118
 31    76     3,800    282,336                               290,238     290,238     304,750     510,103     510,103     535,608
 32    77     3,800    300,442                               324,088     324,088     340,292     567,482     567,482     595,856
 33    78     3,800    319,454                               361,303     361,303     379,368     630,705     630,705     662,240
 34    79     3,800    339,417                               402,199     402,199     422,309     700,325     700,325     735,342
 35    80     3,800    360,378                               447,110     447,110     469,465     776,944     776,944     815,791
 36    81     3,800    382,387                               496,389     496,389     521,208     861,218     861,218     904,279
 37    82     3,800    405,496                               550,409     550,409     577,929     953,851     953,851   1,001,543
 38    83     3,800    429,761                               609,553     609,553     640,030   1,055,617   1,055,617   1,108,398
 39    84     3,800    455,239                               674,233     674,233     707,945   1,167,136   1,167,136   1,225,492
 40    85     3,800    481,991                               744,892     744,892     782,136   1,289,177   1,289,177   1,353,636
 41    86     3,800    510,081                               822,015     822,015     863,116   1,422,533   1,422,533   1,493,660
 42    87     3,800    539,575                               906,139     906,139     951,446   1,568,005   1,568,005   1,646,405
 43    88     3,800    570,543                               997,798     997,798   1,047,688   1,726,586   1,726,586   1,812,916
 44    89     3,800    603,061                             1,097,549   1,097,549   1,152,426   1,899,433   1,899,433   1,994,405
 45    90     3,800    637,204                             1,206,011   1,206,011   1,266,312   2,087,630   2,087,630   2,192,011
 46    91     3,800    673,054                             1,323,820   1,323,820   1,390,011   2,292,001   2,292,001   2,406,601
 47    92     3,800    710,696                             1,455,866   1,455,866   1,514,101   2,520,624   2,520,624   2,621,449
 48    93     3,800    750,221                             1,604,541   1,604,541   1,652,677   2,777,683   2,777,683   2,861,013
 49    94     3,800    791,722                             1,772,779   1,772,779   1,808,235   3,068,447   3,068,447   3,129,816
 50    95     3,800    835,299                             1,964,456   1,964,456   1,984,101   3,398,929   3,398,929   3,432,918

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                       GUARANTEED CHARGES                                 CURRENT CHARGES
                                   -----------------------------------------------------------   ---------------------------------
END                     PREMIUM       0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF          PREMIUM    ACCUM'D     CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY      AT 5%     VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51    96     3,800      881,053                             2,175,583   2,175,583   2,197,339   3,765,214   3,765,214   3,802,866
 52    97     3,800      929,096                             2,407,207   2,407,207   2,431,279   4,169,958   4,169,958   4,211,658
 53    98     3,800      979,541                             2,658,969   2,658,969   2,685,559   4,616,941   4,616,941   4,663,111
 54    99     3,800    1,032,508                             2,933,047   2,933,047   2,962,377   5,110,713   5,110,713   5,161,820
 55    100    3,800    1,088,123                             3,234,984   3,234,984   3,267,334   5,656,140   5,656,140   5,712,702

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                              Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $3,800.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650         0    1,810   201,810         0    1,810   201,810         0    1,810   201,810
   5       2,650     4,488    6,608   206,608     4,488    6,608   206,608     6,196    8,316   208,316
   10      2,650     9,006   10,331   210,331     9,006   10,331   210,331    14,422   15,747   215,747
   20      2,650     4,947    4,947   204,947     4,947    4,947   204,947    21,438   21,438   221,438
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    15,169   15,169   215,169
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 31 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650     2,783          0      1,810  201,810        0   1,810  201,810         0       1,810     201,810
  2    47     2,650     5,704      1,006      3,126  203,126    1,006   3,126  203,126     1,410       3,530     203,530
  3    48     2,650     8,772      2,235      4,355  204,355    2,235   4,355  204,355     3,039       5,159     205,159
  4    49     2,650    11,993      3,404      5,524  205,524    3,404   5,524  205,524     4,626       6,746     206,746
  5    50     2,650    15,375      4,488      6,608  206,608    4,488   6,608  206,608     6,196       8,316     208,316
  6    51     2,650    18,926      5,466      7,586  207,586    5,466   7,586  207,586     7,749       9,869     209,869
  7    52     2,650    22,655      6,337      8,457  208,457    6,337   8,457  208,457     9,285      11,405     211,405
  8    53     2,650    26,570      7,369      9,224  209,224    7,369   9,224  209,224    11,045      12,900     212,900
  9    54     2,650    30,681      8,250      9,840  209,840    8,250   9,840  209,840    12,766      14,356     214,356
 10    55     2,650    34,998      9,006     10,331  210,331    9,006  10,331  210,331    14,422      15,747     215,747
 11    56     2,650    39,530      9,590     10,650  210,650    9,590  10,650  210,650    15,992      17,052     217,052
 12    57     2,650    44,289     10,004     10,799  210,799   10,004  10,799  210,799    17,453      18,248     218,248
 13    58     2,650    49,286     10,250     10,780  210,780   10,250  10,780  210,780    18,782      19,312     219,312
 14    59     2,650    54,533     10,282     10,547  210,547   10,282  10,547  210,547    19,933      20,198     220,198
 15    60     2,650    60,042     10,103     10,103  210,103   10,103  10,103  210,103    20,860      20,860     220,860
 16    61     2,650    65,827      9,689      9,689  209,689    9,689   9,689  209,689    21,540      21,540     221,540
 17    62     2,650    71,901      9,017      9,017  209,017    9,017   9,017  209,017    21,928      21,928     221,928
 18    63     2,650    78,278      8,021      8,021  208,021    8,021   8,021  208,021    22,002      22,002     222,002
 19    64     2,650    84,975      6,679      6,679  206,679    6,679   6,679  206,679    21,838      21,838     221,838
 20    65     2,650    92,006      4,947      4,947  204,947    4,947   4,947  204,947    21,438      21,438     221,438
 21    66     2,650    99,389      2,783      2,783  202,783    2,783   2,783  202,783    20,781      20,781     220,781
 22    67     2,650    107,141       166        166  200,166      166     166  200,166    19,823      19,823     219,823
 23    68     2,650    115,280    LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    18,566      18,566     218,566
 24    69     2,650    123,827                                                            17,013      17,013     217,013
 25    70     2,650    132,801                                                            15,169      15,169     215,169

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    71     2,650    142,223                                                            12,989      12,989     212,989
 27    72     2,650    152,117                                                            10,523      10,523     210,523
 28    73     2,650    162,505                                                             7,680       7,680     207,680
 29    74     2,650    173,413                                                             4,368       4,368     204,368
 30    75     2,650    184,866                                                               523         523     200,523
 31    76     2,650    196,892                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650         0    1,810   201,810         0    1,937   201,937         0    1,937   201,937
   5       2,650     4,488    6,608   206,608     6,040    8,160   208,160     7,959   10,079   210,079
   10      2,650     9,006   10,331   210,331    14,226   15,551   215,551    21,021   22,346   222,346
   20      2,650     4,947    4,947   204,947    21,405   21,405   221,405    47,924   47,924   247,924
@ Age 70   2,650    LAPSED   LAPSED    LAPSED     9,907    9,907   209,907    55,458   55,458   255,458
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 27 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 39 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650     2,783          0      1,810  201,810        0   1,937  201,937         0       1,937     201,937
  2    47     2,650     5,704      1,006      3,126  203,126    1,358   3,478  203,478     1,775       3,895     203,895
  3    48     2,650     8,772      2,235      4,355  204,355    2,900   5,020  205,020     3,755       5,875     205,875
  4    49     2,650    11,993      3,404      5,524  205,524    4,469   6,589  206,589     5,807       7,927     207,927
  5    50     2,650    15,375      4,488      6,608  206,608    6,040   8,160  208,160     7,959      10,079     210,079
  6    51     2,650    18,926      5,466      7,586  207,586    7,590   9,710  209,710    10,216      12,336     212,336
  7    52     2,650    22,655      6,337      8,457  208,457    9,118  11,238  211,238    12,584      14,704     214,704
  8    53     2,650    26,570      7,369      9,224  209,224   10,888  12,743  212,743    15,307      17,162     217,162
  9    54     2,650    30,681      8,250      9,840  209,840   12,583  14,173  214,173    18,126      19,716     219,716
 10    55     2,650    34,998      9,006     10,331  210,331   14,226  15,551  215,551    21,021      22,346     222,346
 11    56     2,650    39,530      9,590     10,650  210,650   15,764  16,824  216,824    23,971      25,031     225,031
 12    57     2,650    44,289     10,004     10,799  210,799   17,193  17,988  217,988    26,954      27,749     227,749
 13    58     2,650    49,286     10,250     10,780  210,780   18,507  19,037  219,037    29,946      30,476     230,476
 14    59     2,650    54,533     10,282     10,547  210,547   19,652  19,917  219,917    32,901      33,166     233,166
 15    60     2,650    60,042     10,103     10,103  210,103   20,618  20,618  220,618    35,765      35,765     235,765
 16    61     2,650    65,827      9,689      9,689  209,689   21,380  21,380  221,380    38,518      38,518     238,518
 17    62     2,650    71,901      9,017      9,017  209,017   21,909  21,909  221,909    41,111      41,111     241,111
 18    63     2,650    78,278      8,021      8,021  208,021   22,121  22,121  222,121    43,512      43,512     243,512
 19    64     2,650    84,975      6,679      6,679  206,679   21,975  21,975  221,975    45,785      45,785     245,785
 20    65     2,650    92,006      4,947      4,947  204,947   21,405  21,405  221,405    47,924      47,924     247,924
 21    66     2,650    99,389      2,783      2,783  202,783   20,340  20,340  220,340    49,897      49,897     249,897
 22    67     2,650    107,141       166        166  200,166   18,734  18,734  218,734    51,649      51,649     251,649
 23    68     2,650    115,280    LAPSED     LAPSED   LAPSED   16,508  16,508  216,508    53,167      53,167     253,167
 24    69     2,650    123,827                                 13,610  13,610  213,610    54,441      54,441     254,441
 25    70     2,650    132,801                                  9,907   9,907  209,907    55,458      55,458     255,458

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    71     2,650    142,223                              5,287   5,287  205,287   56,158  56,158  256,158
 27    72     2,650    152,117                             LAPSED  LAPSED   LAPSED   56,573  56,573  256,573
 28    73     2,650    162,505                                                       56,591  56,591  256,591
 29    74     2,650    173,413                                                       56,096  56,096  256,096
 30    75     2,650    184,866                                                       54,988  54,988  254,988
 31    76     2,650    196,892                                                       53,188  53,188  253,188
 32    77     2,650    209,519                                                       50,590  50,590  250,590
 33    78     2,650    222,777                                                       47,054  47,054  247,054
 34    79     2,650    236,699                                                       42,488  42,488  242,488
 35    80     2,650    251,316                                                       36,741  36,741  236,741
 36    81     2,650    266,665                                                       29,683  29,683  229,683
 37    82     2,650    282,780                                                       21,150  21,150  221,150
 38    83     2,650    299,702                                                       11,021  11,021  211,021
 39    84     2,650    317,469                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   ---------------------------
                        0.00% (-.75% NET)           12.00% (11.25% NET)           12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,650         0    1,810   201,810         0    2,064   202,064         0    2,064     202,064
   5       2,650     4,488    6,608   206,608     7,884   10,004   210,004    10,034   12,154     212,154
   10      2,650     9,006   10,331   210,331    21,959   23,284   223,284    30,558   31,883     231,883
   20      2,650     4,947    4,947   204,947    63,084   63,084   263,084    108,247  108,247    308,247
@ Age 70   2,650    LAPSED   LAPSED    LAPSED    86,443   86,443   286,443    175,713  175,713    375,713
@ Age 85   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    644,519  644,519    844,519
@ Age 90   2,650    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    941,666  941,666  1,141,666

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 40 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)          12.00% (11.25% NET)           12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    46     2,650     2,783          0      1,810  201,810        0   2,064  202,064         0       2,064     202,064
  2    47     2,650     5,704      1,066      3,126  203,126    1,726   3,846  203,846     2,156       4,276     204,276
  3    48     2,650     8,772      2,235      4,355  204,355    3,625   5,745  205,745     4,532       6,652     206,652
  4    49     2,650    11,993      3,404      5,524  205,524    5,681   7,801  207,801     7,141       9,261     209,261
  5    50     2,650    15,375      4,488      6,608  206,608    7,884  10,004  210,004    10,034      12,154     212,154
  6    51     2,650    18,926      5,466      7,586  207,586   10,225  12,345  212,345    13,241      15,361     215,361
  7    52     2,650    22,655      6,337      8,457  208,457   12,719  14,839  214,839    16,796      18,916     218,916
  8    53     2,650    26,570      7,369      9,224  209,224   15,648  17,503  217,503    20,977      22,832     222,832
  9    54     2,650    30,681      8,250      9,840  209,840   18,715  20,305  220,305    25,559      27,149     227,149
 10    55     2,650    34,998      9,006     10,331  210,331   21,959  23,284  223,284    30,558      31,883     231,883
 11    56     2,650    39,530      9,590     10,650  210,650   25,351  26,411  226.411    35,996      37,056     237,056
 12    57     2,650    44,289     10,004     10,799  210,799   28,905  29,700  229,700    41,895      42,690     242,690
 13    58     2,650    49,286     10,250     10,780  210,780   32,639  33,169  233,169    48,279      48,809     248,809
 14    59     2,650    54,533     10,282     10,547  210,547   36,523  36,788  236,788    55,151      55,416     255,416
 15    60     2,650    60,042     10,103     10,103  210,103   40,573  40,573  240,573    62,514      62,514     262,514
 16    61     2,650    65,827      9,689      9,689  209,689   44,795  44,795  244,795    70,409      70,409     270,409
 17    62     2,650    71,901      9,017      9,017  209,017   49,199  49,199  249,199    78,859      78,859     278,859
 18    63     2,650    78,278      8,021      8,021  208,021   53,727  53,727  253,727    87,899      87,899     287,899
 19    64     2,650    84,975      6,679      6,679  206,679   58,368  58,368  258,368    97,668      97,668     297,668
 20    65     2,650    92,006      4,947      4,947  204,947   63,084  63,084  263,084   108,247     108,247     308,247
 21    66     2,650    99,389      2,783      2,783  202,783   67,832  67,832  267,832   119,697     119,697     319,697
 22    67     2,650    107,141       166        166  200,166   72,591  72,591  272,591   132,064     132,064     332,064
 23    68     2,650    115,280    LAPSED     LAPSED   LAPSED   77,312  77,312  277,312   145,446     145,446     345,446
 24    69     2,650    123,827                                 81,966  81,966  281,966   159,955     159,955     359,955
 25    70     2,650    132,801                                 86,443  86,443  286,443   175,713     175,713     375,713

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                        GUARANTEED CHARGES
                                 ----------------------------------------------------------------
END                    PREMIUM        0.00% (-.75% NET)                12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%     VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
 26    71     2,650    142,223                                    90,649      90,649     290,649
 27    72     2,650    152,117                                    94,455      94,455     294,455
 28    73     2,650    162,505                                   297,664      97,664     297,664
 29    74     2,650    173,413                                   100,086     100,086     300,086
 30    75     2,650    184,866                                   101,509     101,509     301,509
 31    76     2,650    196,892                                   101,723     101,723     301,723
 32    77     2,650    209,519                                   100,496     100,496     300,496
 33    78     2,650    222,777                                    97,621      97,621     297,621
 34    79     2,650    236,699                                    92,815      92,815     292,815
 35    80     2,650    251,316                                    85,718      85,718     285,718
 36    81     2,650    266,665                                    75,903      75,903     275,903
 37    82     2,650    282,780                                    62,793      62,793     262,793
 38    83     2,650    299,702                                    45,726      45,726     245,726
 39    84     2,650    317,469                                    23,939      23,939     223,939
 40    85     2,650    336,125                                    LAPSED      LAPSED      LAPSED
 41    86     2,650    355,714
 42    87     2,650    376,282
 43    88     2,650    397,879
 44    89     2,650    420,555
 45    90     2,650    444,366
 46    91     2,650    469,366
 47    92     2,650    495,617
 48    93     2,650    523,181
 49    94     2,650    552,122
 50    95     2,650    582,511

               CURRENT CHARGES
      ---------------------------------
END          12.00% (11.25% NET)
 OF     CASH        FUND        DEATH
YEAR    VALUE       VALUE     PROCEEDS
 26    192,806     192,806      392,806
 27    211,429     211,429      411,429
 28    231,649     231,649      431,649
 29    253,537     253,537      453,537
 30    277,202     277,202      477,202
 31    302,786     302,786      502,786
 32    330,422     330,422      530,422
 33    360,235     360,235      560,235
 34    392,411     392,411      592,411
 35    427,110     427,110      627,110
 36    464,530     464,530      664,530
 37    504,869     504,869      704,869
 38    548,398     548,398      748,398
 39    594,913     594,913      794,913
 40    644,519     644,519      844,519
 41    697,331     697,331      897,331
 42    753,403     753,403      953,403
 43    812,622     812,622    1,012,622
 44    875,338     875,338    1,075,338
 45    941,666     941,666    1,141,666
 46   1,011,312   1,011,312   1,211,312
 47   1,084,749   1,084,749   1,284,749
 48   1,162,104   1,162,104   1,362,104
 49   1,244,066   1,244,066   1,444,066
 50   1,330,905   1,330,905   1,530,905

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                          GUARANTEED CHARGES
                                 ---------------------------------------------------------------------
END                    PREMIUM           0.00% (-.75% NET)                  12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51    96     2,650    614,419
 52    97     2,650    647,922
 53    98     2,650    683,101
 54    99     2,650    720,038
 55    100    2,650    758,823

               CURRENT CHARGES
      ---------------------------------
END          12.00% (11.25% NET)
 OF     CASH        FUND        DEATH
YEAR    VALUE       VALUE     PROCEEDS
 51   1,424,351   1,424,351   1,624,351
 52   1,525,313   1,525,313   1,725,313
 53   1,633,324   1,633,324   1,833,324
 54   1,748,657   1,748,657   1,948,657
 55   1,869,936   1,869,936   2,069,936

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
2                                                               Version 98.09.01
Initial Modal Premium: $2,650.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,450         0      907   200,000         0      907   200,000         0      907   200,000
   5       1,450     2,407    3,567   200,000     2,407    3,567   200,000     3,030    4,190   200,000
   10      1,450     5,271    5,996   200,000     5,271    5,996   200,000     7,025    7,750   200,000
   20      1,450     7,114    7,114   200,000     7,114    7,114   200,000    12,943   12,943   200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 35 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date



Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    36     1,450     1,523          0        907  200,000        0     907  200,000         0         907     200,000
  2    37     1,450     3,121        456      1,616  200,000      456   1,616  200,000       645       1,805     200,000
  3    38     1,450     4,800      1,136      2,296  200,000    1,136   2,296  200,000     1,487       2,647     200,000
  4    39     1,450     6,562      1,786      2,946  200,000    1,786   2,946  200,000     2,274       3,434     200,000
  5    40     1,450     8,413      2,407      3,567  200,000    2,407   3,567  200,000     3,030       4,190     200,000
  6    41     1,450    10,356      2,975      4,135  200,000    2,975   4,135  200,000     3,755       4,915     200,000
  7    42     1,450    12,396      3,516      4,676  200,000    3,516   4,676  200,000     4,474       5,634     200,000
  8    43     1,450    14,539      4,151      5,166  200,000    4,151   5,166  200,000     5,331       6,346     200,000
  9    44     1,450    16,788      4,736      5,606  200,000    4,736   5,606  200,000     6,181       7,051     200,000
 10    45     1,450    19,150      5,271      5,996  200,000    5,271   5,996  200,000     7,025       7,750     200,000
 11    46     1,450    21,630      5,757      6,337  200,000    5,757   6,337  200,000     7,862       8,442     200,000
 12    47     1,450    24,234      6,195      6,630  200,000    6,195   6,630  200,000     8,693       9,128     200,000
 13    48     1,450    26,968      6,562      6,852  200,000    6,562   6,852  200,000     9,472       9,762     200,000
 14    49     1,450    29,839      6,881      7,026  200,000    6,881   7,026  200,000    10,177      10,322     200,000
 15    50     1,450    32,853      7,131      7,131  200,000    7,131   7,131  200,000    10,810      10,810     200,000
 16    51     1,450    36,019      7,334      7,334  200,000    7,334   7,334  200,000    11,396      11,396     200,000
 17    52     1,450    39,342      7,446      7,446  200,000    7,446   7,446  200,000    11,910      11,910     200,000
 18    53     1,450    42,832      7,465      7,465  200,000    7,465   7,465  200,000    12,331      12,331     200,000
 19    54     1,450    46,496      7,347      7,347  200,000    7,347   7,347  200,000    12,682      12,682     200,000
 20    55     1,450    50,343      7,114      7,114  200,000    7,114   7,114  200,000    12,943      12,943     200,000
 21    56     1,450    54,383      6,723      6,723  200,000    6,723   6,723  200,000    13,135      13,135     200,000
 22    57     1,450    58,624      6,171      6,171  200,000    6,171   6,171  200,000    13,214      13,214     200,000
 23    58     1,450    63,078      5,459      5,459  200,000    5,459   5,459  200,000    13,183      13,183     200,000
 24    59     1,450    67,754      4,538      4,538  200,000    4,538   4,538  200,000    13,041      13,041     200,000
 25    60     1,450    72,665      3,408      3,408  200,000    3,408   3,408  200,000    12,744      12,744     200,000

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         0.00% (-.75% NET)         0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    61     1,450    77,820     2,019   2,019  200,000    2,019   2,019  200,000   12,292  12,292  200,000
 27    62     1,450    83,234       365     365  200,000      365     365  200,000   11,685  11,685  200,000
 28    63     1,450    88,918    LAPSED  LAPSED   LAPSED   LAPSED  LAPSED   LAPSED   10,877  10,877  200,000
 29    64     1,450    94,886                                                         9,867   9,867  200,000
 30    65     1,450    101,153                                                        8,629   8,629  200,000
 31    66     1,450    107,733                                                        7,138   7,138  200,000
 32    67     1,450    114,642                                                        5,342   5,342  200,000
 33    68     1,450    121,897                                                        3,235   3,235  200,000
 34    69     1,450    129,514                                                          807     807  200,000
 35    70     1,450    137,513                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,450         0      907   200,000         0      974   200,000         0      974   200,000
   5       1,450     2,407    3,567   200,000     3,235    4,395   200,000     3,943    5,103   200,000
   10      1,450     5,271    5,996   200,000     8,161    8,886   200,000    10,376   11,101   200,000
   20      1,450     7,114    7,114   200,000    17,899   17,899   200,000    27,027   27,027   200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    47,940   47,940   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 35 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 49 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)             6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    36     1,450     1,523          0        907  200,000        0     974  200,000         0         974     200,000
  2    37     1,450     3,121        456      1,616  200,000      641   1,801  200,000       835       1,995     200,000
  3    38     1,450     4,800      1,136      2,296  200,000    1,487   2,647  200,000     1,860       3,020     200,000
  4    39     1,450     6,562      1,786      2,946  200,000    2,351   3,511  200,000     2,887       4,047     200,000
  5    40     1,450     8,413      2,407      3,567  200,000    3,235   4,395  200,000     3,943       5,103     200,000
  6    41     1,450    10,356      2,975      4,135  200,000    4,117   5,277  200,000     5,027       6,187     200,000
  7    42     1,450    12,396      3,516      4,676  200,000    5,020   6,180  200,000     6,166       7,326     200,000
  8    43     1,450    14,539      4,151      5,166  200,000    6,067   7,082  200,000     7,508       8,523     200,000
  9    44     1,450    16,788      4,736      5,606  200,000    7,114   7,984  200,000     8,910       9,780     200,000
 10    45     1,450    19,150      5,271      5,996  200,000    8,161   8,886  200,000    10,376      11,101     200,000
 11    46     1,450    21,630      5,757      6,337  200,000    9,208   9,788  200,000    11,908      12,488     200,000
 12    47     1,450    24,234      6,195      6,630  200,000   10,257  10,692  200,000    13,510      13,945     200,000
 13    48     1,450    26,968      6,562      6,852  200,000   11,283  11,573  200,000    15,141      15,431     200,000
 14    49     1,450    29,839      6,881      7,026  200,000   12,310  12,455  200,000    16,779      16,924     200,000
 15    50     1,450    32,853      7,131      7,131  200,000   13,316  13,316  200,000    18,427      18,427     200,000
 16    51     1,450    36,019      7,334      7,334  200,000   14,329  14,329  200,000    20,116      20,116     200,000
 17    52     1,450    39,342      7,446      7,446  200,000   15,306  15,306  200,000    21,827      21,827     200,000
 18    53     1,450    42,832      7,465      7,465  200,000   16,247  16,247  200,000    23,540      23,540     200,000
 19    54     1,450    46,496      7,347      7,347  200,000   17,105  17,105  200,000    25,280      25,280     200,000
 20    55     1,450    50,343      7,114      7,114  200,000   17,899  17,899  200,000    27,027      27,027     200,000
 21    56     1,450    54,383      6,723      6,723  200,000   18,582  18,582  200,000    28,805      28,805     200,000
 22    57     1,450    58,624      6,171      6,171  200,000   19,148  19,148  200,000    30,575      30,575     200,000
 23    58     1,450    63,078      5,459      5,459  200,000   19,593  19,593  200,000    32,339      32,339     200,000
 24    59     1,450    67,754      4,538      4,538  200,000   19,865  19,865  200,000    34,098      34,098     200,000
 25    60     1,450    72,665      3,408      3,408  200,000   19,954  19,954  200,000    35,814      35,814     200,000

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                      CURRENT CHARGES
                                 --------------------------------------------------  ------------------------
END                    PREMIUM      0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26    61     1,450    77,820     2,019   2,019  200,000   19,806  19,806  200,000   37,488  37,488  200,000
 27    62     1,450    83,234       365     365  200,000   19,404  19,404  200,000   39,120  39,120  200,000
 28    63     1,450    88,918    LAPSED  LAPSED   LAPSED   18,665  18,665  200,000   40,671  40,671  200,000
 29    64     1,450    94,886                              17,542  17,542  200,000   42,139  42,139  200,000
 30    65     1,450    101,153                             15,958  15,958  200,000   43,505  43,505  200,000
 31    66     1,450    107,733                             13,829  13,829  200,000   44,744  44,744  200,000
 32    67     1,750    114,642                             11,083  11,083  200,000   45,816  45,816  200,000
 33    68     1,450    121,897                              7,612   7,612  200,000   46,712  46,712  200,000
 34    69     1,450    129,514                              3,317   3,317  200,000   47,423  47,423  200,000
 35    70     1,450    137,513                             LAPSED  LAPSED   LAPSED   47,940  47,940  200,000
 36    71     1,450    145,911                                                       48,212  48,212  200,000
 37    72     1,450    154,729                                                       48,261  48,261  200,000
 38    73     1,450    163,988                                                       47,996  47,996  200,000
 39    74     1,450    173,710                                                       47,315  47,315  200,000
 40    75     1,450    183,918                                                       46,126  46,126  200,000
 41    76     1,450    194,636                                                       44,343  44,343  200,000
 42    77     1,450    205,890                                                       41,843  41,843  200,000
 43    78     1,450    217,707                                                       38,467  38,467  200,000
 44    79     1,450    230,115                                                       34,065  34,065  200,000
 45    80     1,450    243,143                                                       28,412  28,412  200,000
 46    81     1,450    256,823                                                       21,258  21,258  200,000
 47    82     1,450    271,187                                                       12,275  12,275  200,000
 48    83     1,450    286,269                                                        1,099   1,099  200,000
 49    84     1,450    302,105                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
                        0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       1,450         0      907   200,000            0       1,040     200,000           0       1,040     200,000
   5       1,450     2,407    3,567   200,000        4,218       5,378     200,000       5,020       6,180     200,000
   10      1,450     5,271    5,996   200,000       12,421      13,146     200,000      15,246      15,971     200,000
   20      1,450     7,114    7,114   200,000       43,765      43,765     200,000      58,872      58,872     200,000
@ Age 70   1,450    LAPSED   LAPSED    LAPSED      200,642     200,642     232,745     299,404     299,404     347,309
@ Age 85   1,450    LAPSED   LAPSED    LAPSED      923,365     923,365     969,533   1,399,298   1,399,298   1,469,263
@ Age 90   1,450    LAPSED   LAPSED    LAPSED    1,483,409   1,483,409   1,557,580   2,286,647   2,286,647   2,400,980

* Policy lapses in policy year 28 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                  GUARANTEED CHARGES                           CURRENT CHARGES
                                 -----------------------------------------------------   ----------------------------
END                    PREMIUM      0.00% (-.75% NET)          12.00% (11.25% NET)           12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D   CASH    FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
  1    36     1,450     1,523       0     907    200,000         0    1,040   200,000          0     1,040   200,000
  2    37     1,450     3,121     456    1,616   200,000       834    1,994   200,000      1,035     2,195   200,000
  3    38     1,450     4,800    1,136   2,296   200,000     1,869    3,029   200,000      2,266     3,426   200,000
  4    39     1,450     6,562    1,786   2,946   200,000     2,994    4,154   200,000      3,582     4,742   200,000
  5    40     1,450     8,413    2,407   3,567   200,000     4,218    5,378   200,000      5,020     6,180   200,000
  6    41     1,450    10,356    2,975   4,135   200,000     5,530    6,690   200,000      6,591     7,751   200,000
  7    42     1,450    12,396    3,516   4,676   200,000     6,963    8,123   200,000      8,335     9,495   200,000
  8    43     1,450    14,539    4,151   5,166   200,000     8,652    9,667   200,000     10,417    11,432   200,000
  9    44     1,450    16,788    4,736   5,606   200,000    10,467   11,337   200,000     12,713    13,583   200,000
 10    45     1,450    19,150    5,271   5,996   200,000    12,421   13,146   200,000     15,246    15,971   200,000
 11    46     1,450    21,630    5,757   6,337   200,000    14,530   15,110   200,000     18,043    18,623   200,000
 12    47     1,450    24,234    6,195   6,630   200,000    16,815   17,250   200,000     21,132    21,567   200,000
 13    48     1,450    26,968    6,562   6,852   200,000    19,272   19,562   200,000     24,502    24,792   200,000
 14    49     1,450    29,839    6,881   7,026   200,000    21,945   22,090   200,000     28,163    28,308   200,000
 15    50     1,450    32,853    7,131   7,131   200,000    24,838   24,838   200,000     32,149    32,149   200,000
 16    51     1,450    36,019    7,334   7,334   200,000    28,015   28,015   200,000     36,539    36,539   200,000
 17    52     1,450    39,342    7,446   7,446   200,000    31,469   31,469   200,000     41,359    41,359   200,000
 18    53     1,450    42,832    7,465   7,465   200,000    35,235   35,235   200,000     46,641    46,641   200,000
 19    54     1,450    46,496    7,347   7,347   200,000    39,313   39,313   200,000     52,463    52,463   200,000
 20    55     1,450    50,343    7,114   7,114   200,000    43,765   43,765   200,000     58,872    58,872   200,000
 21    56     1,450    54,383    6,723   6,723   200,000    48,601   48,601   200,000     65,958    65,958   200,000
 22    57     1,450    58,624    6,171   6,171   200,000    53,875   53,875   200,000     73,771    73,771   200,000
 23    58     1,450    63,078    5,459   5,459   200,000    59,649   59,649   200,000     82,404    82,404   200,000
 24    59     1,450    67,754    4,538   4,538   200,000    65,958   65,958   200,000     91,964    91,964   200,000
 25    60     1,450    72,665    3,408   3,408   200,000    72,881   72,881   200,000    102,544   102,544   200,000

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                              CURRENT CHARGES
                                 ------------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)          12.00% (11.25% NET)               12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS   VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
 26    61     1,450    77,820     2,019   2,019  200,000    80,477    80,477   200,000      114,283     114,283     200,000
 27    62     1,450    83,234       365     365  200,000    88,852    88,852   200,000      127,338     127,338     200,000
 28    63     1,450    88,918    LAPSED  LAPSED   LAPSED    98,085    98,085   200,000      141,873     141,873     200,000
 29    64     1,450    94,886                              108,307   108,307   200,000      158,098     158,098     200,000
 30    65     1,450    101,153                             119,662   119,662   200,000      176,191     176,191     214,954
 31    66     1,450    107,733                             132,329   132,329   200,000      196,208     196,208     235,450
 32    67     1,450    114,642                             146,538   146,538   200,000      218,305     218,305     259,783
 33    68     1,450    121,897                             162,562   162,562   200,000      242,703     242,703     286,389
 34    69     1,450    129,514                             180,655   180,655   211,366      269,645     269,645     315,485
 35    70     1,450    137,513                             200,642   200,642   232,745      299,404     299,404     347,309
 36    71     1,450    145,911                             222,643   222,643   256,040      332,272     332,272     382,112
 37    72     1,450    154,729                             246,958   246,958   279,063      368,682     368,682     416,610
 38    73     1,450    163,988                             273,860   273,860   303,985      409,031     409,031     454,024
 39    74     1,450    173,710                             303,677   303,677   331,007      453,775     453,775     494,614
 40    75     1,450    183,918                             336,797   336,797   360,373      503,445     503,445     538,686
 41    76     1,450    194,636                             373,693   373,693   392,378      558,663     558,663     586,596
 42    77     1,450    205,890                             414,342   414,342   435,059      619,683     619,683     650,667
 43    78     1,450    217,707                             459,106   459,106   482,061      687,086     687,086     721,441
 44    79     1,450    230,115                             508,373   508,373   533,792      761,520     761,520     799,596
 45    80     1,450    243,143                             562,557   562,557   590,685      843,681     843,681     885,865
 46    81     1,450    256,823                             622,100   622,100   653,205      934,337     934,337     981,054
 47    82     1,450    271,187                             687,461   687,461   721,834    1,034,318   1,034,318   1,086,034
 48    83     1,450    286,269                             759,120   759,120   797,075    1,144,542   1,144,542   1,201,770
 49    84     1,450    302,105                             837,576   837,576   879,455    1,265,871   1,265,871   1,329,164
 50    85     1,450    318,732                             923,365   923,365   969,533    1,399,298   1,399,298   1,469,263

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                          GUARANTEED CHARGES
                                 ---------------------------------------------------------------------
END                    PREMIUM           0.00% (-.75% NET)                  12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51    86     1,450    336,191                                       1,017,053   1,017,053   1,067,906
 52    87     1,450    354,524                                       1,119,241   1,119,241   1,175,203
 53    88     1,450    373,772                                       1,230,580   1,230,580   1,292,109
 54    89     1,450    393,983                                       1,351,737   1,351,737   1,419,324
 55    90     1,450    415,205                                       1,483,409   1,483,409   1,557,580
 56    91     1,450    437,488                                       1,626,283   1,626,283   1,707,597
 57    92     1,450    460,885                                       1,786,018   1,786,018   1,857,458
 58    93     1,450    485,451                                       1,965,579   1,965,579   2,024,546
 59    94     1,450    511,246                                       2,168,618   2,168,618   2,211,990
 60    95     1,450    538,331                                       2,399,877   2,399,877   2,423,876
 61    96     1,450    566,770                                       2,654,559   2,654,559   2,681,104
 62    97     1,450    596,631                                       2,933,944   2,933,944   2,963,283
 63    98     1,450    627,985                                       3,237,572   3,237,572   3,269,947
 64    99     1,450    660,907                                       3,568,075   3,568,075   3,603,756
 65    100    1,450    695,475                                       3,932,173   3,932,173   3,971,495

               CURRENT CHARGES
      ---------------------------------
END          12.00% (11.25% NET)
 OF     CASH        FUND        DEATH
YEAR    VALUE       VALUE     PROCEEDS
 51   1,545,887   1,545,887   1,623,181
 52   1,706,738   1,706,738   1,792,074
 53   1,882,936   1,882,936   1,977,083
 54   2,075,810   2,075,810   2,179,600
 55   2,286,647   2,286,647   2,400,980
 56   2,516,552   2,516,552   2,642,379
 57   2,772,282   2,772,282   2,883,174
 58   3,058,014   3,058,014   3,149,754
 59   3,379,046   3,379,046   3,446,627
 60   3,741,639   3,741,639   3,779,055
 61   4,142,617   4,142,617   4,184,043
 62   4,586,031   4,586,031   4,631,891
 63   5,076,124   5,076,124   5,126,885
 64   5,617,655   5,617,655   5,673,831
 65   6,215,513   6,215,513   6,277,668

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $1,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       4,450         0    3,082   200,000         0    3,082   200,000         0    3,082   200,000
   5       4,450     5,750    9,310   200,000     5,750    9,310   200,000    10,867   14,427   200,000
   10      4,450     9,214   11,439   200,000     9,214   11,439   200,000    24,879   27,104   200,000
   20      4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    32,706   32,706   200,000
@ Age 70   4,450     2,898    2,898   200,000     2,898    2,898   200,000    34,647   34,647   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 16 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 16 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 28 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
  1    56     4,450     4,673          0      3,082  200,000        0   3,082  200,000         0       3,082     200,000
  2    57     4,450     9,579      1,356      4,916  200,000    1,356   4,916  200,000     2,464       6,024     200,000
  3    58     4,450    14,730      3,026      6,586  200,000    3,026   6,586  200,000     5,315       8,875     200,000
  4    59     4,450    20,139      4,490      8,050  200,000    4,490   8,050  200,000     8,100      11,660     200,000
  5    60     4,450    25,819      5,750      9,310  200,000    5,750   9,310  200,000    10,867      14,427     200,000
  6    61     4,450    31,782      6,765     10,325  200,000    6,765  10,325  200,000    13,613      17,173     200,000
  7    62     4,450    38,044      7,536     11,096  200,000    7,536  11,096  200,000    16,298      19,858     200,000
  8    63     4,450    44,618      8,443     11,558  200,000    8,443  11,558  200,000    19,304      22,419     200,000
  9    64     4,450    51,522      9,018     11,688  200,000    9,018  11,688  200,000    22,170      24,840     200,000
 10    65     4,450    58,770      9,214     11,439  200,000    9,214  11,439  200,000    24,879      27,104     200,000
 11    66     4,450    66,381      8,983     10,763  200,000    8,983  10,763  200,000    27,355      29,135     200,000
 12    67     4,450    74,373      8,294      9,629  200,000    8,294   9,629  200,000    29,584      30,919     200,000
 13    68     4,450    82,764      7,090      7,980  200,000    7,090   7,980  200,000    31,592      32,482     200,000
 14    69     4,450    91,575      5,330      5,775  200,000    5,330   5,775  200,000    33,305      33,750     200,000
 15    70     4,450    100,826     2,898      2,898  200,000    2,898   2,898  200,000    34,647      34,647     200,000
 16    71     4,450    110,540    LAPSED     LAPSED   LAPSED   LAPSED  LAPSED   LAPSED    35,368      35,368     200,000
 17    72     4,450    120,739                                                            35,510      35,510     200,000
 18    73     4,450    131,449                                                            35,050      35,050     200,000
 19    74     4,450    142,693                                                            34,133      34,133     200,000
 20    75     4,450    154,501                                                            32,706      32,706     200,000
 21    76     4,450    166,898                                                            30,730      30,730     200,000
 22    77     4,450    179,916                                                            28,120      28,120     200,000
 23    78     4,450    193,584                                                            24,756      24,756     200,000
 24    79     4,450    207,936                                                            20,547      20,547     200,000
 25    80     4,450    223,005                                                            15,340      15,340     200,000

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                            CURRENT CHARGES
                                 ------------------------------------------------------  --------------------------------
END                    PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)             0.00% (-.75% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH        FUND       DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    81     4,450    238,828                                                             8,977       8,977     200,000
 27    82     4,450    255,441                                                             1,248       1,248     200,000
 28    83     4,450    272,886                                                            LAPSED      LAPSED      LAPSED

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   --------------------------   ----------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)             6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       4,450         0    3,082   200,000         0    3,296   200,000          0     3,296   200,000
   5       4,450     5,750    9,310   200,000     8,213   11,773   200,000     13,907    17,467   200,000
   10      4,450     9,214   11,439   200,000    17,081   19,306   200,000     36,480    38,705   200,000
   20      4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     84,411    84,411   200,000
@ Age 70   4,450     2,898    2,898   200,000    18,086   18,086   200,000     61,547    61,547   200,000
@ Age 85   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    128,434   128,434   200,000
@ Age 90   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    146,039   146,039   200,000

* Policy lapses in policy year 16 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 20 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                   GUARANTEED CHARGES                           CURRENT CHARGES
                                 ------------------------------------------------------  ------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH       FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS   VALUE      VALUE     PROCEEDS
  1    56     4,450     4,673          0      3,082  200,000        0   3,296  200,000         0      3,296    200,000
  2    57     4,450     9,579      1,356      4,916  200,000    1,943   5,503  200,000     3,084      6,644    200,000
  3    58     4,450    14,730      3,026      6,586  200,000    4,114   7,674  200,000     6,538     10,098    200,000
  4    59     4,450    20,139      4,490      8,050  200,000    6,204   9,764  200,000    10,127     13,687    200,000
  5    60     4,450    25,819      5,750      9,310  200,000    8,213  11,773  200,000    13,907     17,467    200,000
  6    61     4,450    31,782      6,765     10,325  200,000   10,095  13,655  200,000    17,888     21,448    200,000
  7    62     4,450    38,044      7,536     11,096  200,000   11,846  15,406  200,000    22,036     25,596    200,000
  8    63     4,450    44,618      8,443     11,558  200,000   13,841  16,956  200,000    26,746     29,861    200,000
  9    64     4,450    51,522      9,018     11,688  200,000   15,604  18,274  200,000    31,563     34,233    200,000
 10    65     4,450    58,770      9,214     11,439  200,000   17,081  19,306  200,000    36,480     38,705    200,000
 11    66     4,450    66,381      8,983     10,763  200,000   18,212  19,992  200,000    41,433     43,213    200,000
 12    67     4,450    74,373      8,294      9,629  200,000   18,952  20,287  200,000    46,417     47,752    200,000
 13    68     4,450    82,764      7,090      7,980  200,000   19,230  20,120  200,000    51,466     52,356    200,000
 14    69     4,450    91,575      5,330      5,775  200,000   18,986  19,431  200,000    56,527     56,972    200,000
 15    70     4,450    100,826     2,898      2,898  200,000   18,086  18,086  200,000    61,547     61,547    200,000
 16    71     4,450    110,540    LAPSED     LAPSED   LAPSED   16,353  16,353  200,000    66,333     66,333    200,000
 17    72     4,450    120,739                                 13,692  13,692  200,000    70,965     70,965    200,000
 18    73     4,450    131,449                                  9,855   9,855  200,000    75,451     75,451    200,000
 19    74     4,450    142,693                                  4,569   4,569  200,000    79,934     79,934    200,000
 20    75     4,450    154,501                                 LAPSED  LAPSED   LAPSED    84,411     84,411    200,000
 21    76     4,450    166,898                                                            88,895     88,895    200,000
 22    77     4,450    179,916                                                            93,376     93,376    200,000
 23    78     4,450    193,584                                                            97,836     97,836    200,000
 24    79     4,450    207,936                                                           102,285    102,285    200,000
 25    80     4,450    223,005                                                           106,715    106,715    200,000

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                   GUARANTEED CHARGES                           CURRENT CHARGES
                                 ------------------------------------------------------  ------------------------------
END                    PREMIUM        0.00% (-.75% NET)           6.00% (5.25% NET)            6.00% (5.25% NET)
 OF          PREMIUM   ACCUM'D     CASH       FUND    DEATH     CASH    FUND    DEATH      CASH       FUND      DEATH
YEAR   AGE   OUTLAY     AT 5%      VALUE     VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS   VALUE      VALUE     PROCEEDS
 26    81     4,450    238,828                                                           111,134    111,134    200,000
 27    82     4,450    255,441                                                           115,545    115,545    200,000
 28    83     4,450    272,886                                                           119,979    119,979    200,000
 29    84     4,450    291,203                                                           124,283    124,283    200,000
 30    85     4,450    310,436                                                           128,434    128,434    200,000
 31    86     4,450    330,630                                                           132,418    132,418    200,000
 32    87     4,450    351,834                                                           136,204    136,204    200,000
 33    88     4,450    374,098                                                           139,710    139,710    200,000
 34    89     4,450    397,475                                                           142,994    142,994    200,000
 35    90     4,450    422,022                                                           146,039    146,039    200,000
 36    91     4,450    447,795                                                           148,714    148,714    200,000
 37    92     4,450    474,857                                                           151,067    151,067    200,000
 38    93     4,450    503,273                                                           153,040    153,040    200,000
 39    94     4,450    533,109                                                           154,671    154,671    200,000
 40    95     4,450    564,437                                                           155,866    155,866    200,000
 41    96     4,450    597,331                                                           156,805    156,805    200,000
 42    97     4,450    631,870                                                           157,466    157,466    200,000
 43    98     4,450    668,136                                                           157,473    157,473    200,000
 44    99     4,450    706,216                                                           156,443    156,443    200,000
 45    100    4,450    746,199                                                           153,332    153,332    200,000

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**             CURRENT CHARGES***
                    --------------------------   --------------------------   ---------------------------------
                        0.00% (-.75% NET)           12.00% (11.25% NET)              12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
   1       4,450         0    3,082   200,000         0    3,511   200,000            0       3,511     200,000
   5       4,450     5,750    9,310   200,000    11,164   14,724   200,000       17,487      21,047     200,000
   10      4,450     9,214   11,439   200,000    29,131   31,356   200,000       53,271      55,496     200,000
   20      4,450    LAPSED   LAPSED    LAPSED    70,123   70,123   200,000      205,461     205,461     219,843
@ Age 70   4,450     2,898    2,898   200,000    49,787   49,787   200,000      110,334     110,334     200,000
@ Age 85   4,450    LAPSED   LAPSED    LAPSED    78,947   78,947   200,000      634,824     634,824     666,566
@ Age 90   4,450    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    1,060,805   1,060,805   1,113,845

* Policy lapses in policy year 16 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 35 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.



                                ------------------------------------------------------      -------------------------
                                Signature of Applicant or Policyowner                       Date


Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                  GUARANTEED CHARGES                             CURRENT CHARGES
                                 ----------------------------------------------------   ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)         12.00% (11.25% NET)              12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH     FUND     DEATH       CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
  1    56     4,450     4,673         0   3,082  200,000        0    3,511   200,000            0       3,511     200,000
  2    57     4,450     9,579     1,356   4,916  200,000    2,558    6,118   200,000        3,732       7,292     200,000
  3    58     4,450    14,730     3,026   6,586  200,000    5,305    8,865   200,000        7,865      11,425     200,000
  4    59     4,450    20,139     4,490   8,050  200,000    8,167   11,727   200,000       12,419      15,979     200,000
  5    60     4,450    25,819     5,750   9,310  200,000   11,164   14,724   200,000       17,487      21,047     200,000
  6    61     4,450    31,782     6,765  10,325  200,000   14,273   17,833   200,000       23,127      26,687     200,000
  7    62     4,450    38,044     7,536  11,096  200,000   17,516   21,076   200,000       29,363      32,923     200,000
  8    63     4,450    44,618     8,443  11,558  200,000   21,298   24,413   200,000       36,647      39,762     200,000
  9    64     4,450    51,522     9,018  11,688  200,000   25,176   27,846   200,000       44,594      47,264     200,000
 10    65     4,450    58,770     9,214  11,439  200,000   29,131   31,356   200,000       53,271      55,496     200,000
 11    66     4,450    66,381     8,983  10,763  200,000   33,148   34,928   200,000       62,707      64,487     200,000
 12    67     4,450    74,373     8,294   9,629  200,000   37,231   38,566   200,000       73,002      74,337     200,000
 13    68     4,450    82,764     7,090   7,980  200,000   41,369   42,259   200,000       84,300      85,190     200,000
 14    69     4,450    91,575     5,330   5,775  200,000   45,569   46,014   200,000       96,700      97,145     200,000
 15    70     4,450    100,826    2,898   2,898  200,000   49,787   49,787   200,000      110,334     110,334     200,000
 16    71     4,450    110,540   LAPSED  LAPSED   LAPSED   53,962   53,962   200,000      125,280     125,280     200,000
 17    72     4,450    120,739                             58,146   58,146   200,000      141,904     141,904     200,000
 18    73     4,450    131,449                             62,270   62,270   200,000      160,549     160,549     200,000
 19    74     4,450    142,693                             66,281   66,281   200,000      181,668     181,668     200,000
 20    75     4,450    154,501                             70,123   70,123   200,000      205,461     205,461     219,843
 21    76     4,450    166,898                             73,752   73,752   200,000      231,898     231,898     243,493
 22    77     4,450    179,916                             77,117   77,117   200,000      261,118     261,118     274,174
 23    78     4,450    193,584                             80,188   80,188   200,000      293,402     293,402     308,073
 24    79     4,450    207,936                             82,894   82,894   200,000      329,061     329,061     345,514
 25    80     4,450    223,005                             85,115   85,115   200,000      368,428     368,428     386,850

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Equity Master

               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                           CURRENT CHARGES
                                 --------------------------------------------------  ---------------------------------
END                    PREMIUM      0.00% (-.75% NET)        12.00% (11.25% NET)            12.00% (11.25% NET)
 OF          PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH      CASH        FUND        DEATH
YEAR   AGE   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS
 26    81     4,450    238,828                             86,685  86,685  200,000     411,875     411,875     432,468
 27    82     4,450    255,441                             87,325  87,325  200,000     459,799     459,799     482,789
 28    83     4,450    272,886                             86,648  86,648  200,000     512,643     512,643     538,275
 29    84     4,450    291,203                             84,103  84,103  200,000     570,825     570,825     599,366
 30    85     4,450    310,436                             78,947  78,947  200,000     634,824     634,824     666,566
 31    86     4,450    330,630                             70,091  70,091  200,000     705,154     705,154     740,412
 32    87     4,450    351,834                             55,932  55,932  200,000     782,347     782,347     821,464
 33    88     4,450    374,098                             34,066  34,066  200,000     866,930     866,930     910,276
 34    89     4,450    397,475                                719     719  200,000     959,541     959,541   1,007,518
 35    90     4,450    422,022                             LAPSED  LAPSED   LAPSED   1,060,805   1,060,805   1,113,845
 36    91     4,450    447,795                                                       1,171,260   1,171,260   1,229,823
 37    92     4,450    474,857                                                       1,294,083   1,294,083   1,345,847
 38    93     4,450    503,273                                                       1,431,265   1,431,265   1,474,203
 39    94     4,450    533,109                                                       1,585,329   1,585,329   1,617,036
 40    95     4,450    564,437                                                       1,759,260   1,759,260   1,776,853
 41    96     4,450    597,331                                                       1,951,608   1,951,608   1,971,124
 42    97     4,450    631,870                                                       2,164,314   2,164,314   2,185,957
 43    98     4,450    668,136                                                       2,399,418   2,399,418   2,423,412
 44    99     4,450    706,216                                                       2,659,201   2,659,201   2,685,793
 45    100    4,450    746,199                                                       2,946,013   2,946,013   2,975,473

This is an illustration, not a policy.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc. or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                         Prepared On: 09/11/1998
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option
1                                                               Version 98.09.01
Initial Modal Premium: $4,450.00-Premium Mode: Annual-Riders: None  Form # B2-98

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS RELATING TO SECTION 26 OF THE
  INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The Facing Sheet.

     Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of        pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

          a. Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York

          b. PricewaterhouseCoopers LLP, Independent Accountants

     The following exhibits:

          1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

             (1) Resolution of the Board of Directors of MONY America authorizing establishment of MONY America Variable Account L, filed as
        Exhibit 1 to Registration Statement on Form S-6, dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235), is incorporated herein by reference.

             (2) Not applicable.

             (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp., filed as
        Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

             (c) Commission schedule (with Commission Contract), filed as
        Exhibit 3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (4) Not applicable.

             (5) Form of policy, filed as Exhibit 1(5) to Registration Statement on Form S-6, dated June 16, 1998 (Registration Nos. 333-56969 and 811-4235), is incorporated herein by reference.

             (6) Articles of Incorporation and By-Laws of MONY America filed as Exhibits 6(a) and 6(b), respectively, to Registration Statement Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

             (7) Not applicable.

             (8) (a) Form of agreement to purchase shares. Application Form for Flexible Premium Variable Universal Life Insurance Policy, filed as
        Exhibit 1.(10) to Pre-Effective Amendment No. 1, dated January 6, 1995, to Registration Statement on Form S-6 (Registration No. 33-82570), is incorporated herein by reference.

             (b) Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

             Portfolio Manager Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-advisor, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             Portfolio Manager Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Gabelli Asset Management Co., as sub-adviser, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             Portfolio Manager Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Brinson Partners, Inc., as sub-adviser, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             Portfolio Manager Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, Inc., as sub-adviser, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

             (9) Not applicable.

             (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy, filed as Exhibit 1.(10) to Pre-Effective Amendment No. 1, dated January 6, 1995, to Registration Statement on Form S-6 (Registration No. 33-82570), is incorporated herein by reference.

          2. Opinion and consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to legality of the securities being registered, is incorporated herein by reference.

          3. Not applicable.

          4. Not applicable.

          5. Not applicable.

          6. Not Applicable.

          7. Consent of PricewaterhouseCoopers LLP as to the inclusion of their reports on the audits of the financial statements of MONY America Variable Account L is filed herewith as Exhibit 7.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY America Variable Account L of MONY Life Insurance Company of America, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 18th day of April 2000.

                                          MONY AMERICA VARIABLE ACCOUNT L OF
                                          MONY LIFE INSURANCE COMPANY OF AMERICA

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                              Michael I. Roth, Director,
                                              Chairman of the Board and Chief
                                              Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                                                                   DATE
---------                                                                                   ----

              /s/ MICHAEL I. ROTH                 Director, Chairman of the Board        April 18, 2000
------------------------------------------------    and Chief Executive Officer
                Michael I. Roth

               /s/ SAMUEL J. FOTI                 Director, President and Chief          April 18, 2000
------------------------------------------------    Operating Officer
                 Samuel J. Foti

              /s/ RICHARD DADDARIO                Director, Vice President and           April 18, 2000
------------------------------------------------    Controller
                Richard Daddario                    (Principal Financial and
                                                    Accounting Officer)

             /s/ KENNETH M. LEVINE                Director and Executive Vice            April 18, 2000
------------------------------------------------    President
               Kenneth M. Levine

            /s/ PHILLIP A. EISENBERG              Director, Vice President and           April 18, 2000
------------------------------------------------    Actuary
              Phillip A. Eisenberg

              /s/ MARGARET G. GALE                Director and Vice President            April 18, 2000
------------------------------------------------
                Margaret G. Gale

              /s/ CHARLES P. LEONE                Director and Vice President            April 18, 2000
------------------------------------------------
                Charles P. Leone

             /s/ RICHARD E. CONNORS               Director                               April 18, 2000
------------------------------------------------
               Richard E. Connors

              /s/ STEPHEN J. HALL                 Director                               April 18, 2000
------------------------------------------------
                Stephen J. Hall

                                 EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------
7.            Consent of PricewaterhouseCoopers LLP